UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Mid Cap Portfolio, a fund of Variable Insurance Products Fund III has also been included in an N-CSR filing dated August 25, 2003.

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Aggressive Growth Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Genentech, Inc.	2.7
St. Jude Medical, Inc.	1.8
Intel Corp.	1.7
Biomet, Inc.	1.5
Microsoft Corp.	1.2
8.9
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Health Care	24.4
Information Technology	17.4
Consumer Discretionary	16.7
Industrials	8.0
Energy	4.6
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks, Investment Companies and Equity Futures	85.8%
Short-Term Investments and Net Other Assets	14.2%

* Foreign investments	2.1%

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.7%
Hotels, Restaurants & Leisure - 4.2%
Brinker International, Inc. (a)	600	$ 21,612
California Pizza Kitchen, Inc. (a)	400	8,600
Darden Restaurants, Inc.	1,400	26,572
Harrah's Entertainment, Inc. (a)	180	7,243
Hilton Hotels Corp.	1,100	14,069
International Game Technology	300	30,699
Mandalay Resort Group	100	3,185
Marriott International, Inc. Class A	370	14,215
McDonald's Corp.	400	8,824
Outback Steakhouse, Inc.	400	15,600
Starbucks Corp. (a)	2,720	66,694
The Cheesecake Factory, Inc. (a)	330	11,844
Wendy's International, Inc.	200	5,794
Yum! Brands, Inc. (a)	1,500	44,340
		279,291
Household Durables - 1.6%
Black & Decker Corp.	500	21,725
Furniture Brands International, Inc. (a)	700	18,270
Garmin Ltd. (a)	400	15,948
Harman International Industries, Inc.	150	11,871
Maytag Corp.	770	18,803
Mohawk Industries, Inc. (a)	200	11,106
Ryland Group, Inc.	100	6,940
The Stanley Works	100	2,760
		107,423
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	250	9,123
School Specialty, Inc. (a)	300	8,538
		17,661
Leisure Equipment & Products - 0.8%
Mattel, Inc.	2,840	53,733
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A (a)	1,370	28,441
E.W. Scripps Co. Class A	220	19,518
Entercom Communications Corp. Class A (a)	120	5,881
Fox Entertainment Group, Inc. Class A (a)	2,360	67,921
Gannett Co., Inc.	200	15,362
Getty Images, Inc. (a)	270	11,151
Lamar Advertising Co. Class A (a)	200	7,042
Pixar (a)	300	18,252
The New York Times Co. Class A	400	18,200
Westwood One, Inc. (a)	460	15,608
		207,376
Multiline Retail - 1.3%
99 Cents Only Stores (a)	100	3,432
Big Lots, Inc. (a)	660	9,926
Dollar General Corp.	400	7,304
Dollar Tree Stores, Inc. (a)	930	29,509

	Shares	Value (Note 1)
Family Dollar Stores, Inc.	690	$ 26,324
Fred's, Inc. Class A	360	13,385
		89,880
Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A (a)	300	8,523
Aeropostale, Inc. (a)	80	1,718
AutoZone, Inc. (a)	320	24,310
Bed Bath & Beyond, Inc. (a)	660	25,615
Chico's FAS, Inc. (a)	100	2,105
Christopher & Banks Corp. (a)	430	15,906
Foot Locker, Inc.	200	2,650
Gap, Inc.	600	11,256
Home Depot, Inc.	100	3,312
Hot Topic, Inc. (a)	560	15,070
Michaels Stores, Inc. (a)	270	10,276
PETsMART, Inc.	1,270	21,171
Pier 1 Imports, Inc.	100	2,040
RadioShack Corp.	500	13,155
Ross Stores, Inc.	780	33,337
Staples, Inc. (a)	4,310	79,089
Talbots, Inc.	100	2,945
TJX Companies, Inc.	1,000	18,840
Weight Watchers International, Inc. (a)	200	9,098
Williams-Sonoma, Inc. (a)	1,680	49,056
		349,472
Textiles Apparel & Luxury Goods - 0.2%
Kenneth Cole Productions, Inc. Class A (a)	300	5,847
NIKE, Inc. Class B	200	10,698
		16,545
TOTAL CONSUMER DISCRETIONARY		1,121,381
CONSUMER STAPLES - 4.5%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	510	9,257
Constellation Brands, Inc. Class A (a)	200	6,280
Pepsi Bottling Group, Inc.	690	13,814
PepsiCo, Inc.	100	4,450
		33,801
Food & Staples Retailing - 1.1%
CVS Corp.	1,210	33,916
Performance Food Group Co. (a)	410	15,170
Whole Foods Market, Inc. (a)	500	23,765
		72,851
Food Products - 1.5%
Dean Foods Co. (a)	1,080	34,020
Del Monte Foods Co. (a)	300	2,652
Dreyer's Grand Ice Cream Holdings, Inc.	240	18,845
Hershey Foods Corp.	370	25,774
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	500	$ 13,600
Wm. Wrigley Jr. Co.	130	7,310
		102,201
Household Products - 0.2%
Colgate-Palmolive Co.	260	15,067
Personal Products - 0.9%
Alberto-Culver Co.:
Class A	160	7,965
Class B	450	22,995
Gillette Co.	900	28,674
		59,634
Tobacco - 0.3%
UST, Inc.	520	18,216
TOTAL CONSUMER STAPLES		301,770
ENERGY - 4.6%
Energy Equipment & Services - 2.9%
BJ Services Co. (a)	30	1,121
Cooper Cameron Corp. (a)	660	33,251
ENSCO International, Inc.	420	11,298
Halliburton Co.	100	2,300
Nabors Industries Ltd. (a)	190	7,515
Noble Corp. (a)	360	12,348
Patterson-UTI Energy, Inc. (a)	590	19,116
Smith International, Inc. (a)	1,320	48,497
Weatherford International Ltd. (a)	1,400	58,660
		194,106
Oil & Gas - 1.7%
Apache Corp.	131	8,523
Burlington Resources, Inc.	590	31,901
Devon Energy Corp.	124	6,622
EOG Resources, Inc.	260	10,878
Murphy Oil Corp.	380	19,988
Pioneer Natural Resources Co. (a)	900	23,490
Teekay Shipping Corp.	300	12,870
		114,272
TOTAL ENERGY		308,378
FINANCIALS - 3.9%
Capital Markets - 1.9%
Ameritrade Holding Corp. (a)	600	4,446
Bear Stearns Companies, Inc.	140	10,139
Eaton Vance Corp. (non-vtg.)	500	15,800
Federated Investors, Inc. Class B (non-vtg.)	670	18,371
Investment Technology Group, Inc. (a)	440	8,184
Investors Financial Services Corp.	400	11,604
Legg Mason, Inc.	300	19,485

	Shares	Value (Note 1)
Neuberger Berman, Inc.	300	$ 11,973
SEI Investments Co.	200	6,400
T. Rowe Price Group, Inc.	200	7,550
Waddell & Reed Financial, Inc. Class A	530	13,605
		127,557
Commercial Banks - 0.8%
Fifth Third Bancorp	400	22,936
North Fork Bancorp, Inc., New York	200	6,812
Synovus Financial Corp.	1,030	22,145
		51,893
Consumer Finance - 0.2%
SLM Corp.	420	16,451
Diversified Financial Services - 0.7%
Moody's Corp.	860	45,331
Real Estate - 0.0%
Catellus Development Corp. (a)	100	2,200
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	660	19,199
TOTAL FINANCIALS		262,631
HEALTH CARE - 24.4%
Biotechnology - 7.5%
Affymetrix, Inc. (a)	100	1,971
Amgen, Inc. (a)	630	41,857
Amylin Pharmaceuticals, Inc. (a)	400	8,756
Biogen, Inc. (a)	1,360	51,680
Celgene Corp. (a)	540	16,416
Cephalon, Inc. (a)	230	9,467
Charles River Laboratories International, Inc. (a)	500	16,090
Genentech, Inc. (a)	2,500	180,290
Genzyme Corp. - General Division (a)	1,370	57,266
Gilead Sciences, Inc. (a)	110	6,114
ICOS Corp. (a)	100	3,675
IDEC Pharmaceuticals Corp. (a)	312	10,608
ImClone Systems, Inc. (a)	300	9,486
MedImmune, Inc. (a)	1,620	58,919
Millennium Pharmaceuticals, Inc. (a)	510	8,022
Neurocrine Biosciences, Inc. (a)	50	2,497
Protein Design Labs, Inc. (a)	400	5,592
Trimeris, Inc. (a)	300	13,704
		502,410
Health Care Equipment & Supplies - 7.6%
Beckman Coulter, Inc.	200	8,128
Becton, Dickinson & Co.	300	11,655
Biomet, Inc.	3,480	99,737
Boston Scientific Corp. (a)	470	28,717
C.R. Bard, Inc.	400	28,524
DENTSPLY International, Inc.	815	33,334
Edwards Lifesciences Corp. (a)	200	6,428
Fisher Scientific International, Inc. (a)	400	13,960
Medtronic, Inc.	1,340	64,280
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc. (a)	100	$ 3,920
St. Jude Medical, Inc. (a)	2,040	117,300
Steris Corp. (a)	100	2,309
Stryker Corp.	500	34,685
Varian Medical Systems, Inc. (a)	400	23,028
Zimmer Holdings, Inc. (a)	750	33,788
		509,793
Health Care Providers & Services - 6.6%
Accredo Health, Inc. (a)	460	10,028
Aetna, Inc.	200	12,040
AmerisourceBergen Corp.	370	25,660
Anthem, Inc. (a)	681	52,539
Apria Healthcare Group, Inc. (a)	100	2,488
Caremark Rx, Inc. (a)	2,040	52,387
Community Health Systems, Inc. (a)	730	14,082
Coventry Health Care, Inc. (a)	200	9,232
Health Management Associates, Inc. Class A	300	5,535
Henry Schein, Inc. (a)	100	5,234
IMS Health, Inc.	600	10,794
Laboratory Corp. of America Holdings (a)	700	21,105
LifePoint Hospitals, Inc. (a)	200	4,188
Lincare Holdings, Inc. (a)	380	11,974
McKesson Corp.	1,160	41,458
Patterson Dental Co. (a)	100	4,538
Priority Healthcare Corp. Class B (a)	1,050	19,478
Quest Diagnostics, Inc. (a)	440	28,072
Renal Care Group, Inc. (a)	200	7,042
Tenet Healthcare Corp. (a)	800	9,320
Triad Hospitals, Inc. (a)	460	11,417
UnitedHealth Group, Inc.	1,160	58,290
WellPoint Health Networks, Inc. (a)	290	24,447
		441,348
Pharmaceuticals - 2.7%
Abbott Laboratories	370	16,191
Adolor Corp. (a)	400	4,908
Allergan, Inc.	700	53,970
Barr Laboratories, Inc. (a)	180	11,790
Biovail Corp. (a)	300	14,009
Endo Pharmaceuticals Holdings, Inc. (a)	200	3,384
Forest Laboratories, Inc. (a)	225	12,319
Merck & Co., Inc.	160	9,688
Mylan Laboratories, Inc.	980	34,075
Pharmaceutical Resources, Inc. (a)	160	7,786
Schering-Plough Corp.	200	3,720

	Shares	Value (Note 1)
Sepracor, Inc. (a)	400	$ 7,212
Watson Pharmaceuticals, Inc. (a)	100	4,037
		183,089
TOTAL HEALTH CARE		1,636,640
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	300	14,271
Northrop Grumman Corp.	140	12,081
Rockwell Collins, Inc.	200	4,926
		31,278
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	200	6,928
Building Products - 0.5%
American Standard Companies, Inc. (a)	450	33,269
Commercial Services & Supplies - 5.0%
Apollo Group, Inc. Class A (a)	840	51,878
Avery Dennison Corp.	460	23,092
Career Education Corp. (a)	300	20,526
ChoicePoint, Inc. (a)	400	13,808
Cintas Corp.	800	28,352
Corinthian Colleges, Inc. (a)	100	4,857
DeVry, Inc. (a)	500	11,645
Education Management Corp. (a)	160	8,509
Equifax, Inc.	670	17,420
H&R Block, Inc.	1,230	53,198
Herman Miller, Inc.	360	7,276
ITT Educational Services, Inc. (a)	200	5,850
Manpower, Inc.	270	10,014
Pitney Bowes, Inc.	1,100	42,251
Robert Half International, Inc. (a)	2,090	39,585
		338,261
Construction & Engineering - 0.1%
Granite Construction, Inc.	300	5,748
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	150	6,195
Sumitomo Electric Industries Ltd.	2,000	14,655
		20,850
Industrial Conglomerates - 0.6%
3M Co.	130	16,767
Tyco International Ltd.	1,200	22,776
		39,543
Machinery - 0.5%
AGCO Corp. (a)	700	11,956
Astec Industries, Inc. (a)	600	5,232
Danaher Corp.	30	2,042
Ingersoll-Rand Co. Ltd. Class A	100	4,732
ITT Industries, Inc.	100	6,546
Pall Corp.	100	2,250
		32,758
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Fastenal Co.	770	$ 26,134
TOTAL INDUSTRIALS		534,769
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.3%
ADC Telecommunications, Inc. (a)	800	1,862
Advanced Fibre Communications, Inc. (a)	200	3,254
Brocade Communications Systems, Inc. (a)	3,910	23,030
Corning, Inc. (a)	1,500	11,085
Enterasys Networks, Inc. (a)	1,820	5,515
InterDigital Communication Corp. (a)	200	4,674
Marconi Corp. PLC (a)	12,600	12,826
Mindspeed Technologies, Inc. (a)	263	710
Motorola, Inc.	1,800	16,974
Polycom, Inc. (a)	380	5,267
Sycamore Networks, Inc. (a)	900	3,447
		88,644
Computers & Peripherals - 1.1%
Diebold, Inc.	160	6,920
Hewlett-Packard Co.	200	4,260
Lexmark International, Inc. Class A (a)	490	34,677
Seagate Technology	600	10,590
Sun Microsystems, Inc. (a)	1,970	9,062
Western Digital Corp. (a)	700	7,210
		72,719
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	310	6,061
CDW Corp. (a)	200	9,160
Celestica, Inc. (sub. vtg.) (a)	600	9,402
Ingram Micro, Inc. Class A (a)	500	5,500
Symbol Technologies, Inc.	1,000	13,010
Thermo Electron Corp. (a)	280	5,886
Vishay Intertechnology, Inc. (a)	600	7,920
		56,939
Internet Software & Services - 0.7%
Expedia, Inc. (a)	100	7,638
Vignette Corp. (a)	5,970	12,418
Vitria Technology, Inc. (a)	1,000	5,730
Yahoo!, Inc. (a)	580	19,001
		44,787
IT Services - 2.8%
Affiliated Computer Services, Inc. Class A (a)	820	37,499
BearingPoint, Inc. (a)	1,000	9,650
Computer Sciences Corp. (a)	100	3,812
Concord EFS, Inc. (a)	200	2,944
CSG Systems International, Inc. (a)	400	5,652

	Shares	Value (Note 1)
First Data Corp.	870	$ 36,053
Fiserv, Inc. (a)	500	17,805
Iron Mountain, Inc. (a)	400	14,836
Paychex, Inc.	250	7,328
Sabre Holdings Corp. Class A	700	17,255
SunGard Data Systems, Inc. (a)	830	21,505
The BISYS Group, Inc. (a)	780	14,329
		188,668
Office Electronics - 0.1%
Xerox Corp. (a)	500	5,295
Semiconductors & Semiconductor Equipment - 4.6%
Agere Systems, Inc. Class A (a)	3,831	8,926
Broadcom Corp. Class A (a)	300	7,473
Conexant Systems, Inc. (a)	790	3,239
Genesis Microchip, Inc. (a)	100	1,354
GlobespanVirata, Inc. (a)	2,300	18,975
Integrated Device Technology, Inc. (a)	700	7,735
Intel Corp.	5,500	114,312
Intersil Corp. Class A (a)	1,100	29,271
KLA-Tencor Corp. (a)	330	15,342
LSI Logic Corp. (a)	1,100	7,788
Marvell Technology Group Ltd. (a)	800	27,496
Microchip Technology, Inc.	750	18,473
Micron Technology, Inc. (a)	840	9,769
NVIDIA Corp. (a)	1,180	27,152
Rambus, Inc. (a)	200	3,314
Semtech Corp. (a)	60	854
Silicon Laboratories, Inc. (a)	80	2,131
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	400	4,032
Texas Instruments, Inc.	100	1,760
United Microelectronics Corp. sponsored ADR (a)	100	375
		309,771
Software - 6.0%
Adobe Systems, Inc.	1,340	42,974
Autodesk, Inc.	200	3,232
BMC Software, Inc. (a)	660	10,778
Cadence Design Systems, Inc. (a)	1,650	19,899
Citrix Systems, Inc. (a)	650	13,234
Cognos, Inc. (a)	100	2,706
Electronic Arts, Inc. (a)	730	54,013
Intuit, Inc. (a)	540	24,046
Jack Henry & Associates, Inc.	240	4,270
Legato Systems, Inc. (a)	520	4,363
Microsoft Corp.	3,120	79,903
Network Associates, Inc. (a)	840	10,651
Parametric Technology Corp. (a)	1,000	3,050
PeopleSoft, Inc. (a)	1,110	19,525
Red Hat, Inc. (a)	100	757
Siebel Systems, Inc. (a)	1,320	12,593
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	470	$ 20,614
VERITAS Software Corp. (a)	2,580	73,969
		400,577
TOTAL INFORMATION TECHNOLOGY		1,167,400
MATERIALS - 2.9%
Chemicals - 0.5%
Dow Chemical Co.	300	9,288
Ferro Corp.	200	4,506
International Flavors & Fragrances, Inc.	200	6,386
Olin Corp.	500	8,550
Praxair, Inc.	50	3,005
		31,735
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	660	9,088
Sealed Air Corp.	560	26,690
		35,778
Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	600	14,700
Massey Energy Co.	570	7,496
Newmont Mining Corp. Holding Co.	2,120	68,815
		91,011
Paper & Forest Products - 0.5%
International Paper Co.	500	17,865
Weyerhaeuser Co.	350	18,900
		36,765
TOTAL MATERIALS		195,289
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
Covad Communications Group, Inc. (a)	300	303
NTL, Inc. (a)	400	13,648
Qwest Communications International, Inc. (a)	4,810	22,992
Verizon Communications, Inc.	600	23,670
		60,613
Wireless Telecommunication Services - 0.4%
At Road, Inc. (a)	200	2,184
Nextel Communications, Inc. Class A (a)	1,030	18,622
Sprint Corp. - PCS Group Series 1 (a)	1,030	5,923
		26,729
TOTAL TELECOMMUNICATION SERVICES		87,342
UTILITIES - 0.2%
Gas Utilities - 0.1%
Kinder Morgan, Inc.	200	10,930

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 0.1%
Westar Energy, Inc.	300	$ 4,869
TOTAL UTILITIES		15,799
TOTAL COMMON STOCKS (Cost $4,987,134)		5,631,399
Investment Companies - 0.5%

Nasdaq-100 Trust unit Series 1 (a) (Cost $25,740)	1,064	31,867
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.95% 8/21/03 (c) (Cost $9,986)	$ 10,000	9,988
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $1,114,007)	1,114,007	1,114,007
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $33,000)	33,001	33,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $6,169,867)		6,820,261
NET OTHER ASSETS - (1.6)%		(106,700)
NET ASSETS - 100%		$ 6,713,561
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
2 S&P MidCap 400 E-Mini Index Contracts	Sept. 2003	$ 96,040	$ (942)

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,988.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,595,698 and $4,218,138.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $596 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $2,048,000 of which $3,000, $601,000 and $1,444,000 will expire on December 31, 2008, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $107,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $33,000) (cost $6,169,867) - See accompanying schedule		$ 6,820,261
Cash		89
Receivable for investments sold		410,015
Receivable for fund shares sold		7,774
Dividends receivable		1,497
Interest receivable		1,188
Other receivables		1,732
Total assets		7,242,556

Liabilities
Payable for investments purchased	$ 490,885
Payable for fund shares redeemed	53
Accrued management fee	8,839
Distribution fees payable	1,117
Payable for daily variation on futures contracts	320
Other payables and accrued expenses	27,781
Total liabilities		528,995

Net Assets		$ 6,713,561
Net Assets consist of:
Paid in capital		$ 8,200,950
Accumulated net investment loss		(14,051)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,122,790)
Net unrealized appreciation (depreciation) on investments		649,452
Net Assets		$ 6,713,561

Initial Class: Net Asset Value, offering price and redemption price per share ($780,270 ÷ 114,700 shares)		$ 6.80

Service Class: Net Asset Value, offering price and redemption price per share ($870,999 ÷ 127,525 shares)		$ 6.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,062,292 ÷ 749,865 shares)		$ 6.75

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 12,128
Interest		5,427
Total income		17,555

Expenses
Management fee	$ 18,245
Transfer agent fees	3,798
Distribution fees	5,719
Accounting fees and expenses	30,008
Non-interested trustees' compensation	11
Custodian fees and expenses	6,767
Audit	20,873
Legal	6
Miscellaneous	342
Total expenses before reductions	85,769
Expense reductions	(38,540)	47,229
Net investment income (loss)		(29,674)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	58,925
Foreign currency transactions	(27)
Futures contracts	20,236
Total net realized gain (loss)		79,134
Change in net unrealized appreciation (depreciation) on: Investment securities	661,504
Futures contracts	(942)
Total change in net unrealized appreciation (depreciation)		660,562
Net gain (loss)		739,696
Net increase (decrease) in net assets resulting from operations		$ 710,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (29,674)	$ (63,844)
Net realized gain (loss)	79,134	(1,488,256)
Change in net unrealized appreciation (depreciation)	660,562	(366,835)
Net increase (decrease) in net assets resulting from operations	710,022	(1,918,935)
Share transactions - net increase (decrease)	605,576	801,804
Total increase (decrease) in net assets	1,315,598	(1,117,131)

Net Assets
Beginning of period	5,397,963	6,515,094
End of period (including accumulated net investment loss of $14,051 and undistributed net investment income of $15,623, respectively)	$ 6,713,561	$ 5,397,963
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	7,589	2,204	151,729
Reinvested	-	-	-
Redeemed	(6,806)	(2,896)	(55,979)
Net increase (decrease)	783	(692)	95,750
Dollars
Sold	$ 46,550	$ 13,735	$ 949,056
Reinvested	-	-	-
Redeemed	(40,682)	(18,494)	(344,589)
Net increase (decrease)	$ 5,868	$ (4,759)	$ 604,467

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	55,910	137,311	771,955
Reinvested	-	-	-
Redeemed	(46,999)	(148,746)	(666,587)
Net increase (decrease)	8,911	(11,435)	105,368
Dollars
Sold	$ 415,705	$ 1,087,968	$ 5,652,894
Reinvested	-	-	-
Redeemed	(342,688)	(1,150,185)	(4,861,890)
Net increase (decrease)	$ 73,017	$ (62,217)	$ 791,004

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.05	$ 8.22	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	.03 H	- I
Net realized and unrealized gain (loss)	.78	(2.11)	(1.82) H	.02
Total from investment operations	.75	(2.17)	(1.79)	.02
Distributions from net investment income	-	-	(.01)	-
Net asset value, end of period	$ 6.80	$ 6.05	$ 8.22	$ 10.02
Total Return B,C,D	12.40%	(26.40)%	(17.89)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	2.80% A	2.51%	3.00%	146.41% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.44% A	1.35%	1.45%	1.50% A
Net investment income (loss)	(.83)% A	(.85)%	.34% H	5.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 780	$ 689	$ 864	$ 301
Portfolio turnover rate	169% A	460%	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.07	$ 8.25	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	.02 H	- I
Net realized and unrealized gain (loss)	.79	(2.11)	(1.78) H	.02
Total from investment operations	.76	(2.18)	(1.76)	.02
Distributions from net investment income	-	-	(.01)	-
Net asset value, end of period	$ 6.83	$ 6.07	$ 8.25	$ 10.02
Total Return B,C,D	12.52%	(26.42)%	(17.59)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	2.84% A	2.56%	3.09%	146.53% A
Expenses net of voluntary waivers, if any	1.60% A	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.54% A	1.45%	1.55%	1.60% A
Net investment income (loss)	(.93)% A	(.96)%	.24% H	5.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 871	$ 779	$ 1,152	$ 301
Portfolio turnover rate	169% A	460%	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.01	$ 8.20	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	.01 H	- I
Net realized and unrealized gain (loss)	.77	(2.11)	(1.82) H	.02
Total from investment operations	.74	(2.19)	(1.81)	.02
Distributions from net investment income	-	-	(.01)	-
Net asset value, end of period	$ 6.75	$ 6.01	$ 8.20	$ 10.02
Total Return B,C,D	12.31%	(26.71)%	(18.08)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	3.03% A	2.74%	3.23%	146.63% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.69% A	1.60%	1.70%	1.75% A
Net investment income (loss)	(1.08)% A	(1.11) %	.09% H	5.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,062	$ 3,930	$ 4,500	$ 401
Portfolio turnover rate	169% A	460%	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Aggressive Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Aggressive Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 781,263	|
Unrealized depreciation	(165,032)
Net unrealized appreciation (depreciation)	$ 616,231
Cost for federal income tax purposes	$ 6,204,030

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 398	|
Service Class 2	5,321
	$ 5,719

Aggressive Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 526	|
Service Class	364
Service Class 2	2,908
	$ 3,798

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,246 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective August 1, 2003, the expense limitation will be changed to 1.00%, 1.10%, and 1.25% for Initial Class, Service Class and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.50%	$ 4,549
Service Class	1.60%	4,931
Service Class 2	1.75%	27,375
		$ 36,855

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,685 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 58% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 31% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Aggressive Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0803
1.761771.102

Fidelity® Variable Insurance Products:

Balanced Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Omnicom Group, Inc.	3.2
Gillette Co.	3.2
BellSouth Corp.	2.9
Merrill Lynch & Co., Inc.	2.8
Morgan Stanley	2.6
14.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	16.6
Consumer Discretionary	13.5
Consumer Staples	10.3
Telecommunication Services	6.1
Industrials	5.2
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	52.2%
Bonds	34.0%
Short-Term Investments and Net Other Assets	13.8%

* Foreign investments	3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	15,100	$ 431,709
Household Durables - 0.0%
Garmin Ltd. (a)	1,700	67,779
Media - 7.8%
Comcast Corp. Class A (special) (a)	43,600	1,256,988
E.W. Scripps Co. Class A	50,300	4,462,616
EchoStar Communications Corp. Class A (a)	222,500	7,702,950
Omnicom Group, Inc.	138,600	9,937,608
Pegasus Communications Corp. Class A (a)	25,600	757,248
		24,117,410
Multiline Retail - 1.7%
Dollar Tree Stores, Inc. (a)	44,100	1,399,293
Kohl's Corp. (a)	75,400	3,874,052
		5,273,345
Specialty Retail - 0.6%
Hollywood Entertainment Corp. (a)	114,200	1,964,240
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	42,400	1,494,600
TOTAL CONSUMER DISCRETIONARY		33,349,083
CONSUMER STAPLES - 9.7%
Beverages - 0.6%
The Coca-Cola Co.	40,800	1,893,528
Food & Staples Retailing - 2.9%
Sysco Corp.	27,500	826,100
Wal-Mart Stores, Inc.	121,300	6,510,171
Walgreen Co.	55,800	1,679,580
		9,015,851
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	62,400	1,697,280
Unilever PLC sponsored ADR	10,400	333,840
		2,031,120
Household Products - 1.7%
Colgate-Palmolive Co.	41,200	2,387,540
Kimberly-Clark Corp.	52,800	2,752,992
		5,140,532
Personal Products - 3.2%
Gillette Co.	306,900	9,777,834
Tobacco - 0.7%
Altria Group, Inc.	45,250	2,056,160
TOTAL CONSUMER STAPLES		29,915,025

	Shares	Value (Note 1)
ENERGY - 1.7%
Oil & Gas - 1.7%
Exxon Mobil Corp.	142,432	$ 5,114,733
FINANCIALS - 12.3%
Capital Markets - 6.7%
Goldman Sachs Group, Inc.	49,300	4,128,875
Merrill Lynch & Co., Inc.	181,700	8,481,756
Morgan Stanley	189,500	8,101,125
		20,711,756
Commercial Banks - 2.9%
Bank One Corp.	30,500	1,133,990
Wells Fargo & Co.	156,200	7,872,480
		9,006,470
Consumer Finance - 0.5%
American Express Co.	33,300	1,392,273
Insurance - 2.0%
Allstate Corp.	42,200	1,504,430
American International Group, Inc.	60,450	3,335,631
PartnerRe Ltd.	19,200	981,312
Travelers Property Casualty Corp. Class B	22,800	359,556
		6,180,929
Real Estate - 0.2%
Equity Office Properties Trust	28,000	756,280
TOTAL FINANCIALS		38,047,708
HEALTH CARE - 4.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	79,800	5,301,912
Health Care Equipment & Supplies - 0.8%
Alcon, Inc.	20,800	950,560
Medtronic, Inc.	33,200	1,592,604
		2,543,164
Pharmaceuticals - 1.6%
Allergan, Inc.	16,500	1,272,150
Pfizer, Inc.	104,900	3,582,335
		4,854,485
TOTAL HEALTH CARE		12,699,561
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	19,500	927,615
Northrop Grumman Corp.	13,900	1,199,431
United Technologies Corp.	10,200	722,466
		2,849,512
Airlines - 0.8%
Continental Airlines, Inc. Class B (a)	95,800	1,434,126
Mesaba Holdings, Inc. (a)	2,493	15,382
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	47,800	$ 539,662
Southwest Airlines Co.	31,200	536,640
		2,525,810
Building Products - 0.3%
American Standard Companies, Inc. (a)	13,700	1,012,841
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	15,600	783,120
Industrial Conglomerates - 2.1%
General Electric Co.	218,800	6,275,184
TOTAL INDUSTRIALS		13,446,467
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	156,000	2,603,640
Nokia Corp. sponsored ADR	4,200	69,006
		2,672,646
Computers & Peripherals - 0.0%
Lexmark International, Inc. Class A (a)	2,400	169,848
IT Services - 0.7%
First Data Corp.	27,500	1,139,600
Paychex, Inc.	39,600	1,160,676
		2,300,276
Software - 2.0%
Microsoft Corp.	238,900	6,118,229
TOTAL INFORMATION TECHNOLOGY		11,260,999
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	400	24,040
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
BellSouth Corp.	338,500	9,014,255
SBC Communications, Inc.	107,870	2,756,079
Verizon Communications, Inc.	94,300	3,720,135
		15,490,469
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	32,100	1,694,238
FPL Group, Inc.	400	26,740
		1,720,978
TOTAL COMMON STOCKS (Cost $148,184,415)		161,069,063
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5% pay-in-kind	163	$ 122
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	620	63,705
Series M, 11.125%	230	23,518
		87,223
TOTAL PREFERRED STOCKS (Cost $87,442)		87,345
Corporate Bonds - 14.3%
	Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	213,200
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	141,375
TOTAL CONVERTIBLE BONDS		354,575
Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.75% 3/1/12	20,000	22,200
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	150,000	148,547
7.2% 9/1/09	150,000	170,503
Dana Corp.:
6.25% 3/1/04	50,000	50,250
6.5% 3/1/09	30,000	29,100
9% 8/15/11	30,000	32,250
Navistar International Corp. 8% 2/1/08	35,000	34,825
Stoneridge, Inc. 11.5% 5/1/12	15,000	16,800
United Components, Inc. 9.375% 6/15/13 (e)	30,000	30,900
		535,375
Automobiles - 0.1%
General Motors Corp.:
7.125% 7/15/13	30,000	29,884
8.25% 7/15/23	100,000	99,500
8.375% 7/15/33	120,000	119,652
		249,036
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels, Restaurants & Leisure - 0.4%
Alliance Gaming Corp. 10% 8/1/07	$ 100,000	$ 103,500
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	210,000	192,150
10.5% 7/15/11 (e)	130,000	130,650
Domino's, Inc. 8.25% 7/1/11 (e)	40,000	41,100
Florida Panthers Holdings, Inc. 9.875% 4/15/09	25,000	26,875
Friendly Ice Cream Corp. 10.5% 12/1/07	170,000	173,825
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	66,150
Mohegan Tribal Gaming Authority 8.375% 7/1/11	20,000	21,500
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (e)(f)	30,000	25,950
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	40,000	41,400
Premier Parks, Inc. 9.75% 6/15/07	40,000	39,800
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	59,263
Town Sports International, Inc. 9.625% 4/15/11 (e)	40,000	41,900
Tricon Global Restaurants, Inc. 7.65% 5/15/08	40,000	45,200
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	140,938
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	30,000	31,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	99,250
		1,280,651
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.375% 4/15/12	20,000	22,100
D.R. Horton, Inc.:
8% 2/1/09	75,000	82,875
8.5% 4/15/12	20,000	22,400
Juno Lighting, Inc. 11.875% 7/1/09	30,000	32,400
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	25,000	27,000
Lyon William Homes, Inc. 10.75% 4/1/13	95,000	100,700
Ryland Group, Inc.:
8.25% 4/1/08	40,000	41,600
9.125% 6/15/11	185,000	209,975
Standard Pacific Corp. 7.75% 3/15/13	150,000	159,000
		698,050
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	116,400
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	100,000	111,000
Media - 1.5%
AMC Entertainment, Inc.:
9.5% 3/15/09	35,000	35,875
9.875% 2/1/12	35,000	37,450
American Media Operations, Inc. 10.25% 5/1/09	60,000	64,650

	Principal Amount	Value (Note 1)
AOL Time Warner, Inc.:
7.625% 4/15/31	$ 200,000	$ 230,821
7.7% 5/1/32	105,000	122,580
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	650,000	770,250
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (e)	20,000	20,550
Clear Channel Communications, Inc. 7.65% 9/15/10	200,000	240,680
Comcast Corp. 7.05% 3/15/33	150,000	166,597
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	90,000	86,850
Continental Cablevision, Inc. 9% 9/1/08	200,000	248,572
Corus Entertainment, Inc. 8.75% 3/1/12	240,000	257,400
Cox Communications, Inc. 7.125% 10/1/12	195,000	232,856
CSC Holdings, Inc.:
7.875% 2/15/18	75,000	77,625
9.875% 2/15/13	60,000	61,800
Diamond Holdings PLC yankee 9.125% 2/1/08	50,000	46,250
EchoStar DBS Corp. 10.375% 10/1/07	375,000	415,313
Lamar Media Corp. 7.25% 1/1/13 (e)	60,000	63,300
LBI Media, Inc. 10.125% 7/15/12	230,000	253,000
LodgeNet Entertainment Corp. 9.5% 6/15/13	20,000	20,500
News America Holdings, Inc.:
7.375% 10/17/08	200,000	236,249
7.75% 12/1/45	200,000	237,899
Nextmedia Operating, Inc. 10.75% 7/1/11	270,000	302,400
PEI Holdings, Inc. 11% 3/15/10 (e)	40,000	44,200
PRIMEDIA, Inc.:
7.625% 4/1/08	15,000	15,225
8.875% 5/15/11	15,000	15,900
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,300
Rogers Communications, Inc. yankee 8.875% 7/15/07	75,000	77,250
Shaw Communications, Inc. yankee 7.2% 12/15/11	15,000	16,163
Yell Finance BV 0% 8/1/11 (c)	130,000	107,900
		4,517,405
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	120,000	108,000
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 9% 6/15/12	50,000	49,000
Gap, Inc. 10.55% 12/15/08	15,000	18,150
Toys 'R' US, Inc. 7.875% 4/15/13	60,000	64,200
United Auto Group, Inc. 9.625% 3/15/12	90,000	96,300
		227,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	$ 60,000	$ 54,000
Levi Strauss & Co.:
7% 11/1/06	25,000	20,000
11.625% 1/15/08	15,000	12,825
12.25% 12/15/12	25,000	20,750
The William Carter Co. 10.875% 8/15/11	200,000	228,000
		335,575
TOTAL CONSUMER DISCRETIONARY		8,179,142
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	110,000	115,775
Le Natures, Inc. 9% 6/15/13 (e)	40,000	41,300
		157,075
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	195,000	222,468
Rite Aid Corp.:
6% 12/15/05 (e)	35,000	32,900
8.125% 5/1/10 (e)	60,000	62,400
9.5% 2/15/11 (e)	60,000	64,500
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	220,000	205,700
9.125% 12/15/11	75,000	70,125
		658,093
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	175,000	196,000
Del Monte Corp. 9.25% 5/15/11	145,000	158,050
Doane Pet Care Co. 9.75% 5/15/07	125,000	118,750
		472,800
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	20,000	20,300
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (e)	40,000	41,600
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	500,000	538,202
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	35,000	35,061
		573,263
TOTAL CONSUMER STAPLES		1,923,131

	Principal Amount	Value (Note 1)
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	$ 35,000	$ 36,094
Grant Prideco, Inc. 9% 12/15/09	20,000	22,350
Kinder Morgan, Inc. 6.5% 9/1/12	100,000	114,630
Universal Compression, Inc. 7.25% 5/15/10 (e)	175,000	182,875
		355,949
Oil & Gas - 0.6%
Chesapeake Energy Corp. 7.5% 9/15/13 (e)	70,000	74,550
General Maritime Corp. 10% 3/15/13 (e)	125,000	136,875
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	30,000	34,800
Houston Exploration Co. 7% 6/15/13 (e)	30,000	30,975
NGC Corp. 6.75% 12/15/05	50,000	47,250
Nuevo Energy Co.:
9.375% 10/1/10	20,000	21,550
9.5% 6/1/08	18,000	18,855
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	110,000	114,400
Pemex Project Funding Master Trust 6.125% 8/15/08 (e)	400,000	428,000
Plains Exploration & Production Co. LP:
8.75% 7/1/12	60,000	64,200
8.75% 7/1/12 (e)	50,000	53,500
Teekay Shipping Corp. 8.875% 7/15/11	200,000	219,250
Tesoro Petroleum Corp. 8% 4/15/08 (e)	30,000	30,750
The Coastal Corp.:
6.375% 2/1/09	10,000	8,750
6.5% 5/15/06	30,000	28,050
6.5% 6/1/08	25,000	22,375
6.95% 6/1/28	45,000	35,775
7.5% 8/15/06	80,000	77,200
7.75% 6/15/10	45,000	41,963
7.75% 10/15/35	30,000	25,200
Western Oil Sands, Inc. 8.375% 5/1/12	225,000	250,875
		1,765,143
TOTAL ENERGY		2,121,092
FINANCIALS - 4.3%
Capital Markets - 0.7%
Amvescap PLC yankee 6.6% 5/15/05	100,000	107,842
BankAmerica Corp. 5.875% 2/15/09	500,000	568,702
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	170,000	188,046
6.5% 1/15/12	30,000	34,427
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc. 6.6% 1/15/12	$ 410,000	$ 476,412
J.P. Morgan Chase & Co. 5.35% 3/1/07	200,000	218,999
Merrill Lynch & Co., Inc.:
4% 11/15/07	150,000	155,779
6.15% 1/26/06	150,000	165,036
Morgan Stanley:
5.3% 3/1/13	100,000	106,284
6.6% 4/1/12	160,000	184,862
		2,206,389
Commercial Banks - 0.4%
Bank of America Corp. 4.875% 1/15/13	125,000	131,863
Bank One NA, Chicago 3.7% 1/15/08	220,000	228,756
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	156,975
Korea Development Bank 7.375% 9/17/04	160,000	169,849
PNC Funding Corp. 5.75% 8/1/06	155,000	171,018
Popular North America, Inc. 6.125% 10/15/06	220,000	244,896
		1,103,357
Consumer Finance - 1.0%
American General Finance Corp.:
2.75% 6/15/08	20,000	19,726
5.875% 7/14/06	480,000	529,643
AmeriCredit Corp. 9.875% 4/15/06	25,000	23,750
Capital One Bank:
4.875% 5/15/08	125,000	127,564
6.5% 6/13/13	135,000	133,623
Capital One Financial Corp.:
7.25% 12/1/03	120,000	122,400
8.75% 2/1/07	60,000	66,600
Ford Motor Credit Co.:
6.875% 2/1/06	150,000	159,090
7.375% 10/28/09	450,000	471,740
General Motors Acceptance Corp. 7.5% 7/15/05	500,000	535,823
Household Finance Corp.:
6.375% 10/15/11	260,000	295,636
6.375% 11/27/12	50,000	56,956
7% 5/15/12	40,000	47,346
Household International, Inc. 8.875% 2/15/08	125,000	145,225
MBNA Corp.:
6.25% 1/17/07	120,000	131,952
7.5% 3/15/12	175,000	207,431
		3,074,505

	Principal Amount	Value (Note 1)
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 65,000	$ 60,450
6.875% 5/1/29	50,000	42,250
8.25% 7/15/10	160,000	161,600
Alliance Capital Management LP 5.625% 8/15/06	150,000	164,312
Arch Western Finance LLC 6.75% 7/1/13 (e)	125,000	127,500
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	129,600
CIT Group, Inc. 7.75% 4/2/12	150,000	178,853
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	75,000	74,438
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,926	6,024
6.9% 1/2/17	14,264	10,841
7.73% 9/15/12	14,802	11,101
8.321% 11/1/06	10,000	8,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	16,800
7.57% 11/18/10	45,000	46,285
7.779% 1/2/12	308,837	247,070
7.92% 5/18/12	50,000	43,190
Deutsche Telekom International Finance BV 8.75% 6/15/30	250,000	318,523
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	25,000	26,750
FIMEP SA 10.5% 2/15/13 (e)	60,000	67,200
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	140,000	138,600
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	90,000	87,750
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	40,000	41,600
IOS Capital LLC 7.25% 6/30/08	70,000	68,950
Leucadia National Corp. 7% 8/15/13 (e)	80,000	80,200
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	60,000	62,700
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	20,000	20,600
NiSource Finance Corp.:
7.625% 11/15/05	200,000	218,670
7.875% 11/15/10	195,000	230,237
Northern Telecom Capital Corp. 7.875% 6/15/26	45,000	40,950
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	25,212	19,666
7.67% 1/2/15	22,004	18,264
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	180,000	205,650
Petronas Capital Ltd. 7% 5/22/12 (e)	495,000	572,606
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Qwest Capital Funding, Inc.:
5.875% 8/3/04	$ 120,000	$ 115,800
7% 8/3/09	60,000	49,200
7.25% 2/15/11	60,000	48,600
7.625% 8/3/21	45,000	35,550
7.75% 8/15/06	270,000	251,100
7.75% 2/15/31	75,000	58,500
Sprint Capital Corp. 6.875% 11/15/28	295,000	295,954
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	80,000	87,000
11% 2/15/13 (e)	20,000	21,900
U.S. West Capital Funding, Inc. 6.375% 7/15/08	45,000	36,675
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	110,000	121,000
Verizon Wireless Capital LLC 5.375% 12/15/06	140,000	153,768
Western Financial Bank 9.625% 5/15/12	25,000	27,000
		4,849,677
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	80,000	81,200
Principal Life Global Funding I:
5.125% 6/28/07 (e)	100,000	107,559
6.25% 2/15/12 (e)	85,000	96,152
Travelers Property Casualty Corp. 6.375% 3/15/33	70,000	76,506
		361,417
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	125,000	136,882
BRE Properties, Inc. 5.95% 3/15/07	250,000	273,921
CBRE Escrow, Inc. 9.75% 5/15/10 (e)	150,000	159,000
CenterPoint Properties Trust 6.75% 4/1/05	100,000	106,805
EOP Operating LP 6.625% 2/15/05	200,000	213,944
ERP Operating LP 7.1% 6/23/04	200,000	210,121
LNR Property Corp.:
7.625% 7/15/13 (e)	50,000	50,500
10.5% 1/15/09	25,000	26,500
ProLogis 6.7% 4/15/04	55,000	57,434
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	40,800
8.625% 1/15/12	80,000	84,800
		1,360,707

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 5.5% 8/1/06	$ 170,000	$ 185,803
Washington Mutual, Inc. 5.625% 1/15/07	250,000	275,548
		461,351
TOTAL FINANCIALS		13,417,403
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13 (e)	65,000	69,550
PacifiCare Health Systems, Inc. 10.75% 6/1/09	145,000	165,663
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	30,000	30,825
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	76,875
Tenet Healthcare Corp.:
6.375% 12/1/11	45,000	41,625
6.5% 6/1/12	10,000	9,250
7.375% 2/1/13	75,000	72,375
		466,163
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	190,000	209,000
TOTAL HEALTH CARE		675,163
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Aviall, Inc. 7.625% 7/1/11 (e)	65,000	65,325
Esterline Technologies Corp. 7.75% 6/15/13 (e)	20,000	20,700
Raytheon Co. 8.3% 3/1/10	250,000	307,132
		393,157
Airlines - 0.1%
Continental Airlines, Inc. 8% 12/15/05	50,000	44,750
Delta Air Lines, Inc. 7.9% 12/15/09	10,000	7,900
Northwest Airlines, Inc.:
7.875% 3/15/08	255,000	196,350
9.875% 3/15/07	30,000	23,700
		272,700
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	50,375
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)(f)	30,000	30,000
Nortek, Inc.:
9.125% 9/1/07	10,000	10,300
9.25% 3/15/07	20,000	20,550
		111,225
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.625% 1/1/06	30,000	31,050
7.875% 4/15/13	80,000	83,700
9.25% 9/1/12 (e)	60,000	66,300
10% 8/1/09	10,000	10,675
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Color Graphics, Inc. 10% 6/15/10 (e)(f)	$ 80,000	$ 80,400
Mobile Mini, Inc. 9.5% 7/1/13 (e)	70,000	72,450
National Waterworks, Inc. 10.5% 12/1/12	40,000	44,400
		388,975
Construction & Engineering - 0.1%
Shaw Group, Inc. 10.75% 3/15/10 (e)	115,000	115,575
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
5.8% 8/1/06	55,000	56,788
6.375% 2/15/06	65,000	67,763
6.75% 2/15/11	400,000	424,000
7% 6/15/28	35,000	35,350
		583,901
Machinery - 0.2%
Cummins, Inc.:
5.65% 3/1/98	60,000	40,800
9.5% 12/1/10 (e)	50,000	56,250
Dresser, Inc. 9.375% 4/15/11	30,000	30,900
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	183,600
JLG Industries, Inc. 8.25% 5/1/08 (e)	70,000	71,400
Terex Corp.:
8.875% 4/1/08	35,000	36,400
9.25% 7/15/11	150,000	160,500
TriMas Corp. 9.875% 6/15/12 (e)	50,000	51,000
		630,850
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	20,275
11.75% 6/15/09	60,000	61,050
		81,325
TOTAL INDUSTRIALS		2,577,708
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Motorola, Inc. 6.5% 11/15/28	110,000	111,650
Nortel Networks Corp. 6.125% 2/15/06	80,000	77,200
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	25,500
Qwest Services Corp.:
13% 12/15/07 (e)	45,000	49,500
13.5% 12/15/10 (e)	75,000	84,750
14% 12/15/14 (e)	166,000	193,390
		541,990

	Principal Amount	Value (Note 1)
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	$ 85,000	$ 91,800
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 9.75% 2/15/08	60,000	67,800
Ingram Micro, Inc. 9.875% 8/15/08	15,000	16,350
PerkinElmer, Inc. 8.875% 1/15/13	70,000	76,475
Solectron Corp. 7.375% 3/1/06	115,000	114,425
		275,050
IT Services - 0.1%
Digitalnet, Inc. 9% 7/15/10 (e)	40,000	40,000
Electronic Data Systems Corp. 6% 8/1/13 (e)	155,000	151,339
Iron Mountain, Inc. 6.625% 1/1/16	130,000	128,050
Titan Corp. 8% 5/15/11 (e)	60,000	63,300
		382,689
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	70,000	70,175
7.15% 8/1/04	5,000	5,113
7.2% 4/1/16	120,000	114,000
7.625% 6/15/13	70,000	70,175
		259,463
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	100,000	113,000
Amkor Technology, Inc. 7.75% 5/15/13 (e)	50,000	47,250
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	80,000	67,600
		227,850
TOTAL INFORMATION TECHNOLOGY		1,778,842
MATERIALS - 1.0%
Chemicals - 0.2%
Geon Co. 6.875% 12/15/05	15,000	13,950
HMP Equity Holdings Corp. 0% 5/15/08 unit (e)	110,000	55,000
Huntsman International LLC 9.875% 3/1/09 (e)	60,000	62,100
Methanex Corp. yankee 7.75% 8/15/05	155,000	163,525
Millennium America, Inc.:
9.25% 6/15/08	40,000	43,200
9.25% 6/15/08 (e)	30,000	32,400
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	60,000	65,400
PolyOne Corp. 8.875% 5/1/12	65,000	57,850
Resolution Performance Products LLC:
9.5% 4/15/10	65,000	67,925
13.5% 11/15/10	20,000	20,000
		581,350
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (e)	140,000	147,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13 (e)	$ 60,000	$ 64,800
BWAY Corp. 10% 10/15/10 (e)	30,000	30,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (e)	130,000	132,275
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	50,000	52,625
8.25% 5/15/13 (e)	80,000	84,000
8.75% 11/15/12	25,000	27,125
8.875% 2/15/09	185,000	200,263
Owens-Illinois, Inc.:
7.15% 5/15/05	45,000	45,788
7.35% 5/15/08	295,000	290,575
7.5% 5/15/10	20,000	19,600
7.8% 5/15/18	45,000	42,300
Sealed Air Corp.:
5.625% 7/15/13 (e)	30,000	30,283
6.875% 7/15/33 (e)	60,000	61,159
		1,081,393
Metals & Mining - 0.2%
Falconbridge Ltd. yankee 7.35% 6/5/12	200,000	225,352
Peabody Energy Corp. 6.875% 3/15/13 (e)	90,000	94,050
Phelps Dodge Corp. 8.75% 6/1/11	200,000	233,360
Salt Holdings Corp., Inc. 0% 12/15/12 (c)(e)	80,000	54,200
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	36,750
		643,712
Paper & Forest Products - 0.2%
Georgia-Pacific Corp.:
7.375% 12/1/25	10,000	8,800
7.5% 5/15/06	95,000	97,375
8.125% 5/15/11	105,000	107,888
8.875% 5/15/31	5,000	4,900
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	95,000	99,275
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	90,000	93,938
Weyerhaeuser Co. 6.75% 3/15/12	100,000	113,520
		525,696
TOTAL MATERIALS		2,979,151
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T Corp. 7.8% 11/15/11	100,000	114,311
Citizens Communications Co. 8.5% 5/15/06	100,000	115,981
France Telecom SA:
9.25% 3/1/11 (d)	150,000	188,785
10% 3/1/31 (d)	200,000	276,747

	Principal Amount	Value (Note 1)
Qwest Corp. 8.875% 3/15/12 (e)	$ 185,000	$ 206,738
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	95,000	96,900
9.375% 6/1/08	25,000	26,125
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	120,000	132,741
TELUS Corp. yankee 7.5% 6/1/07	310,000	345,650
Triton PCS, Inc.:
8.75% 11/15/11	60,000	59,700
9.375% 2/1/11	280,000	285,600
U.S. West Communications 6.875% 9/15/33	40,000	36,600
Verizon New York, Inc. 6.875% 4/1/12	200,000	235,433
		2,121,311
Wireless Telecommunication Services - 0.4%
American Tower Corp. 9.375% 2/1/09	35,000	35,000
AT&T Wireless Services, Inc. 8.75% 3/1/31	290,000	358,459
Crown Castle International Corp.:
9.375% 8/1/11	55,000	57,063
9.5% 8/1/11	155,000	159,650
10.75% 8/1/11	45,000	48,375
Nextel Communications, Inc.:
9.375% 11/15/09	95,000	101,888
9.5% 2/1/11	50,000	55,500
9.75% 10/31/07	230,000	239,200
9.95% 2/15/08	100,000	105,000
Nextel Partners, Inc. 8.125% 7/1/11 (e)	70,000	69,650
Rogers Wireless, Inc. 9.625% 5/1/11	50,000	56,500
SBA Communications Corp. 10.25% 2/1/09	40,000	36,000
		1,322,285
TOTAL TELECOMMUNICATION SERVICES		3,443,596
UTILITIES - 2.2%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (e)	68,792	70,856
Series B, 10.25% 11/15/07 (e)(g)	6,204	5,956
7.8% 3/15/11	155,000	128,650
8.75% 4/15/12 (e)	330,000	282,150
CMS Energy Corp.:
8.375% 7/1/03	120,000	120,000
8.5% 4/15/11	85,000	87,975
Detroit Edison Co. 6.125% 10/1/10	165,000	188,404
Dominion Resources, Inc. 6.25% 6/30/12	160,000	181,151
Duke Capital Corp. 6.75% 2/15/32	210,000	211,675
Edison International 6.875% 9/15/04	35,000	35,350
FirstEnergy Corp. 6.45% 11/15/11	145,000	159,117
Illinois Power Co.:
7.5% 6/15/09	150,000	151,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.: - continued
11.5% 12/15/10 (e)	$ 115,000	$ 131,100
Midland Funding Corp. II 11.75% 7/23/05	60,000	64,500
Nevada Power Co. 10.875% 10/15/09	65,000	73,125
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	90,218
Pacific Gas & Electric Co. 6.25% 3/1/04	60,000	60,000
PG&E Corp. 6.875% 7/15/08 (e)	60,000	62,250
Public Service Co. of Colorado 7.875% 10/1/12	115,000	144,781
Southern California Edison Co.:
7.25% 3/1/26	65,000	65,813
8% 2/15/07 (e)	250,000	275,000
TECO Energy, Inc.:
7% 5/1/12	95,000	92,625
10.5% 12/1/07	80,000	92,000
		2,774,196
Gas Utilities - 0.6%
ANR Pipeline, Inc. 9.625% 11/1/21	80,000	94,400
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	83,194
Dynegy Holdings, Inc.:
7.45% 7/15/06	50,000	47,500
8.125% 3/15/05	35,000	33,950
El Paso Energy Corp.:
6.75% 5/15/09	50,000	45,750
6.95% 12/15/07	125,000	116,875
7.375% 12/15/12	5,000	4,475
7.75% 1/15/32	35,000	29,488
7.8% 8/1/31	30,000	24,750
8.05% 10/15/30	225,000	194,625
Kinder Morgan Energy Partners LP 7.3% 8/15/33	250,000	300,215
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	20,000	20,800
7.75% 5/15/13 (e)	20,000	21,200
Sonat, Inc.:
6.625% 2/1/08	65,000	58,175
6.75% 10/1/07	40,000	36,150
6.875% 6/1/05	280,000	271,600
Southern Natural Gas Co. 8.875% 3/15/10 (e)	40,000	43,800
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	213,682
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	20,000	20,000
8.875% 7/15/12	15,000	16,913
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	9,800
		1,687,342

	Principal Amount	Value (Note 1)
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	$ 50,000	$ 46,750
8.5% 11/1/07	29,000	27,115
8.75% 6/15/08	30,000	29,550
8.75% 5/15/13 (e)	170,000	176,800
8.875% 2/15/11	54,000	52,650
9% 5/15/15 (e)	90,000	93,825
9.375% 9/15/10	16,000	16,080
9.5% 6/1/09	14,000	14,070
10% 12/12/05 (e)	30,000	30,750
10.25% 7/15/06	29,000	28,565
El Paso Corp.:
7% 5/15/11	90,000	81,900
7.875% 6/15/12 (e)	35,000	32,419
El Paso Production Holding Co. 7.75% 6/1/13 (e)	180,000	180,225
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	60,000	60,300
9.5% 7/15/13 (e)	50,000	50,375
Western Resources, Inc. 9.75% 5/1/07	90,000	100,800
Williams Companies, Inc.:
6.5% 8/1/06	60,000	58,800
6.75% 1/15/06	70,000	68,425
7.125% 9/1/11	260,000	253,500
7.5% 1/15/31	10,000	9,450
7.625% 7/15/19	105,000	101,850
7.75% 6/15/31	25,000	24,250
7.875% 9/1/21	80,000	78,600
8.125% 3/15/12	380,000	389,500
8.625% 6/1/10	80,000	83,700
8.75% 3/15/32	25,000	26,000
9.25% 3/15/04	55,000	56,375
		2,172,624
TOTAL UTILITIES		6,634,162
TOTAL NONCONVERTIBLE BONDS		43,729,390
TOTAL CORPORATE BONDS (Cost $39,915,614)		44,083,965
U.S. Government and Government Agency Obligations - 5.3%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
2.5% 6/15/08	1,845,000	1,836,153
6.25% 2/1/11	345,000	397,862
7.125% 6/15/10	320,000	395,559
Federal Home Loan Bank:
2.25% 5/15/06	375,000	380,118
2.625% 7/15/08	335,000	334,511
Freddie Mac:
6.25% 7/15/32	166,000	195,320
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
6.625% 9/15/09	$ 475,000	$ 570,084
6.75% 3/15/31	244,000	303,781
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,413,388
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds:
6.25% 5/15/30	3,395,000	4,226,510
6.625% 2/15/27	50,000	64,350
8% 11/15/21	100,000	144,871
U.S. Treasury Notes:
1.625% 3/31/05	1,480,000	1,490,175
4.375% 5/15/07	375,000	407,402
6.5% 2/15/10	2,720,000	3,299,806
6.75% 5/15/05	2,090,000	2,301,694
TOTAL U.S. TREASURY OBLIGATIONS		11,934,808
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,634,830)		16,348,196
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 8.9%
4.5% 7/1/18 (f)	1,500,000	1,530,000
5% 7/1/18 (f)	5,738,000	5,924,485
5.5% 2/1/11 to 11/1/17	345,609	359,373
5.5% 7/1/33 (f)	4,500,000	4,650,469
6% 4/1/09 to 1/1/29	3,900,611	4,071,981
6% 7/1/33	467,714	485,838
6.5% 9/1/16 to 8/1/32	6,966,205	7,275,805
6.5% 7/1/18 (f)	1,725,000	1,819,336
7% 12/1/24 to 2/1/28	337,165	356,682
7.5% 10/1/26 to 8/1/28	981,316	1,044,887
TOTAL FANNIE MAE		27,518,856
Freddie Mac - 0.0%
7.5% 1/1/27	79,081	84,418
Government National Mortgage Association - 2.2%
6% 7/1/33 (f)	1,999,993	2,094,368
6.5% 10/15/27 to 8/15/32	2,427,243	2,551,238
7% 1/15/28 to 7/15/32	1,612,083	1,702,970
7.5% 6/15/27 to 3/15/28	313,568	333,635
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,682,211
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,817,774)		34,285,485
Asset-Backed Securities - 1.2%
	Principal Amount	Value (Note 1)
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	$ 200,000	$ 208,300
Series 2001-6 Class B, 1.53% 12/15/08 (g)	200,000	200,576
Capital One Master Trust:
Series 2001-3A Class A, 5.45% 3/16/09	400,000	432,263
Series 2001-4 Class B, 1.55% 4/16/07 (g)	200,000	199,272
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	430,000	452,010
Class CTFS, 5.06% 2/15/08	45,602	46,927
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	600,000	662,763
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	90,000	93,579
Series 2001-C Class B, 5.54% 12/15/05	100,000	103,467
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	131,270	133,108
Class A4, 5.09% 10/18/06	145,000	149,336
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	220,374
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	200,000	204,062
Series 2000-2 Class A, 6.75% 9/16/09	365,000	403,772
Series 2001-2 Class B, 1.47% 6/16/08 (g)	200,000	199,563
TOTAL ASSET-BACKED SECURITIES (Cost $3,501,911)		3,709,372
Commercial Mortgage Securities - 0.9%

CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	500,000	609,121
Series 1997-C2 Class D, 7.27% 1/17/35	105,000	118,288
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	611,381
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	120,000	118,348
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	128,037
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	272,320
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	$ 110,000	$ 109,519
Class C, 4.13% 11/20/37 (e)	110,000	106,055
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	500,000	567,886
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,305,396)		2,640,955
Municipal Securities - 0.0%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $170,000)	170,000	167,173
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.5% 1/15/13	150,000	158,700
6.875% 4/28/09	150,000	172,575
7.125% 1/11/12	160,000	186,600
Polish Government 6.25% 7/3/12	225,000	260,438
State of Israel 4.625% 6/15/13	145,000	142,372
United Mexican States 4.625% 10/8/08	150,000	153,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $973,697)		1,073,835
Money Market Funds - 20.9%
Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $64,403,295)	64,403,295	64,403,295
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $308,994,374)	327,868,684
NET OTHER ASSETS - (6.2)%	(19,085,290)
NET ASSETS - 100%	$ 308,783,394
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 2,830,000	$ 80,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,031,005 or 2.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	16.4%
AAA,AA,A	4.9
BBB	4.5
BB	2.5
B	3.9
CCC,CC,C	0.9
Equities	52.2
Short-Term Investments and Net Other Assets	14.7
Total	100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $142,661,369 and $145,757,929, respectively, of which long-term U.S. government and government agency obligations aggregated $87,008,475 and $92,966,760, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,303 for the period.
Income Tax Information
At December 31, 2002 the fund had a capital loss carryforward of approximately $22,278,000 of which $1,350,000, $11,276,000 and $9,652,000 will expire on December 31, 2008, 2009, 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $308,994,374) - See accompanying schedule		$ 327,868,684
Cash		186,954
Receivable for investments sold		381,505
Receivable for fund shares sold		458,486
Dividends receivable		177,885
Interest receivable		1,174,468
Unrealized gain on swap agreements		80,592
Total assets		330,328,574

Liabilities
Payable for investments purchased Regular delivery	$ 4,418,172
Delayed delivery	16,727,911
Payable for fund shares redeemed	215,471
Accrued management fee	110,779
Distribution fees payable	6,712
Other payables and accrued expenses	66,135
Total liabilities		21,545,180

Net Assets		$ 308,783,394
Net Assets consist of:
Paid in capital		$ 308,790,922
Undistributed net investment income		3,636,661
Accumulated undistributed net realized gain (loss) on investments		(22,599,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,955,336
Net Assets		$ 308,783,394
Initial Class: Net Asset Value, offering price and redemption price per share ($263,865,568 ÷ 20,339,756 shares)		$ 12.97
Service Class: Net Asset Value, offering price and redemption price per share ($21,108,166 ÷ 1,633,558 shares)		$ 12.92
Service Class 2: Net Asset Value, offering price and redemption price per share ($23,809,660 ÷ 1,850,029 shares)		$ 12.87

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,220,154
Interest		3,098,120
Total income		4,318,274

Expenses
Management fee	$ 609,270
Transfer agent fees	100,262
Distribution fees	35,839
Accounting fees and expenses	55,145
Non-interested trustees' compensation	564
Custodian fees and expenses	14,463
Audit	28,573
Legal	363
Miscellaneous	42,278
Total expenses before reductions	886,757
Expense reductions	(7,991)	878,766
Net investment income (loss)		3,439,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,000,975
Swap agreements	8,186
Total net realized gain (loss)		1,009,161
Change in net unrealized appreciation (depreciation) on: Investment securities	22,250,556
Assets and liabilities in foreign currencies	114
Swap agreements	80,592
Total change in net unrealized appreciation (depreciation)		22,331,262
Net gain (loss)		23,340,423
Net increase (decrease) in net assets resulting from operations		$ 26,779,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003	Year ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2002
Operations
Net investment income (loss)	$ 3,439,508	$ 8,209,006
Net realized gain (loss)	1,009,161	(9,031,439)
Change in net unrealized appreciation (depreciation)	22,331,262	(27,890,095)
Net increase (decrease) in net assets resulting from operations	26,779,931	(28,712,528)
Distributions to shareholders from net investment income	(7,974,845)	(8,837,001)
Share transactions - net increase (decrease)	16,318,448	4,349,125
Total increase (decrease) in net assets	35,123,534	(33,200,404)

Net Assets
Beginning of period	273,659,860	306,860,264
End of period (including undistributed net investment income of $3,636,661 and undistributed net investment income of $8,300,210, respectively)	$ 308,783,394	$ 273,659,860
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,065,200	43,828	452,474
Reinvested	599,512	50,167	45,486
Redeemed	(1,656,108)	(113,689)	(189,528)
Net increase (decrease)	1,008,604	(19,694)	308,432

Dollars Sold	$ 25,985,865	$ 529,502	$ 5,561,138
Reinvested	6,882,396	573,909	518,540
Redeemed	(20,018,237)	(1,377,975)	(2,336,690)
Net increase (decrease)	$ 12,850,024	$ (274,564)	$ 3,742,988

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	3,458,033	233,061	650,930
Reinvested	586,697	54,643	37,261
Redeemed	(4,004,430)	(497,329)	(380,772)
Net increase (decrease)	40,300	(209,625)	307,419

Dollars Sold	$ 44,057,181	$ 3,005,489	$ 8,292,512
Reinvested	7,644,656	709,812	482,533
Redeemed	(49,132,561)	(6,145,338)	(4,565,159)
Net increase (decrease)	$ 2,569,276	$ (2,430,037)	$ 4,209,886

Distributions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Income from Investment Operations
Net investment income (loss) E	.15	.36	.42	.48	.45	.44
Net realized and unrealized gain (loss)	1.02	(1.53)	(.63)	(1.15)	.24	2.00
Total from investment operations	1.17	(1.17)	(.21)	(.67)	.69	2.44
Distributions from net investment income	(.36)	(.39)	(.52)	(.48)	(.37)	(.36)
Distributions from net realized gain	-	-	-	(.35)	(.43)	(.55)
Distributions in excess of net realized gain	-	-	-	(.05)	-	-
Total distributions	(.36)	(.39)	(.52)	(.88)	(.80)	(.91)
Net asset value, end of period	$ 12.97	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11
Total Return B,C,D	10.01%	(8.72)%	(1.58)%	(4.30)%	4.55%	17.64%
Ratios to Average Net AssetsF
Expenses before expense reductions	.60% A	.57%	.57%	.58%	.57%	.59%
Expenses net of voluntary waivers, if any	.60% A	.57%	.57%	.58%	.57%	.59%
Expenses net of all reductions	.60% A	.55%	.55%	.56%	.55%	.58%
Net investment income (loss)	2.47% A	2.84%	3.11%	3.18%	2.87%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,866	$ 235,064	$ 264,608	$ 250,802	$ 325,371	$ 307,681
Portfolio turnover rate	113% A	134%	126%	126%	108%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Income from Investment Operations
Net investment income (loss)E	.15	.34	.41	.46	.43	.41
Net realized and unrealized gain (loss)	1.01	(1.51)	(.64)	(1.14)	.24	1.98
Total from investment operations	1.16	(1.17)	(.23)	(.68)	.67	2.39
Distributions from net investment income	(.35)	(.38)	(.50)	(.47)	(.37)	(.36)
Distributions from net realized gain	-	-	-	(.35)	(.43)	(.55)
Distributions in excess of net realized gain	-	-	-	(.05)	-	-
Total distributions	(.35)	(.38)	(.50)	(.87)	(.80)	(.91)
Net asset value, end of period	$ 12.92	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07
Total ReturnB,C,D	9.95%	(8.75)%	(1.72)%	(4.38)%	4.43%	17.27%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A	.67%	.67%	.68%	.67%	.70%
Expenses net of voluntary waivers, if any	.71%A	.67%	.67%	.68%	.67%	.70%
Expenses net of all reductions	.70%A	.65%	.65%	.66%	.66%	.69%
Net investment income (loss)	2.37%A	2.74%	3.01%	3.08%	2.77%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,108	$ 20,019	$ 25,455	$ 27,563	$ 27,054	$ 9,562
Portfolio turnover rate	113%A	134%	126%	126%	108%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss)E	.13	.32	.38	.40
Net realized and unrealized gain (loss)	1.02	(1.51)	(.63)	(.75)
Total from investment operations	1.15	(1.19)	(.25)	(.35)
Distributions from net investment income	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.87	$ 12.05	$ 13.61	$ 14.37
Total ReturnB,C,D	9.90%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.86%A	.83%	.83%	.85%A
Expenses net of voluntary waivers, if any	.86%A	.83%	.83%	.85%A
Expenses net of all reductions	.86%A	.81%	.81%	.83%A
Net investment income (loss)	2.22%A	2.58%	2.85%	2.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,810	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	113%A	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Balanced Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Balanced Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 27,291,077	|
Unrealized depreciation	(8,978,646)
Net unrealized appreciation (depreciation)	$ 18,312,431
Cost for federal income tax purposes	$ 309,556,253

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Balanced Portfolio

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 10,123	|
Service Class 2	25,716
	$ 35,839

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 84,879	|
Service Class	7,273
Service Class 2	8,110
	$ 100,262

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $277,295 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7,641 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $350.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 56% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the fund.

Balanced Portfolio

Semiannual Report

Balanced Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0803
1.705697.105

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
UnitedHealth Group, Inc.	5.8
EchoStar Communications Corp. Class A	4.9
AOL Time Warner, Inc.	4.7
ENSCO International, Inc.	3.1
Pride International, Inc.	3.1
21.6
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Energy	22.7
Consumer Discretionary	20.1
Health Care	17.1
Information Technology	8.9
Industrials	8.3
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	91.5%
Short-Term Investments and Net Other Assets	8.5%

* Foreign investments	2.8%

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.1%
Automobiles - 0.4%
General Motors Corp.	930	$ 33,480
Hotels, Restaurants & Leisure - 0.3%
Hilton Hotels Corp.	2,160	27,626
Internet & Catalog Retail - 0.9%
eBay, Inc. (a)	290	30,212
InterActiveCorp (a)	1,350	53,420
		83,632
Leisure Equipment & Products - 0.5%
Mattel, Inc.	2,410	45,597
Media - 15.9%
AOL Time Warner, Inc. (a)	27,450	441,671
Cablevision Systems Corp. - NY Group Class A (a)	2,010	41,728
Comcast Corp.:
Class A (a)	2,010	60,662
Class A (special) (a)	1,480	42,668
EchoStar Communications Corp. Class A (a)	13,190	456,638
Fox Entertainment Group, Inc. Class A (a)	5,180	149,080
General Motors Corp. Class H (a)	6,860	87,877
Liberty Media Corp. Class A (a)	2,980	34,449
Omnicom Group, Inc.	680	48,756
Pixar (a)	340	20,686
Viacom, Inc. Class B (non-vtg.) (a)	630	27,506
Walt Disney Co.	3,860	76,235
		1,487,956
Specialty Retail - 2.1%
Office Depot, Inc. (a)	1,610	23,361
PETsMART, Inc.	4,050	67,514
Weight Watchers International, Inc. (a)	1,520	69,145
Williams-Sonoma, Inc. (a)	1,350	39,420
		199,440
TOTAL CONSUMER DISCRETIONARY		1,877,731
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.3%
Sysco Corp.	1,060	31,842
Tobacco - 2.1%
Altria Group, Inc.	4,240	192,666
UST, Inc.	90	3,153
		195,819
TOTAL CONSUMER STAPLES		227,661
ENERGY - 22.7%
Energy Equipment & Services - 19.2%
Baker Hughes, Inc.	1,280	42,970
BJ Services Co. (a)	4,830	180,449

	Shares	Value (Note 1)
Cal Dive International, Inc. (a)	680	$ 14,824
Cooper Cameron Corp. (a)	690	34,762
ENSCO International, Inc.	10,810	290,789
GlobalSantaFe Corp.	4,530	105,730
Grant Prideco, Inc. (a)	2,920	34,310
Grey Wolf, Inc. (a)	7,880	31,835
Maverick Tube Corp. (a)	1,930	36,960
Nabors Industries Ltd. (a)	2,310	91,361
National-Oilwell, Inc. (a)	1,360	29,920
Pride International, Inc. (a)	15,390	289,640
Rowan Companies, Inc.	10,760	241,024
Schlumberger Ltd. (NY Shares)	1,170	55,657
Smith International, Inc. (a)	2,030	74,582
Transocean, Inc.	7,150	157,086
Varco International, Inc. (a)	770	15,092
Weatherford International Ltd. (a)	1,610	67,459
		1,794,450
Oil & Gas - 3.5%
Apache Corp.	1,320	85,879
Burlington Resources, Inc.	860	46,500
Chesapeake Energy Corp.	2,400	24,240
ConocoPhillips	410	22,468
Devon Energy Corp.	480	25,632
EOG Resources, Inc.	480	20,083
Occidental Petroleum Corp.	1,590	53,345
Valero Energy Corp.	1,190	43,233
		321,380
TOTAL ENERGY		2,115,830
FINANCIALS - 7.5%
Capital Markets - 2.6%
Bear Stearns Companies, Inc.	480	34,762
Charles Schwab Corp.	6,270	63,264
Merrill Lynch & Co., Inc.	1,340	62,551
Morgan Stanley	1,840	78,660
		239,237
Commercial Banks - 2.8%
Bank of America Corp.	380	30,031
Bank One Corp.	1,600	59,488
Fifth Third Bancorp	2,290	131,309
Wachovia Corp.	1,000	39,960
		260,788
Consumer Finance - 0.3%
American Express Co.	650	27,177
Diversified Financial Services - 0.8%
CIT Group, Inc.	1,530	37,715
Citigroup, Inc.	840	35,952
		73,667
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 1.0%
ACE Ltd.	1,240	$ 42,520
American International Group, Inc.	980	54,076
		96,596
TOTAL FINANCIALS		697,465
HEALTH CARE - 17.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	860	57,138
MedImmune, Inc. (a)	860	31,278
		88,416
Health Care Equipment & Supplies - 2.0%
Edwards Lifesciences Corp. (a)	2,800	89,992
St. Jude Medical, Inc. (a)	1,610	92,575
		182,567
Health Care Providers & Services - 9.8%
Aetna, Inc.	770	46,354
Cardinal Health, Inc.	340	21,862
HCA, Inc.	2,180	69,847
Tenet Healthcare Corp. (a)	5,730	66,755
UnitedHealth Group, Inc.	10,720	538,675
Universal Health Services, Inc. Class B (a)	850	33,677
WebMD Corp. (a)	7,300	79,059
WellPoint Health Networks, Inc. (a)	670	56,481
		912,710
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	1,330	36,110
Forest Laboratories, Inc. (a)	770	42,158
Johnson & Johnson	3,010	155,617
Merck & Co., Inc.	2,030	122,917
Wyeth	1,150	52,383
		409,185
TOTAL HEALTH CARE		1,592,878
INDUSTRIALS - 8.3%
Aerospace & Defense - 3.2%
Boeing Co.	1,610	55,255
Honeywell International, Inc.	760	20,406
Lockheed Martin Corp.	3,850	183,145
Northrop Grumman Corp.	480	41,419
		300,225
Airlines - 1.1%
Delta Air Lines, Inc.	3,190	46,829
Northwest Airlines Corp. (a)	4,520	51,031
		97,860

	Shares	Value (Note 1)
Commercial Services & Supplies - 1.6%
Aramark Corp. Class B (a)	3,640	$ 81,609
Cendant Corp. (a)	1,510	27,663
Cintas Corp.	1,200	42,528
		151,800
Industrial Conglomerates - 1.7%
3M Co.	900	116,082
Tyco International Ltd.	2,290	43,464
		159,546
Road & Rail - 0.7%
CSX Corp.	1,100	33,099
Norfolk Southern Corp.	1,130	21,696
Union Pacific Corp.	200	11,604
		66,399
TOTAL INDUSTRIALS		775,830
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	1,400	23,366
Mindspeed Technologies, Inc. (a)	1,766	4,768
Motorola, Inc.	7,070	66,670
		94,804
Computers & Peripherals - 0.9%
Sun Microsystems, Inc. (a)	13,990	64,354
Western Digital Corp. (a)	1,780	18,334
		82,688
Electronic Equipment & Instruments - 0.6%
Celestica, Inc. (sub. vtg.) (a)	1,900	29,773
Symbol Technologies, Inc.	1,610	20,946
		50,719
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	1,180	16,319
IT Services - 2.4%
Affiliated Computer Services, Inc. Class A (a)	3,160	144,507
First Data Corp.	1,930	79,979
		224,486
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV (NY Shares) (a)	2,630	25,143
Conexant Systems, Inc. (a)	5,300	21,730
Helix Technology, Inc.	1,360	17,993
Skyworks Solutions, Inc. (a)	5,340	36,152
		101,018
Software - 2.7%
Electronic Arts, Inc. (a)	290	21,457
Microsoft Corp.	4,150	106,282
NetIQ Corp. (a)	1,100	17,006
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Reynolds & Reynolds Co. Class A	2,200	$ 62,832
Siebel Systems, Inc. (a)	5,060	48,272
		255,849
TOTAL INFORMATION TECHNOLOGY		825,883
MATERIALS - 3.2%
Chemicals - 1.3%
Dow Chemical Co.	1,640	50,774
Lyondell Chemical Co.	5,210	70,491
		121,265
Metals & Mining - 1.1%
Kinross Gold Corp. (a)	1,500	10,116
Newmont Mining Corp. Holding Co.	1,540	49,988
Phelps Dodge Corp. (a)	970	37,190
		97,294
Paper & Forest Products - 0.8%
Bowater, Inc.	1,350	50,558
International Paper Co.	680	24,296
		74,854
TOTAL MATERIALS		293,413
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. (a)	1,900	12,616
NTL, Inc. (a)	1,400	47,768
		60,384
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	2,400	43,392
Wireless Facilities, Inc. (a)	1,720	20,468
		63,860
TOTAL TELECOMMUNICATION SERVICES		124,244
TOTAL COMMON STOCKS (Cost $7,833,890)		8,530,935
Money Market Funds - 8.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.18% (b) (Cost $750,085)	750,085	$ 750,085
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $8,583,975)		9,281,020
NET OTHER ASSETS - 0.5%		46,151
NET ASSETS - 100%		$ 9,327,171
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $16,156,714 and $16,198,970, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,726 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $1,982,000 of which $8,000, $1,694,000 and $280,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,583,975) - See accompanying schedule		$ 9,281,020
Receivable for fund shares sold		112,567
Dividends receivable		8,506
Interest receivable		425
Receivable from investment adviser for expense reductions		652
Other receivables		4,569
Total assets		9,407,739

Liabilities
Payable for investments purchased	$ 47,666
Payable for fund shares redeemed	228
Accrued management fee	4,525
Distribution fees payable	1,616
Other payables and accrued expenses	26,533
Total liabilities		80,568

Net Assets		$ 9,327,171
Net Assets consist of:
Paid in capital		$ 10,262,029
Accumulated net investment loss		(16,678)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,615,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		697,342
Net Assets		$ 9,327,171

Initial Class: Net Asset Value, offering price and redemption price per share ($1,092,962 ÷ 171,557 shares)		$ 6.37

Service Class: Net Asset Value, offering price and redemption price per share ($818,422 ÷ 128,854 shares)		$ 6.35

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,415,787 ÷ 1,172,577 shares)		$ 6.32

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 44,205
Interest		4,110
Total income		48,315

Expenses
Management fee	$ 24,107
Transfer agent fees	4,904
Distribution fees	8,709
Accounting fees and expenses	30,004
Non-interested trustees' compensation	16
Custodian fees and expenses	8,578
Audit	19,570
Legal	8
Reports to shareholders	8,781
Miscellaneous	31
Total expenses before reductions	104,708
Expense reductions	(39,715)	64,993
Net investment income (loss)		(16,678)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	453,540
Foreign currency transactions	9
Total net realized gain (loss)		453,549
Change in net unrealized appreciation (depreciation) on: Investment securities	620,263
Assets and liabilities in foreign currencies	130
Total change in net unrealized appreciation (depreciation)		620,393
Net gain (loss)		1,073,942
Net increase (decrease) in net assets resulting from operations		$ 1,057,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,678)	$ 7,876
Net realized gain (loss)	453,549	(295,077)
Change in net unrealized appreciation (depreciation)	620,393	(372,246)
Net increase (decrease) in net assets resulting from operations	1,057,264	(659,447)
Distributions to shareholders from net investment income	-	(13,673)
Share transactions - net increase (decrease)	568,980	3,097,097
Total increase (decrease) in net assets	1,626,244	2,423,977

Net Assets
Beginning of period	7,700,927	5,276,950
End of period (including accumulated net investment loss of $16,678 and accumulated net investment loss of $0, respectively)	$ 9,327,171	$ 7,700,927
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	86,199	8,299	525,644
Reinvested	-	-	-
Redeemed	(41,771)	(16,534)	(457,527)
Net increase (decrease)	44,428	(8,235)	68,117

Dollars Sold	$ 517,238	$ 46,865	$ 3,151,583
Reinvested	-	-	-
Redeemed	(245,677)	(92,732)	(2,808,297)
Net increase (decrease)	$ 271,561	$ (45,867)	$ 343,286

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	115,079	190,371	667,854
Reinvested	227	244	1,965
Redeemed	(52,017)	(203,736)	(218,035)
Net increase (decrease)	63,289	(13,121)	451,784

Dollars Sold	$ 679,760	$ 1,195,213	$ 3,910,631
Reinvested	1,278	1,372	11,023
Redeemed	(293,043)	(1,213,482)	(1,195,655)
Net increase (decrease)	$ 387,995	$ (16,897)	$ 2,725,999

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,278	$ 1,372	$ 11,023
From net realized gain	-	-	-
Total	$ 1,278	$ 1,372	$ 11,023

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.65	$ 6.10	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	- H	.01
Net realized and unrealized gain (loss)	.73	(.46)	(2.41)	(1.49)
Total from investment operations	.72	(.44)	(2.41)	(1.48)
Distributions from net investment income	-	(.01)	(.01)	-
Net asset value, end of period	$ 6.37	$ 5.65	$ 6.10	$ 8.52
Total Return B,C,D	12.74%	(7.21) %	(28.32) %	(14.80) %
Ratios to Average Net Assets G
Expenses before expense reductions	2.38% A	2.64%	3.59%	10.18% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.36% A	1.38%	1.43%	1.50% A
Net investment income (loss)	(.19)% A	.32%	.02%	.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,093	$ 719	$ 390	$ 256
Portfolio turnover rate	410% A	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	(.01)	.01
Net realized and unrealized gain (loss)	.72	(.45)	(2.41)	(1.49)
Total from investment operations	.71	(.44)	(2.42)	(1.48)
Distributions from net investment income	-	(.01)	(.01)	-
Net asset value, end of period	$ 6.35	$ 5.64	$ 6.09	$ 8.52
Total Return B,C,D	12.59%	(7.22)%	(28.44)%	(14.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.39% A	2.61%	3.63%	10.30% A
Expenses net of voluntary waivers, if any	1.60% A	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.46% A	1.48%	1.53%	1.60% A
Net investment income (loss)	(.29)% A	.22%	(.08) %	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 818	$ 773	$ 915	$ 802
Portfolio turnover rate	410% A	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.62	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- H	(.01)	- H
Net realized and unrealized gain (loss)	.71	(.46)	(2.41)	(1.48)
Total from investment operations	.70	(.46)	(2.42)	(1.48)
Distributions from net investment income	-	(.01)	(.01)	-
Net asset value, end of period	$ 6.32	$ 5.62	$ 6.09	$ 8.52
Total Return B,C,D	12.46%	(7.55)%	(28.44)%	(14.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.57% A	2.79%	3.77%	10.49% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.61% A	1.63%	1.68%	1.75% A
Net investment income (loss)	(.44)% A	.07%	(.23) %	.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,416	$ 6,209	$ 3,972	$ 1,549
Portfolio turnover rate	410% A	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Dynamic Capital Appreciation Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 806,999
Unrealized depreciation	(118,585)
Net unrealized appreciation (depreciation)	$ 688,414
Cost for federal income tax purposes	$ 8,592,606

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 381
Service Class 2	8,328
$ 8,709

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 729
Service Class	324
Service Class 2	3,851
$ 4,904

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,089 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective August 1, 2003, the expense limitations will be changed to 1.00%, 1.10%, and 1.25% for Initial Class, Service Class, and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.50%	$ 3,654
Service Class	1.60%	3,006
Service Class 2	1.75%	27,340
		$ 34,000

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,715 for the period

7. Other Information.

At the end of the period, three unaffiliated shareholders were the owners of record of 73% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Dynamic Capital Appreciation

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0803
1.761772.102

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Omnicom Group, Inc.	5.4
EchoStar Communications Corp. Class A	5.4
Gillette Co.	5.1
BellSouth Corp.	4.7
Merrill Lynch & Co., Inc.	4.5
25.1
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	19.8
Consumer Discretionary	18.9
Consumer Staples	15.4
Telecommunication Services	8.1
Industrials	7.0
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	85.2%
Short-Term Investments and Net Other Assets	14.8%

* Foreign investments	1.0%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.9%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	96,100	$ 2,747,499
Household Durables - 0.0%
Garmin Ltd. (a)	11,010	438,969
Media - 14.2%
Comcast Corp. Class A (special) (a)	283,000	8,158,890
E.W. Scripps Co. Class A	326,600	28,975,952
EchoStar Communications Corp. Class A (a)	1,918,800	66,428,856
Omnicom Group, Inc.	935,600	67,082,519
Pegasus Communications Corp. Class A (a)	142,909	4,227,248
		174,873,465
Multiline Retail - 2.8%
Dollar Tree Stores, Inc. (a)	286,300	9,084,299
Kohl's Corp. (a)	487,000	25,022,060
		34,106,359
Specialty Retail - 1.0%
Hollywood Entertainment Corp. (a)	698,800	12,019,360
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	249,800	8,805,450
TOTAL CONSUMER DISCRETIONARY		232,991,102
CONSUMER STAPLES - 15.4%
Beverages - 1.0%
The Coca-Cola Co.	261,800	12,150,138
Food & Staples Retailing - 4.7%
Sysco Corp.	164,700	4,947,588
Wal-Mart Stores, Inc.	783,600	42,055,812
Walgreen Co.	358,000	10,775,800
		57,779,200
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	384,200	10,450,240
Household Products - 2.7%
Colgate-Palmolive Co.	264,000	15,298,800
Kimberly-Clark Corp.	342,400	17,852,736
		33,151,536
Personal Products - 5.1%
Gillette Co.	1,982,100	63,149,706
Tobacco - 1.1%
Altria Group, Inc.	284,460	12,925,862
TOTAL CONSUMER STAPLES		189,606,682
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	919,956	33,035,620

	Shares	Value (Note 1)
FINANCIALS - 19.8%
Capital Markets - 10.9%
Goldman Sachs Group, Inc.	319,600	$ 26,766,500
Merrill Lynch & Co., Inc.	1,178,600	55,017,048
Morgan Stanley	1,229,200	52,548,300
		134,331,848
Commercial Banks - 4.7%
Bank One Corp.	180,300	6,703,554
Wells Fargo & Co.	1,008,600	50,833,440
		57,536,994
Consumer Finance - 0.7%
American Express Co.	216,000	9,030,960
Insurance - 3.1%
Allstate Corp.	263,200	9,383,080
American International Group, Inc.	390,405	21,542,548
PartnerRe Ltd.	111,600	5,703,876
Travelers Property Casualty Corp. Class B	141,300	2,228,301
		38,857,805
Real Estate - 0.4%
Equity Office Properties Trust	165,800	4,478,258
TOTAL FINANCIALS		244,235,865
HEALTH CARE - 6.6%
Biotechnology - 2.8%
Amgen, Inc. (a)	514,800	34,203,312
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	1	17
Alcon, Inc.	124,300	5,680,510
Medtronic, Inc.	207,300	9,944,181
		15,624,708
Pharmaceuticals - 2.5%
Allergan, Inc.	98,500	7,594,350
Pfizer, Inc.	680,700	23,245,905
		30,840,255
TOTAL HEALTH CARE		80,668,275
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	115,500	5,494,335
Northrop Grumman Corp.	83,100	7,170,699
United Technologies Corp.	58,500	4,143,555
		16,808,589
Airlines - 1.5%
Continental Airlines, Inc. Class B (a)	619,600	9,275,412
Mesaba Holdings, Inc. (a)	435,200	2,685,184
Northwest Airlines Corp. (a)	320,000	3,612,800
Southwest Airlines Co.	179,500	3,087,400
		18,660,796
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.5%
American Standard Companies, Inc. (a)	81,100	$ 5,995,723
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	92,400	4,638,480
Industrial Conglomerates - 3.3%
General Electric Co.	1,413,000	40,524,840
TOTAL INDUSTRIALS		86,628,428
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,001,100	16,708,359
Nokia Corp. sponsored ADR	27,900	458,397
		17,166,756
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	14,000	990,780
IT Services - 1.1%
First Data Corp.	178,400	7,392,896
Paychex, Inc.	237,719	6,967,544
		14,360,440
Software - 3.2%
Microsoft Corp.	1,542,800	39,511,108
TOTAL INFORMATION TECHNOLOGY		72,029,084
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	2,300	138,230
Containers & Packaging - 0.0%
Ball Corp.	6	273
TOTAL MATERIALS		138,503
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 8.1%
BellSouth Corp.	2,196,500	58,492,795
SBC Communications, Inc.	699,630	17,875,547
Verizon Communications, Inc.	609,300	24,036,885
		100,405,227
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	208,300	10,994,074
FPL Group, Inc.	2,800	187,180
		11,181,254
TOTAL COMMON STOCKS (Cost $1,048,508,646)		1,050,920,040
Money Market Funds - 15.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.18% (b)	181,397,127	$ 181,397,127
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	10,672,000	10,672,000
TOTAL MONEY MARKET FUNDS (Cost $192,069,127)		192,069,127
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,240,577,773)		1,242,989,167
NET OTHER ASSETS - (0.8)%		(9,292,248)
NET ASSETS - 100%		$ 1,233,696,919
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,073,299 and $166,276,369, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25,413 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $156,531,000 of which $49,149,000 and $107,382,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,977,470) (cost $1,240,577,773) - See accompanying schedule		$ 1,242,989,167
Receivable for fund shares sold		928,994
Dividends receivable		1,089,737
Interest receivable		168,917
Other receivables		2,876
Total assets		1,245,179,691

Liabilities
Payable for fund shares redeemed	$ 143,168
Accrued management fee	496,589
Distribution fees payable	69,228
Other payables and accrued expenses	101,787
Collateral on securities loaned, at value	10,672,000
Total liabilities		11,482,772

Net Assets		$ 1,233,696,919
Net Assets consist of:
Paid in capital		$ 1,380,963,197
Undistributed net investment income		5,982,042
Accumulated undistributed net realized gain (loss) on investments		(155,659,714)
Net unrealized appreciation (depreciation) on investments		2,411,394
Net Assets		$ 1,233,696,919
Initial Class: Net Asset Value, offering price and redemption price per share ($718,184,532 ÷ 59,614,721 shares)		$ 12.05

Service Class: Net Asset Value, offering price and redemption price per share ($297,131,341 ÷ 24,799,252 shares)		$ 11.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($218,381,046 ÷ 18,341,629 shares)		$ 11.91

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 7,482,890
Interest		1,671,994
Security lending		6,583
Total income		9,161,467

Expenses
Management fee	$ 2,624,216
Transfer agent fees	379,811
Distribution fees	344,563
Accounting and security lending fees	137,721
Non-interested trustees' compensation	2,155
Custodian fees and expenses	9,255
Audit	16,966
Legal	1,868
Miscellaneous	138,549
Total expenses before reductions	3,655,104
Expense reductions	(12,064)	3,643,040
Net investment income (loss)		5,518,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,634,501
Change in net unrealized appreciation (depreciation) on investment securities		118,233,941
Net gain (loss)		122,868,442
Net increase (decrease) in net assets resulting from operations		$ 128,386,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Prodcuts: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,518,427	$ 14,033,270
Net realized gain (loss)	4,634,501	(105,954,322)
Change in net unrealized appreciation (depreciation)	118,233,941	(123,219,077)
Net increase (decrease) in net assets resulting from operations	128,386,869	(215,140,129)
Distributions to shareholders from net investment income	(12,772,749)	(15,060,404)
Share transactions - net increase (decrease)	88,909,313	8,584,266
Total increase (decrease) in net assets	204,523,433	(221,616,267)

Net Assets
Beginning of period	1,029,173,486	1,250,789,753
End of period (including undistributed net investment income of $5,982,042 and undistributed net investment income of $13,960,647, respectively)	$ 1,233,696,919	$ 1,029,173,486
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	4,737,097	2,013,931	5,709,430
Reinvested	791,445	298,276	164,516
Redeemed	(4,665,824)	(680,760)	(664,236)
Net increase (decrease)	862,718	1,631,447	5,209,710

Dollars Sold	$ 54,406,937	$ 22,704,364	$ 63,949,398
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(50,412,458)	(7,259,374)	(7,252,303)
Net increase (decrease)	$ 12,075,135	$ 18,475,469	$ 58,358,709

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	5,547,232	3,741,835	8,546,664
Reinvested	858,112	262,919	83,941
Redeemed	(15,376,984)	(2,273,174)	(1,333,545)
Net increase (decrease)	(8,971,640)	1,731,580	7,297,060

Dollars Sold	$ 65,703,944	$ 44,246,058	$ 98,819,591
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(175,367,574)	(25,009,314)	(14,868,843)
Net increase (decrease)	$ (98,920,062)	$ 22,512,709	$ 84,991,619

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614
From net realized gain	-	-	-
Total	$ 8,080,656	$ 3,030,479	$ 1,661,614

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.06	.15	.18	.20	.18	.15
Net realized and unrealized gain (loss)	1.27	(2.32)	(1.45)	(.81)	1.27	3.54
Total from investment operations	1.33	(2.17)	(1.27)	(.61)	1.45	3.69
Distributions from net investment income	(.14)	(.16)	(.19)	(.19)	(.10)	-
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)	(.07)
Total distributions	(.14)	(.16)	(.80)	(1.43)	(.30)	(.07)
Net asset value, end of period	$ 12.05	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15
Total Return B,C,D	12.48%	(16.61)%	(8.75)%	(3.62)%	9.17%	29.59%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.59%	.58%	.58%	.60%	.61%
Expenses net of voluntary waivers, if any	.61% A	.59%	.58%	.58%	.60%	.61%
Expenses net of all reductions	.61% A	.58%	.56%	.57%	.59%	.60%
Net investment income (loss)	1.08% A	1.30%	1.34%	1.26%	1.08%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 718,185	$ 638,124	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806
Portfolio turnover rate	35% A	43%	58%	72%	58%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.18	.16	.15
Net realized and unrealized gain (loss)	1.26	(2.31)	(1.44)	(.80)	1.27	3.50
Total from investment operations	1.31	(2.17)	(1.28)	(.62)	1.43	3.65
Distributions from net investment income	(.13)	(.15)	(.18)	(.19)	(.10)	-
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)	(.07)
Total distributions	(.13)	(.15)	(.79)	(1.43)	(.30)	(.07)
Net asset value, end of period	$ 11.98	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11
Total Return B,C,D	12.35%	(16.69)%	(8.85)%	(3.69)%	9.06%	29.27%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A	.69%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.71% A	.69%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.71% A	.68%	.66%	.68%	.69%	.70%
Net investment income (loss)	.98% A	1.20%	1.24%	1.16%	.98%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,131	$ 250,160	$ 281,194	$ 212,994	$ 95,600	$ 18,375
Portfolio turnover rate	35% A	43%	58%	72%	58%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.05	.12	.14	.15
Net realized and unrealized gain (loss)	1.25	(2.30)	(1.44)	(.49)
Total from investment operations	1.30	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(1.24)
Total distributions	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.91	$ 10.73	$ 13.07	$ 15.17
Total Return B,C,D	12.32%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A	.85%	.84%	.85% A
Expenses net of voluntary waivers, if any	.86% A	.85%	.84%	.85% A
Expenses net of all reductions	.86% A	.84%	.82%	.84% A
Net investment income (loss)	.83% A	1.05%	1.08%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,381	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	35% A	43%	58%	72%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Growth & Income Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth & Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 117,638,662
Unrealized depreciation	(118,598,245)
Net unrealized appreciation (depreciation)	$ (959,583)
Cost for federal income tax purposes	$ 1,243,948,750

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 132,392
Service Class 2	212,171
$ 344,563

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 226,035
Service Class	91,892
Service Class 2	61,884
$ 379,811

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $850,074 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Growth & Income Portfolio

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $12,035 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $29.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Growth & Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0803
1.705698.105

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Gillette Co.	3.6
Microsoft Corp.	3.4
Pfizer, Inc.	3.1
The Coca-Cola Co.	2.9
Citigroup, Inc.	2.9
15.9
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	17.1
Health Care	16.7
Consumer Discretionary	16.3
Financials	12.7
Consumer Staples	11.1
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	97.2%
Short-Term Investments and Net Other Assets	2.8%

* Foreign investments	5.7%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	21,300	$ 404,274
Hilton Hotels Corp.	59,200	757,168
Mandalay Resort Group	21,500	684,775
Panera Bread Co. Class A (a)	31,100	1,244,000
Starwood Hotels & Resorts Worldwide, Inc. unit	102,500	2,930,475
		6,020,692
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	104,000	3,794,960
Media - 12.1%
AOL Time Warner, Inc. (a)	816,500	13,137,485
Cablevision Systems Corp. - NY Group Class A (a)	63,100	1,309,956
Clear Channel Communications, Inc. (a)	111,500	4,726,485
Comcast Corp.:
Class A (a)	24,359	735,155
Class A (special) (a)	295,500	8,519,265
Fox Entertainment Group, Inc. Class A (a)	433,400	12,473,252
General Motors Corp. Class H (a)	85,100	1,090,131
Interpublic Group of Companies, Inc.	63,100	844,278
Liberty Media Corp. Class A (a)	335,800	3,881,848
McGraw-Hill Companies, Inc.	6,400	396,800
Meredith Corp.	69,700	3,066,800
News Corp. Ltd. ADR	164,800	4,988,496
Omnicom Group, Inc.	73,300	5,255,610
Univision Communications, Inc. Class A (a)	169,700	5,158,880
Viacom, Inc. Class B (non-vtg.) (a)	322,820	14,094,321
Walt Disney Co.	85,600	1,690,600
		81,369,362
Multiline Retail - 0.1%
Dollar General Corp.	21,000	383,460
Kohl's Corp. (a)	10,600	544,628
		928,088
Specialty Retail - 1.8%
Home Depot, Inc.	231,100	7,654,032
Lowe's Companies, Inc.	16,600	712,970
Staples, Inc. (a)	225,900	4,145,265
		12,512,267
Textiles Apparel & Luxury Goods - 0.8%
Adidas-Salomon AG	16,087	1,379,376
Coach, Inc. (a)	26,800	1,333,032
NIKE, Inc. Class B	47,100	2,519,379
		5,231,787
TOTAL CONSUMER DISCRETIONARY		109,857,156

	Shares	Value (Note 1)
CONSUMER STAPLES - 11.1%
Beverages - 3.3%
PepsiCo, Inc.	52,900	$ 2,354,050
The Coca-Cola Co.	422,100	19,589,661
		21,943,711
Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (a)	35,900	1,313,940
Sysco Corp.	43,000	1,291,720
Wal-Mart Stores, Inc.	119,900	6,435,033
		9,040,693
Food Products - 1.7%
Dean Foods Co. (a)	142,500	4,488,750
Kraft Foods, Inc. Class A	68,400	2,226,420
The J.M. Smucker Co.	80,078	3,194,311
Tyson Foods, Inc. Class A	155,800	1,654,596
		11,564,077
Household Products - 0.4%
Colgate-Palmolive Co.	26,900	1,558,855
Procter & Gamble Co.	10,820	964,928
		2,523,783
Personal Products - 3.8%
Avon Products, Inc.	23,222	1,444,408
Gillette Co.	758,870	24,177,597
		25,622,005
Tobacco - 0.6%
Altria Group, Inc.	90,320	4,104,141
TOTAL CONSUMER STAPLES		74,798,410
ENERGY - 6.0%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	88,100	2,957,517
Cooper Cameron Corp. (a)	38,500	1,939,630
Helmerich & Payne, Inc.	25,200	735,840
Schlumberger Ltd. (NY Shares)	265,900	12,648,863
		18,281,850
Oil & Gas - 3.3%
BP PLC sponsored ADR	171,290	7,197,606
ChevronTexaco Corp.	21,000	1,516,200
ConocoPhillips	53,530	2,933,444
Exxon Mobil Corp.	301,400	10,823,274
		22,470,524
TOTAL ENERGY		40,752,374
FINANCIALS - 12.7%
Capital Markets - 4.2%
Bank of New York Co., Inc.	15,700	451,375
Charles Schwab Corp.	119,100	1,201,719
Goldman Sachs Group, Inc.	53,500	4,480,625
Janus Capital Group, Inc.	81,500	1,336,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	10,700	$ 711,336
Merrill Lynch & Co., Inc.	250,300	11,684,004
Morgan Stanley	192,000	8,208,000
		28,073,659
Commercial Banks - 0.6%
Bank of America Corp.	38,100	3,011,043
Bank One Corp.	33,700	1,252,966
		4,264,009
Consumer Finance - 1.5%
American Express Co.	213,800	8,938,978
SLM Corp.	31,200	1,222,104
		10,161,082
Diversified Financial Services - 2.9%
Citigroup, Inc.	452,507	19,367,300
Insurance - 1.9%
American International Group, Inc.	202,062	11,149,781
Travelers Property Casualty Corp.:
Class A	65,709	1,044,773
Class B	60,423	952,871
		13,147,425
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	70,000	4,720,800
Freddie Mac	116,900	5,935,013
		10,655,813
TOTAL FINANCIALS		85,669,288
HEALTH CARE - 16.7%
Biotechnology - 0.7%
Celgene Corp. (a)	48,900	1,486,560
CV Therapeutics, Inc. (a)	16,000	474,560
Genentech, Inc. (a)	21,300	1,536,156
IDEC Pharmaceuticals Corp. (a)	26,700	907,800
Vertex Pharmaceuticals, Inc. (a)	28,000	408,800
		4,813,876
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	98,400	4,496,880
Bausch & Lomb, Inc.	48,000	1,800,000
Beckman Coulter, Inc.	42,500	1,727,200
Becton, Dickinson & Co.	159,800	6,208,230
Boston Scientific Corp. (a)	37,400	2,285,140
C.R. Bard, Inc.	37,200	2,652,732
Medtronic, Inc.	103,800	4,979,286
St. Jude Medical, Inc. (a)	44,280	2,546,100
		26,695,568
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	48,005	3,086,722

	Shares	Value (Note 1)
McKesson Corp.	122,700	$ 4,385,298
WebMD Corp. (a)	59,700	646,551
		8,118,571
Pharmaceuticals - 10.9%
Abbott Laboratories	201,830	8,832,081
Barr Laboratories, Inc. (a)	54,745	3,585,798
Bristol-Myers Squibb Co.	41,400	1,124,010
Eli Lilly & Co.	42,900	2,958,813
Johnson & Johnson	124,400	6,431,480
Merck & Co., Inc.	310,600	18,806,830
Novartis AG sponsored ADR	51,600	2,054,196
Pfizer, Inc.	619,793	21,165,931
Schering-Plough Corp.	107,600	2,001,360
Wyeth	141,000	6,422,550
		73,383,049
TOTAL HEALTH CARE		113,011,064
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	10,370	493,301
Northrop Grumman Corp.	34,100	2,942,489
		3,435,790
Air Freight & Logistics - 0.8%
FedEx Corp.	63,000	3,907,890
United Parcel Service, Inc. Class B	21,300	1,356,810
		5,264,700
Airlines - 1.0%
Alaska Air Group, Inc. (a)	42,100	903,045
Delta Air Lines, Inc.	61,200	898,416
Southwest Airlines Co.	267,450	4,600,140
		6,401,601
Industrial Conglomerates - 4.1%
3M Co.	44,900	5,791,202
General Electric Co.	587,850	16,859,538
Tyco International Ltd.	260,100	4,936,698
		27,587,438
Machinery - 1.0%
Caterpillar, Inc.	58,100	3,233,846
Danaher Corp.	53,600	3,647,480
		6,881,326
Road & Rail - 0.3%
CSX Corp.	34,290	1,031,786
Union Pacific Corp.	19,740	1,145,315
		2,177,101
TOTAL INDUSTRIALS		51,747,956
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.7%
CIENA Corp. (a)	63,800	331,122
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	510,460	$ 8,519,577
Corning, Inc. (a)	137,000	1,012,430
Juniper Networks, Inc. (a)	191,400	2,367,618
Motorola, Inc.	509,800	4,807,414
Nokia Corp. sponsored ADR	111,400	1,830,302
Nortel Networks Corp. (a)	833,800	2,251,260
QUALCOMM, Inc.	31,900	1,140,425
Scientific-Atlanta, Inc.	87,000	2,074,080
Sonus Networks, Inc. (a)	181,100	910,933
		25,245,161
Computers & Peripherals - 3.8%
Dell Computer Corp. (a)	238,600	7,625,656
Diebold, Inc.	63,000	2,724,750
EMC Corp. (a)	201,500	2,109,705
Hewlett-Packard Co.	165,200	3,518,760
International Business Machines Corp.	63,400	5,230,500
SanDisk Corp. (a)	63,000	2,542,050
Sun Microsystems, Inc. (a)	374,600	1,723,160
		25,474,581
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	26,800	523,940
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	224,800	7,364,448
IT Services - 0.5%
First Data Corp.	64,200	2,660,448
Paychex, Inc.	22,166	649,685
		3,310,133
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc. (a)	126,000	4,387,320
Applied Materials, Inc. (a)	69,600	1,103,856
Intel Corp.	166,710	3,464,901
KLA-Tencor Corp. (a)	8,600	399,814
Lam Research Corp. (a)	42,800	779,388
Marvell Technology Group Ltd. (a)	37,500	1,288,875
National Semiconductor Corp. (a)	168,500	3,322,820
NVIDIA Corp. (a)	37,200	855,972
Omnivision Technologies, Inc. (a)	5,300	165,360
Teradyne, Inc. (a)	53,100	919,161
Texas Instruments, Inc.	309,100	5,440,160
Xilinx, Inc. (a)	72,900	1,845,099
		23,972,726
Software - 4.4%
Adobe Systems, Inc.	154,400	4,951,608
Microsoft Corp.	904,720	23,169,879

	Shares	Value (Note 1)
Red Hat, Inc. (a)	23,300	$ 176,381
VERITAS Software Corp. (a)	52,600	1,508,042
		29,805,910
TOTAL INFORMATION TECHNOLOGY		115,696,899
MATERIALS - 1.8%
Chemicals - 1.4%
Dow Chemical Co.	153,200	4,743,072
International Flavors & Fragrances, Inc.	21,300	680,109
Monsanto Co.	63,000	1,363,320
Praxair, Inc.	38,700	2,325,870
		9,112,371
Metals & Mining - 0.4%
Alcoa, Inc.	106,600	2,718,300
TOTAL MATERIALS		11,830,671
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
BellSouth Corp.	42,800	1,139,764
SBC Communications, Inc.	60,160	1,537,088
Verizon Communications, Inc.	199,000	7,850,550
		10,527,402
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Class A (a)	21,300	385,104
TOTAL TELECOMMUNICATION SERVICES		10,912,506
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	21,600	456,840
TOTAL COMMON STOCKS (Cost $560,180,269)		614,733,164
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (c) (Cost $3,499,679)	$ 3,500,000	3,499,853
Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.18% (b) (Cost $63,298,284)	63,298,284	63,298,284
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $626,978,232)		681,531,301
NET OTHER ASSETS - (1.0)%		(6,552,366)
NET ASSETS - 100%		$ 674,978,935
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
169 S&P 500 Index Contracts	Sept. 2003	41,121,925	(1,165,001)

The face value of futures purchased as a percentage of net assets - 6.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,499,853.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $176,238,108 and $175,895,807, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,590 for the period.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $296,046,000 of which $30,553,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fideltiy Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $626,978,232) - See accompanying schedule		$ 681,531,301
Foreign currency held at value (cost $5,724)		5,495
Receivable for fund shares sold		726,859
Dividends receivable		653,112
Interest receivable		60,770
Other receivables		44,716
Total assets		683,022,253

Liabilities
Payable for investments purchased	$ 7,008,232
Payable for fund shares redeemed	592,777
Accrued management fee	332,056
Distribution fees payable	27,044
Other payables and accrued expenses	83,209
Total liabilities		8,043,318

Net Assets		$ 674,978,935
Net Assets consist of:
Paid in capital		$ 923,643,722
Undistributed net investment income		1,632,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(303,689,871)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,392,121
Net Assets		$ 674,978,935

Initial Class: Net Asset Value, offering price and redemption price per share ($426,272,603 ÷ 32,503,232 shares)		$ 13.11

Service Class: Net Asset Value, offering price and redemption price per share ($199,053,254÷ 15,177,719 shares)		$ 13.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,653,078 ÷ 3,803,114 shares)		$ 13.06

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,983,086
Interest		421,335
Security lending		8,918
Total income		4,413,339

Expenses
Management fee	$ 1,841,889
Transfer agent fees	227,902
Distribution fees	146,783
Accounting and security lending fees	102,562
Non-interested trustees' compensation	1,280
Custodian fees and expenses	9,711
Audit	30,078
Legal	1,202
Reports to shareholders	173,786
Miscellaneous	1,738
Total expenses before reductions	2,536,931
Expense reductions	(71,844)	2,465,087
Net investment income (loss)		1,948,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,296,603)
Foreign currency transactions	3,836
Futures contracts	4,157,821
Total net realized gain (loss)		(3,134,946)
Change in net unrealized appreciation (depreciation) on: Investment securities	76,929,413
Assets and liabilities in foreign currencies	315
Futures contracts	798,684
Total change in net unrealized appreciation (depreciation)		77,728,412
Net gain (loss)		74,593,466
Net increase (decrease) in net assets resulting from operations		$ 76,541,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,948,252	$ 4,975,875
Net realized gain (loss)	(3,134,946)	(113,552,394)
Change in net unrealized appreciation (depreciation)	77,728,412	(95,136,556)
Net increase (decrease) in net assets resulting from operations	76,541,718	(203,713,075)
Distributions to shareholders from net investment income	(4,842,328)	(8,515,304)
Share transactions - net increase (decrease)	(29,999,687)	(130,074,012)
Total increase (decrease) in net assets	41,699,703	(342,302,391)

Net Assets
Beginning of period	633,279,232	975,581,623
End of period (including undistributed net investment income of $1,632,963 and undistributed net investment income of $4,525,392, respectively)	$ 674,978,935	$ 633,279,232
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,458,425	822,622	777,356
Reinvested	309,123	114,933	19,452
Redeemed	(4,707,264)	(1,856,550)	(559,256)
Net increase (decrease)	(1,939,716)	(918,995)	237,552
Dollars
Sold	$ 30,126,962	$ 10,142,604	$ 9,543,304
Reinvested	3,375,626	1,255,069	211,633
Redeemed	(56,171,412)	(21,884,792)	(6,598,681)
Net increase (decrease)	$ (22,668,824)	$ (10,487,119)	$ 3,156,256

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	4,073,344	2,148,249	2,793,837
Reinvested	418,938	154,434	23,984
Redeemed	(13,173,878)	(4,639,853)	(2,220,662)
Net increase (decrease)	(8,681,596)	(2,337,170)	597,159
Dollars
Sold	$ 53,351,268	$ 28,729,746	$ 36,310,489
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(170,612,111)	(58,753,780)	(27,614,929)
Net increase (decrease)	$ (111,286,800)	$ (27,823,333)	$ 9,036,121

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,626	$ 1,255,069	$ 211,633
From net realized gain	-	-	-
Total	$ 3,375,626	$ 1,255,069	$ 211,633

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Income from Investment Operations
Net investment income (loss) E	.04	.09	.12	.06	.27	.26
Net realized and unrealized gain (loss)	1.46	(3.37)	(2.67)	(3.77)	.66	4.29
Total from investment operations	1.50	(3.28)	(2.55)	(3.71)	.93	4.55
Distributions from net investment income	(.10)	(.14)	(.06)	(.29)	(.23)	(.21)
Distributions from net realized gain	-	-	-	(1.41)	(.43)	(.73)
Total distributions	(.10)	(.14)	(.06)	(1.70)	(.66)	(.94)
Net asset value, end of period	$ 13.11	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88
Total Return B,C,D	12.98%	(21.84)%	(14.42)%	(17.07)%	4.27%	24.61%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.70%	.69%	.68%	.69%	.71%
Expenses net of voluntary waivers, if any	.76% A	.70%	.69%	.68%	.69%	.71%
Expenses net of all reductions	.73% A	.66%	.67%	.66%	.68%	.70%
Net investment income (loss)	.67% A	.68%	.79%	.31%	1.20%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,273	$ 403,476	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011
Portfolio turnover rate	62% A	60%	89%	117%	42%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.04	.25	.23
Net realized and unrealized gain (loss)	1.46	(3.37)	(2.67)	(3.76)	.66	4.30
Total from investment operations	1.49	(3.29)	(2.56)	(3.72)	.91	4.53
Distributions from net investment income	(.08)	(.12)	(.04)	(.28)	(.22)	(.21)
Distributions from net realized gain	-	-	-	(1.41)	(.43)	(.73)
Total distributions	(.08)	(.12)	(.04)	(1.69)	(.65)	(.94)
Net asset value, end of period	$ 13.11	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86
Total Return B,C,D	12.87%	(21.92)%	(14.49)%	(17.13)%	4.18%	24.51%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.80%	.79%	.79%	.79%	.80%
Expenses net of voluntary waivers, if any	.86% A	.80%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.83% A	.77%	.77%	.76%	.78%	.79%
Net investment income (loss)	.56% A	.58%	.69%	.21%	1.09%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,053	$ 188,318	$ 278,446	$ 345,960	$ 344,778	$ 149,496
Portfolio turnover rate	62% A	60%	89%	117%	42%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.01
Net realized and unrealized gain (loss)	1.46	(3.34)	(2.66)	(3.34)
Total from investment operations	1.48	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	(1.41)
Total distributions	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 13.06	$ 11.64	$ 15.04	$ 17.68
Total Return B,C,D	12.82%	(22.01)%	(14.64)%	(15.74)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03%A	.97%	.95%	.95% A
Expenses net of voluntary waivers, if any	1.03%A	.97%	.95%	.95% A
Expenses net of all reductions	1.00%A	.94%	.93%	.93% A
Net investment income (loss)	.39%A	.41%	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,653	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	62%A	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Growth Opportunities Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Opportunities Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 87,821,917	|
Unrealized depreciation	(38,223,120)
Net unrealized appreciation (depreciation)	$ 49,598,797
Cost for federal income tax purposes	$ 631,932,504

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 92,979	|
Service Class 2	53,804
	$ 146,783

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Growth Opportunities Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 142,032	|
Service Class	66,063
Service Class 2	19,807
	$ 227,902

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $399,385 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $71,798 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $46.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 51% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRO-SANN-0803
1.705669.105

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Newmont Mining Corp. Holding Co.	5.7
Invitrogen Corp.	2.8
Symbol Technologies, Inc.	2.7
Meridian Gold, Inc.	2.5
IMS Health, Inc.	2.0
15.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Health Care	22.4
Materials	16.0
Energy	11.5
Information Technology	10.1
Consumer Discretionary	9.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	88.5%
Short-Term Investments and Net Other Assets	11.5%

* Foreign investments	17.4%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.6%
Gentex Corp. (a)	172,300	$ 5,274,103
IMPCO Technologies, Inc.	203,100	1,251,096
Superior Industries International, Inc.	66,900	2,789,730
		9,314,929
Automobiles - 0.0%
Monaco Coach Corp. (a)	100	1,533
Thor Industries, Inc.	46	1,878
		3,411
Distributors - 0.2%
Advanced Marketing Services, Inc.	279,400	3,632,200
Hotels, Restaurants & Leisure - 2.1%
Krispy Kreme Doughnuts, Inc. (a)	100	4,118
Outback Steakhouse, Inc.	456,400	17,799,600
P.F. Chang's China Bistro, Inc. (a)	100	4,921
Panera Bread Co. Class A (a)	100	4,000
Sonic Corp. (a)	593,250	15,086,348
Starbucks Corp. (a)	100	2,452
The Cheesecake Factory, Inc. (a)	100	3,589
		32,905,028
Household Durables - 0.4%
CFM, Inc. (a)	100	705
Clayton Homes, Inc.	100	1,255
Garmin Ltd. (a)	161,300	6,431,031
Harman International Industries, Inc.	100	7,914
Helen of Troy Ltd. (a)	41,700	632,172
Lennar Corp.:
Class A	100	7,150
Class B	10	687
Mohawk Industries, Inc. (a)	100	5,553
Techtronic Industries Co.	2,000	3,360
The Stanley Works	100	2,760
		7,092,587
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	824
eBay, Inc. (a)	1,900	197,942
GSI Commerce, Inc. (a)	100	668
InterActiveCorp (a)	100	3,957
J. Jill Group, Inc. (a)	100	1,684
NetFlix, Inc. (a)	200	5,110
		210,185
Leisure Equipment & Products - 0.0%
Leapfrog Enterprises, Inc. Class A	100	3,181
Oakley, Inc. (a)	100	1,177
Polaris Industries, Inc.	100	6,140
SHIMANO, Inc.	100	1,577
		12,075
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	100	1,692

	Shares	Value (Note 1)
Catalina Marketing Corp. (a)	324,100	$ 5,720,365
E.W. Scripps Co. Class A	100	8,872
EchoStar Communications Corp. Class A (a)	100	3,462
Entercom Communications Corp. Class A (a)	100	4,901
Entravision Communications Corp. Class A (a)	100	1,135
General Motors Corp. Class H (a)	100	1,281
Getty Images, Inc. (a)	100	4,130
Grupo Televisa SA de CV sponsored ADR	191,900	6,620,550
Harris Interactive, Inc. (a)	100	659
Omnicom Group, Inc.	100	7,170
Pixar (a)	3,500	212,940
Radio One, Inc. Class A (a)	100	1,786
Reader's Digest Association, Inc. (non-vtg.)	652,900	8,801,092
Scholastic Corp. (a)	100	2,978
TiVo, Inc. (a)	100	1,218
Torstar Corp. Class B	100	2,044
Univision Communications, Inc. Class A (a)	100	3,040
Washington Post Co. Class B	100	73,290
Westwood One, Inc. (a)	100	3,393
		21,475,998
Multiline Retail - 0.3%
99 Cents Only Stores (a)	143,700	4,931,784
Big Lots, Inc. (a)	100	1,504
Kohl's Corp. (a)	100	5,138
		4,938,426
Specialty Retail - 3.1%
AC Moore Arts & Crafts, Inc. (a)	507,300	10,161,219
AutoZone, Inc. (a)	100	7,597
Bed Bath & Beyond, Inc. (a)	100	3,881
Best Buy Co., Inc. (a)	200	8,784
Cache, Inc. (a)	100	1,540
CarMax, Inc. (a)	435,300	13,124,295
Chico's FAS, Inc. (a)	100	2,105
Christopher & Banks Corp. (a)	22,100	817,479
Claire's Stores, Inc.	148,900	3,776,104
Cost Plus, Inc. (a)	26,900	959,254
Forzani Group Ltd. Class A (a)	100	1,439
Gart Sports Co. (a)	100	2,836
Group 1 Automotive, Inc. (a)	100	3,241
Hot Topic, Inc. (a)	504,300	13,570,713
KOMERI Co. Ltd.	100	1,830
Michaels Stores, Inc. (a)	3,500	133,210
PETsMART, Inc.	100	1,667
Ross Stores, Inc.	156,300	6,680,262
Shimamura Co. Ltd.	100	5,539
Staples, Inc. (a)	100	1,835
Talbots, Inc.	100	2,945
The Bombay Company, Inc. (a)	98,000	1,041,740
Tiffany & Co., Inc.	100	3,268
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	100	$ 1,884
Too, Inc. (a)	100	2,025
Weight Watchers International, Inc. (a)	100	4,549
Williams-Sonoma, Inc. (a)	200	5,840
		50,327,081
Textiles Apparel & Luxury Goods - 1.4%
Adidas-Salomon AG	100	8,574
Brown Shoe Co., Inc.	100	2,980
Coach, Inc. (a)	100	4,974
Columbia Sportswear Co. (a)	359,000	18,456,190
DHB Industries, Inc. (a)	100	409
Fossil, Inc. (a)	145,300	3,423,268
Liz Claiborne, Inc.	100	3,525
Quiksilver, Inc. (a)	200	3,298
Vans, Inc. (a)	100	898
		21,904,116
TOTAL CONSUMER DISCRETIONARY		151,816,036
CONSUMER STAPLES - 2.8%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	1,440
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,035
Grupo Modelo SA de CV Series C	100	228
		3,703
Food & Staples Retailing - 0.4%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	1,534
Costco Wholesale Corp. (a)	86,500	3,165,900
United Natural Foods, Inc. (a)	100	2,814
Whole Foods Market, Inc. (a)	51,200	2,433,536
		5,603,784
Food Products - 2.4%
Central Garden & Pet Co. Class A (a)	100	2,385
Delta & Pine Land Co.	124,300	2,732,114
Fresh Del Monte Produce, Inc.	291,800	7,496,342
Green Mountain Coffee Roasters, Inc. (a)	186,400	3,541,600
Hershey Foods Corp.	176,700	12,308,922
Horizon Organic Holding Corp. (a)	40,600	967,498
McCormick & Co., Inc. (non-vtg.)	327,500	8,908,000
PT Indofood Sukses Makmur	26,677,500	2,744,438
Sensient Technologies Corp.	100	2,299
Yakult Honsha Co. Ltd.	1,000	13,451
		38,717,049
Personal Products - 0.0%
Alberto-Culver Co. Class A	100	4,978
TOTAL CONSUMER STAPLES		44,329,514

	Shares	Value (Note 1)
ENERGY - 11.5%
Energy Equipment & Services - 6.7%
BJ Services Co. (a)	529,810	$ 19,793,702
Carbo Ceramics, Inc.	101,100	3,765,975
GlobalSantaFe Corp.	131,050	3,058,707
National-Oilwell, Inc. (a)	588,600	12,949,200
Oceaneering International, Inc. (a)	772,900	19,747,595
Pride International, Inc. (a)	519,500	9,776,990
Smith International, Inc. (a)	233,890	8,593,119
Tidewater, Inc.	468,050	13,746,629
Varco International, Inc. (a)	656,648	12,870,291
W-H Energy Services, Inc. (a)	192,300	3,746,004
		108,048,212
Oil & Gas - 4.8%
Apache Corp.	323,820	21,067,729
Devon Energy Corp.	70,800	3,780,720
OAO Gazprom sponsored ADR	100	1,880
PetroKazakhstan, Inc. Class A (a)	1,292,100	16,057,779
Petroleo Brasileiro SA Petrobras sponsored ADR	100	1,976
Pioneer Natural Resources Co. (a)	107,200	2,797,920
Pogo Producing Co.	72,800	3,112,200
Suncor Energy, Inc.	958,500	18,020,767
Surgutneftegaz JSC sponsored ADR	100	2,075
Talisman Energy, Inc.	152,400	6,953,999
YUKOS Corp. sponsored ADR	104,250	5,801,513
		77,598,558
TOTAL ENERGY		185,646,770
FINANCIALS - 5.8%
Capital Markets - 0.6%
A.G. Edwards, Inc.	100	3,420
Charles Schwab Corp.	100	1,009
Franklin Resources, Inc.	100	3,907
Investment Technology Group, Inc. (a)	365,800	6,803,880
Investors Financial Services Corp.	100	2,901
Mitsubishi Securities Co. Ltd.	538,000	3,272,320
T. Rowe Price Group, Inc.	100	3,775
		10,091,212
Commercial Banks - 0.5%
Banco Itau Holding Financeira SA sponsored ADR	100	3,390
Boston Private Financial Holdings, Inc.	142,900	3,012,332
Bryn Mawr Bank Corp.	10	371
Cathay Bancorp, Inc.	10	446
Commerce Bancorp, Inc., New Jersey	100	3,710
Hancock Holding Co.	150	7,059
Kookmin Bank sponsord ADR	100	3,025
Marshall & Ilsley Corp.	100	3,058
Sterling Bancshares, Inc.	10	131
Sumitomo Trust & Banking Ltd.	1,412,000	4,895,814
TCF Financial Corp.	100	3,984
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	100	$ 2,868
Wintrust Financial Corp.	100	2,960
		7,939,148
Consumer Finance - 0.0%
Student Loan Corp.	100	12,600
Diversified Financial Services - 0.0%
Deutsche Boerse AG	100	5,311
Moody's Corp.	100	5,271
Principal Financial Group, Inc.	100	3,225
		13,807
Insurance - 2.1%
AFLAC, Inc.	2,800	86,100
Great-West Lifeco, Inc.	100	2,894
MBIA, Inc.	100	4,875
Mercury General Corp. New	34,500	1,574,925
MetLife, Inc.	100	2,832
Old Republic International Corp.	122,000	4,180,940
Progressive Corp.	63,900	4,671,090
Protective Life Corp.	45,900	1,227,825
Reinsurance Group of America, Inc.	273,600	8,782,560
StanCorp Financial Group, Inc.	100	5,222
UnumProvident Corp.	100	1,341
W.R. Berkley Corp.	254,250	13,398,975
Zenith National Insurance Corp.	300	8,550
		33,948,129
Real Estate - 2.5%
Equity Residential (SBI)	100	2,595
Pan Pacific Retail Properties, Inc.	200,000	7,870,000
ProLogis	298,200	8,140,860
Simon Property Group, Inc.	595,700	23,250,171
		39,263,626
Thrifts & Mortgage Finance - 0.1%
Doral Financial Corp.	2,100	93,765
Farmer Mac Class C (non-vtg.) (a)	86,300	1,928,805
		2,022,570
TOTAL FINANCIALS		93,291,092
HEALTH CARE - 22.4%
Biotechnology - 7.6%
Actelion Ltd. (Reg.) (a)	100	6,676
Affymetrix, Inc. (a)	100	1,971
Biogen, Inc. (a)	100	3,800
BioSource International, Inc. (a)	100	690
Caliper Technologies Corp. (a)	100	455
Celltech Group PLC sponsored ADR (a)	100	1,112
Charles River Laboratories International, Inc. (a)	925,400	29,779,372
Connetics Corp. (a)	100	1,497
Digene Corp. (a)	100	2,723

	Shares	Value (Note 1)
Enzon Pharmaceuticals, Inc. (a)	100	$ 1,252
Genentech, Inc. (a)	100	7,212
Gilead Sciences, Inc. (a)	100	5,558
Harvard Bioscience, Inc. (a)(c)	2,802,200	10,648,360
IDEC Pharmaceuticals Corp. (a)	200	6,800
IDEXX Laboratories, Inc. (a)	138,400	4,641,936
Invitrogen Corp. (a)	1,187,700	45,572,049
Martek Biosciences (a)	100	4,294
MedImmune, Inc. (a)	100	3,637
QIAGEN NV (a)	3,071,400	24,939,768
Techne Corp. (a)	242,300	7,351,382
United Therapeutics Corp. (a)	100	2,178
		122,982,722
Health Care Equipment & Supplies - 2.4%
Advanced Neuromodulation Systems, Inc. (a)	100	5,177
Align Technology, Inc. (a)	100	1,255
Amersham PLC	1,320,600	9,939,885
Apogent Technologies, Inc. (a)	100	2,000
Becton, Dickinson & Co.	100	3,885
Biacore International AB sponsored ADR	100	2,140
Biomet, Inc.	100	2,866
Biosite, Inc. (a)	100	4,810
Bruker AXS, Inc. (a)	100	307
Bruker Daltonics, Inc. (a)	100	533
C.R. Bard, Inc.	100	7,131
Closure Medical Corp. (a)	13,300	251,104
CNS., Inc. (a)	100	850
CTI Molecular Imaging, Inc.	100	1,891
Cyberonics, Inc. (a)	100	2,151
DENTSPLY International, Inc.	100	4,090
Edwards Lifesciences Corp. (a)	475,500	15,282,570
Guidant Corp.	3,800	168,682
HealthTronics Surgical Services, Inc. (a)	100	900
ICU Medical, Inc. (a)	100	3,115
Integra Lifesciences Holdings Corp. (a)	100	2,638
Kensey Nash Corp. (a)	100	2,600
Millipore Corp. (a)	74,300	3,296,691
Molecular Devices Corp. (a)	100	1,591
Nutraceutical International Corp. (a)	100	1,075
Schick Technologies, Inc. (a)	52,700	363,630
St. Jude Medical, Inc. (a)	100	5,750
SurModics, Inc. (a)	100	3,050
Tecan Group AG	100	2,872
Therasense, Inc. (a)	100	1,000
TriPath Imaging, Inc. (a)	100	683
Varian Medical Systems, Inc. (a)	157,700	9,078,789
Wilson Greatbatch Technologies, Inc. (a)	100	3,610
Wright Medical Group, Inc. (a)	100	1,900
		38,451,221
Health Care Providers & Services - 10.1%
Accredo Health, Inc. (a)	810,750	17,674,350
AdvancePCS Class A (a)	670,400	25,629,392
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
American Healthways, Inc. (a)	100	$ 3,612
AmSurg Corp. (a)	167,000	5,093,500
Anthem, Inc. (a)	100	7,715
Caremark Rx, Inc. (a)	734,100	18,851,688
Cerner Corp. (a)	967,200	22,197,240
Coventry Health Care, Inc. (a)	81,800	3,775,888
Eclipsys Corp. (a)	100	1,044
Express Scripts, Inc. (a)	46,200	3,156,384
First Health Group Corp. (a)	9,800	270,480
Health Management Associates, Inc. Class A	481,500	8,883,675
IMS Health, Inc.	1,757,800	31,622,822
Laboratory Corp. of America Holdings (a)	100	3,015
McKesson Corp.	3,500	125,090
MIM Corp. (a)	100	653
NDCHealth Corp.	100	1,835
Omnicare, Inc.	240,500	8,126,495
Oxford Health Plans, Inc. (a)	100	4,203
Patterson Dental Co. (a)	100	4,538
Pharmaceutical Product Development, Inc. (a)	100	2,873
Priority Healthcare Corp. Class B (a)	669,000	12,409,950
Quest Diagnostics, Inc. (a)	100	6,380
ResCare, Inc. (a)	802,973	3,669,587
Tripos, Inc. (a)	100	795
WebMD Corp. (a)	41,600	450,528
		161,973,732
Pharmaceuticals - 2.3%
Alpharma, Inc. Class A	100	2,160
Altana AG sponsored ADR	100	6,200
Dr. Reddy's Laboratories Ltd. ADR	238,300	5,554,773
Endo Pharmaceuticals Holdings, Inc. (a)	100	1,692
Forest Laboratories, Inc. (a)	200	10,950
ICN Pharmaceuticals, Inc.	95,700	1,603,932
Mylan Laboratories, Inc.	203,000	7,058,310
Novo Nordisk AS Series B	100	3,510
Perrigo Co.	14,200	222,088
Pharmaceutical Resources, Inc. (a)	7,700	374,682
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	5,238,414
SICOR, Inc. (a)	473,400	9,628,956
Stada Arzneimittel AG	111,796	7,131,194
Watson Pharmaceuticals, Inc. (a)	5,200	209,924
		37,046,785
TOTAL HEALTH CARE		360,454,460

	Shares	Value (Note 1)
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	100	$ 5,191
Applied Signal Technology, Inc.	100	1,700
DRS Technologies, Inc. (a)	204,900	5,720,808
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	1,910
Engineered Support Systems, Inc.	150	6,278
Herley Industries, Inc. (a)	93,300	1,584,234
L-3 Communications Holdings, Inc. (a)	202,800	8,819,772
Veridian Corp.	391,100	13,645,479
		29,785,372
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	115,570
Expeditors International of Washington, Inc.	4,400	152,416
FedEx Corp.	100	6,203
UTI Worldwide, Inc.	100	3,119
		277,308
Airlines - 0.0%
Southwest Airlines Co.	100	1,720
Building Products - 0.0%
Simpson Manufacturing Co. Ltd. (a)	100	3,660
Commercial Services & Supplies - 3.1%
Apollo Group, Inc. Class A (a)	200	12,352
Avery Dennison Corp.	100	5,020
Bright Horizons Family Solutions, Inc. (a)(c)	670,900	22,515,404
Career Education Corp. (a)	100	6,842
ChoicePoint, Inc. (a)	579,900	20,018,148
Cintas Corp.	100	3,544
Corinthian Colleges, Inc. (a)	100	4,857
Danka Business Systems PLC sponsored ADR (a)	17,000	65,603
DeVry, Inc. (a)	3,900	90,831
Education Management Corp. (a)	100	5,318
FTI Consulting, Inc. (a)	150	3,746
H&R Block, Inc.	3,300	142,725
Headwaters, Inc. (a)	100	1,469
Herman Miller, Inc.	100	2,021
HON Industries, Inc.	131,500	4,010,750
Ionics, Inc. (a)	100	2,237
Princeton Review, Inc. (a)	200	1,180
Right Management Consultants, Inc. (a)	100	1,265
Robert Half International, Inc. (a)	100	1,894
Stericycle, Inc. (a)	100	3,848
Strayer Education, Inc.	100	7,945
Tetra Tech, Inc. (a)	182,800	3,131,364
West Corp. (a)	100	2,665
		50,041,028
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Granite Construction, Inc.	100	$ 1,916
Jacobs Engineering Group, Inc. (a)	100	4,215
		6,131
Electrical Equipment - 0.2%
Johnson Electric Holdings Ltd.	500	619
REPower Systems AG	121,500	2,890,233
		2,890,852
Industrial Conglomerates - 0.4%
Alleghany Corp.	32,778	6,260,598
Teleflex, Inc.	100	4,255
		6,264,853
Machinery - 1.1%
AGCO Corp. (a)	100	1,708
CNH Global NV	100	954
CUNO, Inc. (a)	86,000	3,106,320
Dionex Corp. (a)	100	3,975
ESCO Technologies, Inc. (a)	100	4,400
Graco, Inc.	445,800	14,265,600
Husky Injection Molding Systems Ltd. (a)	100	434
Joy Global, Inc. (a)	100	1,477
PACCAR, Inc.	100	6,756
Pentair, Inc.	100	3,906
Quixote Corp.	100	2,553
Trinity Industries, Inc.	100	1,851
		17,399,934
Road & Rail - 0.0%
Canadian National Railway Co.	100	4,829
Heartland Express, Inc. (a)	100	2,225
		7,054
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	6,788
TOTAL INDUSTRIALS		106,684,700
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.0%
3Com Corp. (a)	100	468
Avocent Corp. (a)	100	2,993
Black Box Corp.	100	3,620
Emulex Corp. (a)	100	2,277
Harris Corp.	100	3,005
InterDigital Communication Corp. (a)	100	2,337
Loral Space & Communications Ltd. (a)	67,810	206,821
NetScreen Technologies, Inc. (a)	200	4,510
Packeteer, Inc. (a)	10	156
PC-Tel, Inc. (a)	100	1,186
Polycom, Inc. (a)	200	2,772
QUALCOMM, Inc.	100	3,575

	Shares	Value (Note 1)
Scientific-Atlanta, Inc.	5,100	$ 121,584
UTStarcom, Inc. (a)	100	3,557
		358,861
Computers & Peripherals - 0.8%
ATI Technologies, Inc. (a)	100	994
Avid Technology, Inc. (a)	100	3,507
Drexler Technology Corp. (a)(c)	850,126	13,176,953
Lexmark International, Inc. Class A (a)	100	7,077
		13,188,531
Electronic Equipment & Instruments - 5.5%
Anritsu Corp.	633,000	3,464,074
CDW Corp. (a)	60,600	2,775,480
Flir Systems, Inc. (a)	200	6,030
INFICON Holding AG (a)	100	6,439
Mettler-Toledo International, Inc. (a)	173,000	6,340,450
MOCON, Inc.	100	725
Nam Tai Electronics, Inc.	111,800	4,740,320
National Instruments Corp. (a)	100	3,778
Symbol Technologies, Inc.	3,312,400	43,094,324
Trimble Navigation Ltd. (a)	100	2,293
Waters Corp. (a)	978,720	28,510,114
		88,944,027
Internet Software & Services - 0.5%
Aquantive, Inc. (a)	125,792	1,320,816
Ariba, Inc. (a)	100	297
AsiaInfo Holdings, Inc. (a)	100	820
Autobytel, Inc. (a)	100	624
CNET Networks, Inc. (a)	100	623
Digital Impact, Inc. (a)	100	185
Digital Insight Corp. (a)	10	191
Expedia, Inc. (a)	200	15,276
FreeMarkets, Inc. (a)	100	696
j2 Global Communications, Inc. (a)	100	4,598
LookSmart Ltd. (a)	100	283
Netease.com, Inc. sponsored ADR (a)	23,200	845,872
NetRatings, Inc. (a)	10	91
NIC, Inc. (a)	10	29
Overture Services, Inc. (a)	180,900	3,279,717
PEC Solutions, Inc. (a)	100	1,610
Quovadx, Inc. (a)	10	30
Raindance Communications, Inc. (a)	10	25
Retek, Inc. (a)	92,800	593,920
SINA.com (a)	45,000	914,850
Sohu.com, Inc. (a)	24,800	847,168
Supportsoft, Inc. (a)	10	65
ValueClick, Inc. (a)	100	603
Yahoo!, Inc. (a)	100	3,276
		7,831,665
IT Services - 1.4%
Affiliated Computer Services, Inc. Class A (a)	101,300	4,632,449
CACI International, Inc. Class A (a)	300	10,290
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CheckFree Corp. (a)	100	$ 2,784
Cognizant Technology Solutions Corp. Class A (a)	300	7,308
Concord EFS, Inc. (a)	1,139,000	16,766,080
DST Systems, Inc. (a)	100	3,800
infoUSA, Inc. (a)	100	810
Paychex, Inc.	100	2,931
SRA International, Inc. Class A (a)	100	3,200
SunGard Data Systems, Inc. (a)	100	2,591
		21,432,243
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	153,900	11,571,741
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. (a)	100	3,482
ASM Pacific Technology Ltd.	500	1,462
Broadcom Corp. Class A (a)	100	2,491
International Rectifier Corp. (a)	100	2,682
Intersil Corp. Class A (a)	100	2,661
KLA-Tencor Corp. (a)	100	4,649
Lam Research Corp. (a)	100	1,821
Linear Technology Corp.	100	3,221
Micrel, Inc. (a)	100	1,039
Microchip Technology, Inc.	100	2,463
Novellus Systems, Inc. (a)	100	3,662
NVIDIA Corp. (a)	5,000	115,050
Omnivision Technologies, Inc. (a)	100	3,120
QLogic Corp. (a)	81	3,915
RF Micro Devices, Inc. (a)	100	602
Standard Microsystems Corp. (a)	100	1,517
Tundra Semiconductor Corp. Ltd. (a)	100	827
		154,664
Software - 1.2%
Activision, Inc. (a)	150	1,938
Adobe Systems, Inc.	100	3,207
Ansys, Inc. (a)	100	3,110
BEA Systems, Inc. (a)	100	1,086
Borland Software Corp. (a)	100	977
Business Objects SA sponsored ADR (a)	100	2,195
Check Point Software Technologies Ltd. (a)	100	1,955
Cognos, Inc. (a)	100	2,706
Dassault Systemes SA sponsored ADR	100	3,290
Digimarc Corp. (a)	100	1,570
Electronic Arts, Inc. (a)	107,800	7,976,122
Kronos, Inc. (a)	100	5,081
Legato Systems, Inc. (a)	7,000	58,730
Magma Design Automation, Inc. (a)	100	1,715
Manhattan Associates, Inc. (a)	100	2,597
Mercury Interactive Corp. (a)	100	3,861
Network Associates, Inc. (a)	100	1,268

	Shares	Value (Note 1)
PeopleSoft, Inc. (a)	100	$ 1,759
Red Hat, Inc. (a)	100	757
Renaissance Learning, Inc. (a)	182,070	3,987,333
Secure Computing Corp. (a)	100	873
Symantec Corp. (a)	50,100	2,197,386
Synopsys, Inc. (a)	100	6,185
Trend Micro, Inc. sponsored ADR (a)	100	1,560
Vastera, Inc. (a)	771,999	4,608,834
WatchGuard Technologies, Inc. (a)	10	46
		18,876,141
TOTAL INFORMATION TECHNOLOGY		162,357,873
MATERIALS - 16.0%
Chemicals - 0.3%
BOC Group PLC	100	1,287
Ecolab, Inc.	200	5,120
International Flavors & Fragrances, Inc.	154,800	4,942,764
Potash Corp. of Saskatchewan	100	6,381
Praxair, Inc.	100	6,010
Sigma Aldrich Corp.	100	5,418
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,000	390
Spartech Corp.	100	2,121
Terra Nitrogen Co. LP	100	510
Valspar Corp.	100	4,222
		4,974,223
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	4,128
James Hardie Industries NV	100	474
Vulcan Materials Co.	100	3,707
		8,309
Containers & Packaging - 0.0%
IPL, Inc. Class A	100	668
Metals & Mining - 15.6%
Agnico-Eagle Mines Ltd.	1,119,130	12,911,761
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	65,380
Apex Silver Mines Ltd. (a)	100	1,475
AUR Resources, Inc. (a)	3,015,100	7,494,127
Barrick Gold Corp.	100	1,780
Companhia Vale do Rio Doce sponsored ADR	100	2,966
Compania de Minas Buenaventura SA sponsored ADR	701,800	21,117,162
Freeport-McMoRan Copper & Gold, Inc. Class B	884,300	21,665,350
Goldcorp, Inc.	50,000	600,979
Harmony Gold Mining Co. Ltd.	1,146,300	15,105,090
High River Gold Mines Ltd. (a)	982,300	1,246,278
Kinross Gold Corp. (a)	3,621,966	24,427,713
Meridian Gold, Inc. (a)	3,489,000	39,865,410
Newmont Mining Corp. Holding Co.	2,814,180	91,348,276
Nucor Corp.	100	4,885
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Placer Dome, Inc.	100	$ 1,224
POSCO sponsored ADR	100	2,619
Sons of Gwalia Ltd. ADR	100	775
Steel Dynamics, Inc. (a)	129,000	1,767,300
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	12,715,125
		250,345,675
Paper & Forest Products - 0.1%
Aracruz Celulose SA sponsored ADR	100	2,106
Sino-Forest Corp. Class A (sub. vtg.) (a)	937,400	1,592,704
		1,594,810
TOTAL MATERIALS		256,923,685
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
BCE, Inc.	100	2,305
Golden Telecom, Inc. (a)	100	2,244
ITXC Corp. (a)	10	26
Matav Rt. sponsored ADR	100	1,720
PT Telkomunikasi Indonesia Tbk sponsored ADR	252,300	2,825,760
Rostelecom sponsored ADR	100	1,039
		2,833,094
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL (For. Reg.)	100	146
America Movil SA de CV sponsored ADR	100	1,875
At Road, Inc. (a)	128,500	1,403,220
Mobile TeleSystems OJSC sponsored ADR (a)	100	5,900
Vimpel Communications sponsored ADR (a)	100	4,644
		1,415,785
TOTAL TELECOMMUNICATION SERVICES		4,248,879
UTILITIES - 3.6%
Electric Utilities - 0.2%
Ameren Corp.	100	4,410
Black Hills Corp.	100	3,070
Cinergy Corp.	100	3,679
Empire District Electric Co.	100	2,175
Otter Tail Corp.	100	2,698
Wisconsin Energy Corp.	109,500	3,175,500
		3,191,532
Gas Utilities - 1.1%
KeySpan Corp.	498,700	17,678,915
Southwestern Energy Co. (a)	100	1,501
		17,680,416

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 2.3%
Energy East Corp.	100	$ 2,076
Equitable Resources, Inc.	92,600	3,772,524
Questar Corp.	5,600	187,432
SCANA Corp.	894,000	30,646,320
Sierra Pacific Resources (a)	393,700	2,338,578
		36,946,930
TOTAL UTILITIES		57,818,878
TOTAL COMMON STOCKS (Cost $1,239,018,524)		1,423,571,887
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (d) (Cost $24,998)	$ 25,000	24,999
Money Market Funds - 16.5%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	178,266,610	178,266,610
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	86,930,752	86,930,752
TOTAL MONEY MARKET FUNDS (Cost $265,197,362)		265,197,362
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $1,504,240,884)		1,688,794,248
NET OTHER ASSETS - (5.0)%		(80,537,204)
NET ASSETS - 100%		$ 1,608,257,044
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 S&P MidCap 400 Index Contracts	Sept. 2003	$ 240,100	$ 87

The face value of futures purchased as a percentage of net assets 0.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,999.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $414,289,322 and $341,313,289, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42,349 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.6%
Canada	8.8%
Netherlands	1.5%
Peru	1.3%
Others (individually less than 1%)	5.8%
100.0%
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bright Horizons Family Solutions, Inc.	$ 452,775	$ -	$ -	$ 22,515,404
Drexler Technology Corp.	4,314,828	-	-	13,176,953
Harvard Bioscience, Inc.	3,124,014	-	-	10,648,360
TOTALS	$ 7,891,617	$ -	$ -	$46,340,717
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $158,631,000 of which $15,428,000, $42,786,000 and $100,417,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,459,787) (cost $1,504,240,884) - See accompanying schedule		$ 1,688,794,248
Receivable for investments sold		6,305,985
Receivable for fund shares sold		1,232,130
Dividends receivable		726,197
Interest receivable		222,250
Other receivables		189,768
Total assets		1,697,470,578

Liabilities
Payable to custodian bank	$ 83,308
Payable for investments purchased	120,678
Payable for fund shares redeemed	1,012,357
Accrued management fee	778,285
Distribution fees payable	180,698
Payable for daily variation on futures contracts	800
Other payables and accrued expenses	106,656
Collateral on securities loaned, at value	86,930,752
Total liabilities		89,213,534

Net Assets		$ 1,608,257,044
Net Assets consist of:
Paid in capital		$ 1,603,377,354
Accumulated net investment loss		(820,569)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,856,492)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,556,751
Net Assets		$ 1,608,257,044

Initial Class: Net Asset Value, offering price and redemption price per share ($485,537,863 ÷ 25,587,308 shares)		$ 18.98

Service Class: Net Asset Value, offering price and redemption price per share ($412,982,974 ÷ 21,807,628 shares)		$ 18.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($709,736,207 ÷ 37,638,380 shares)		$ 18.86

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,414,512
Interest		1,146,985
Security lending		691,436
Total income		5,252,933

Expenses
Management fee	$ 4,151,159
Transfer agent fees	500,364
Distribution fees	918,869
Accounting and security lending fees	171,125
Non-interested trustees' compensation	2,834
Custodian fees and expenses	49,119
Audit	17,856
Legal	1,478
Miscellaneous	257,923
Total expenses before reductions	6,070,727
Expense reductions	(208,343)	5,862,384
Net investment income (loss)		(609,451)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,980,179)
Foreign currency transactions	(110)
Futures contracts	20,901
Total net realized gain (loss)		(17,959,388)
Change in net unrealized appreciation (depreciation) on: Investment securities	146,933,167
Assets and liabilities in foreign currencies	1,949
Futures contracts	4,268
Total change in net unrealized appreciation (depreciation)		146,939,384
Net gain (loss)		128,979,996
Net increase (decrease) in net assets resulting from operations		$ 128,370,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (609,451)	$ 5,367,275
Net realized gain (loss)	(17,959,388)	(100,092,133)
Change in net unrealized appreciation (depreciation)	146,939,384	(54,350,719)
Net increase (decrease) in net assets resulting from operations	128,370,545	(149,075,577)
Distributions to shareholders from net investment income	(5,082,393)	(10,315,464)
Share transactions - net increase (decrease)	86,214,894	406,189,773
Total increase (decrease) in net assets	209,503,046	246,798,732

Net Assets
Beginning of period	1,398,753,998	1,151,955,266
End of period (including accumulated net investment loss of $820,569 and undistributed net investment income of $4,928,520, respectively)	$ 1,608,257,044	$ 1,398,753,998
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	791,168	1,685,646	10,521,376
Reinvested	131,528	76,717	95,288
Redeemed	(3,866,493)	(1,616,633)	(2,932,933)
Net increase (decrease)	(2,943,797)	145,730	7,683,731
Dollars
Sold	$ 13,943,431	$ 29,471,153	$ 182,327,647
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(66,155,199)	(27,544,480)	(50,910,051)
Net increase (decrease)	$ (50,004,732)	$ 3,211,680	$ 133,007,946

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	7,049,981	6,655,084	22,666,360
Reinvested	277,413	161,340	101,720
Redeemed	(8,136,461)	(3,917,197)	(3,604,685)
Net increase (decrease)	(809,067)	2,899,227	19,163,395
Dollars
Sold	$ 134,875,925	$ 125,174,947	$ 416,253,061
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(145,105,795)	(70,148,866)	(65,174,962)
Net increase (decrease)	$ (4,928,501)	$ 58,104,443	$ 353,013,831

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350
From net realized gain	-	-	-
Total	$ 2,207,036	$ 1,285,007	$ 1,590,350

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,362	$ 1,935,733
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,362	$ 1,935,733

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.09	.20	.19	- H	- H
Net realized and unrealized gain (loss)	1.55	(2.00)	(.86)	4.95	5.05	.31
Total from investment operations	1.55	(1.91)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.08)	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.08)	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 18.98	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	8.91%	(9.82)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.72% A	.70%	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.72% A	.70%	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.69% A	.63%	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.04% A	.51%	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,538	$ 499,557	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.08	.18	.17	(.01)	- H
Net realized and unrealized gain (loss)	1.54	(2.00)	(.86)	4.93	5.05	.31
Total from investment operations	1.54	(1.92)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.06)	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.06)	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 18.94	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	8.87%	(9.90)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.80%	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.82% A	.80%	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.79% A	.73%	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	(.06)% A	.41%	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412,983	$ 378,264	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.15	.14
Net realized and unrealized gain (loss)	1.54	(1.99)	(.86)	5.35
Total from investment operations	1.52	(1.94)	(.71)	5.49
Distributions from net investment income	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 18.86	$ 17.39	$ 19.49	$ 20.20
Total Return B,C,D	8.78%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	.95%	.94%	.99% A
Expenses net of voluntary waivers, if any	.98% A	.95%	.94%	.99% A
Expenses net of all reductions	.95% A	.88%	.88%	.94% A
Net investment income (loss)	(.21)% A	.25%	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 709,736	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	54% A	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Mid Cap Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 246,407,248
Unrealized depreciation	(64,209,142)
Net unrealized appreciation (depreciation)	$ 182,198,106
Cost for federal income tax purposes	$ 1,506,596,142

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 186,362
Service Class 2	732,507
$ 918,869

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Mid Cap Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 160,379
Service Class	130,648
Service Class 2	209,337
$ 500,364

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,140,049 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $206,697 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,646.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 25% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the fund.

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0803
1.723369.104

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Tyco International Ltd.	5.1
Take-Two Interactive Software, Inc.	5.0
ACE Ltd.	3.5
Beazer Homes USA, Inc.	3.2
Legato Systems, Inc.	2.9
19.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	36.6
Consumer Discretionary	27.8
Financials	12.4
Industrials	11.9
Materials	2.8
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	95.6%
Bonds	1.1%
Short-Term Investments and Net Other Assets	3.3%

* Foreign investments	13.8%

Semiannual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 27.8%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	500	$ 5,255
American Axle & Manufacturing Holdings, Inc. (a)	59,400	1,419,660
ArvinMeritor, Inc.	11,500	232,070
Dura Automotive Systems, Inc. Class A (a)	17,800	174,618
Lear Corp. (a)	11,100	510,822
		2,342,425
Automobiles - 2.3%
Nissan Motor Co. Ltd.	302,100	2,862,398
Hotels, Restaurants & Leisure - 6.4%
Ameristar Casinos, Inc. (a)	37,800	807,030
Isle of Capri Casinos, Inc. (a)	18,500	305,805
Jack in the Box, Inc. (a)	145,700	3,249,110
Mikohn Gaming Corp. (a)	9,300	55,056
WMS Industries, Inc. (a)	231,700	3,612,203
		8,029,204
Household Durables - 9.0%
Bassett Furniture Industries, Inc.	6,700	88,976
Beazer Homes USA, Inc. (a)	48,793	4,074,216
Centex Corp.	9,500	739,005
D.R. Horton, Inc.	45,950	1,291,195
Lennar Corp.:
Class A	32,700	2,338,050
Class B	2,920	200,604
M/I Schottenstein Homes, Inc.	1,800	76,824
Maytag Corp.	22,300	544,566
Mohawk Industries, Inc. (a)	8,500	472,005
Whirlpool Corp.	23,200	1,477,840
		11,303,281
Leisure Equipment & Products - 0.3%
Oakley, Inc. (a)	34,800	409,596
Specialty Retail - 3.5%
American Eagle Outfitters, Inc. (a)	68,300	1,252,622
Big Dog Holdings, Inc. (a)	4,300	13,330
Borders Group, Inc. (a)	134,900	2,375,589
Charlotte Russe Holding, Inc. (a)	9,300	95,976
Electronics Boutique Holding Corp. (a)	15,100	348,961
Wet Seal, Inc. Class A (a)	22,600	241,368
		4,327,846
Textiles Apparel & Luxury Goods - 4.4%
Jones Apparel Group, Inc. (a)	123,200	3,604,832
Maxwell Shoe Co., Inc. Class A (a)	132,850	1,913,040
		5,517,872
TOTAL CONSUMER DISCRETIONARY		34,792,622

	Shares	Value (Note 1)
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc. (a)	15,600	$ 234,936
Koninklijke Ahold NV sponsored ADR	55,600	465,372
Safeway, Inc. (a)	67,300	1,376,958
		2,077,266
Food Products - 0.6%
Fresh Del Monte Produce, Inc.	15,200	390,488
Sensient Technologies Corp.	2,900	66,671
Tyson Foods, Inc. Class A	27,700	294,174
		751,333
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	38,400	401,280
TOTAL CONSUMER STAPLES		3,229,879
FINANCIALS - 12.4%
Diversified Financial Services - 0.8%
CIT Group, Inc.	40,300	993,395
Insurance - 9.1%
ACE Ltd.	125,900	4,317,111
Allstate Corp.	33,200	1,183,580
AmerUs Group Co.	13,400	377,746
Everest Re Group Ltd.	5,700	436,050
Hartford Financial Services Group, Inc.	20,100	1,012,236
Infinity Property & Casualty Corp.	18,500	437,340
MetLife, Inc.	57,400	1,625,568
Safety Insurance Group, Inc.	18,500	271,765
Travelers Property Casualty Corp. Class A	104,700	1,664,730
		11,326,126
Thrifts & Mortgage Finance - 2.5%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	34,300	407,827
Freddie Mac	19,000	964,630
Sovereign Bancorp, Inc.	114,600	1,793,490
		3,165,947
TOTAL FINANCIALS		15,485,468
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	4,200	109,200
Beckman Coulter, Inc.	5,600	227,584
Cygnus, Inc. (a)	151,800	92,598
I-Stat Corp. (a)	72,000	647,280
		1,076,662
Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings (a)	3,300	99,495
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.3%
King Pharmaceuticals, Inc. (a)	23,500	$ 346,860
Twinlab Corp. (a)	6,500	1,495
		348,355
TOTAL HEALTH CARE		1,524,512
INDUSTRIALS - 11.9%
Building Products - 0.7%
NCI Building Systems, Inc. (a)	4,700	78,490
York International Corp.	32,400	758,160
		836,650
Commercial Services & Supplies - 2.8%
Central Parking Corp.	35,200	435,072
Hudson Highland Group, Inc. (a)	6,967	132,443
Labor Ready, Inc. (a)	15,100	108,267
Monster Worldwide, Inc.	100,700	1,986,811
Vedior NV (Certificaten Van Aandelen)	86,558	786,340
		3,448,933
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV	38,900	882,252
Granite Construction, Inc.	8,300	159,028
		1,041,280
Electrical Equipment - 0.0%
TB Wood's Corp.	1,000	6,520
Industrial Conglomerates - 5.1%
Tyco International Ltd.	335,300	6,363,994
Machinery - 2.4%
Columbus McKinnon Corp. (a)	20,600	47,792
EnPro Industries, Inc. (a)	40	428
Milacron, Inc.	27,900	136,431
Navistar International Corp. (a)	84,600	2,760,498
		2,945,149
Road & Rail - 0.1%
Genesee & Wyoming, Inc. Class A (a)	9,300	191,301
TOTAL INDUSTRIALS		14,833,827
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 5.8%
ADC Telecommunications, Inc. (a)	572,300	1,332,314
Cable Design Technologies Corp. (a)	201,100	1,437,865
Enterasys Networks, Inc. (a)	194,100	588,123
Marconi Corp. PLC (a)	473,800	482,289
Mindspeed Technologies, Inc. (a)	18,533	50,039
Motorola, Inc.	70,300	662,929
NMS Communications Corp. (a)	111,800	220,358
Performance Technologies, Inc. (a)	15,200	110,960
Telefonaktiebolaget LM Ericsson ADR (a)	25,280	268,726

	Shares	Value (Note 1)
Terayon Communication Systems, Inc. (a)	684,400	$ 1,868,412
Turnstone Systems, Inc. (a)	105,900	265,809
		7,287,824
Computers & Peripherals - 0.1%
Sun Microsystems, Inc. (a)	29,300	134,780
Electronic Equipment & Instruments - 0.9%
AVX Corp.	45,400	498,946
Pioneer Standard Electronics, Inc.	2,400	20,352
RadiSys Corp. (a)	7,300	96,360
Richardson Electronics Ltd.	19,500	157,950
Solectron Corp. (a)	99,200	371,008
		1,144,616
Internet Software & Services - 5.5%
Art Technology Group, Inc. (a)	185,300	296,480
Interwoven, Inc. (a)	96,300	213,786
Kana Software, Inc. (a)	100,400	304,212
Keynote Systems, Inc. (a)	59,200	620,416
Primus Knowledge Solutions, Inc. (a)	50,800	66,548
RADWARE Ltd. (a)	8,000	137,040
Retek, Inc. (a)	136,400	872,960
SkillSoft PLC sponsored ADR (a)	98,300	496,415
SonicWALL, Inc. (a)	120,800	579,840
Vignette Corp. (a)	1,585,400	3,297,632
		6,885,329
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	301,100	1,930,051
Agere Systems, Inc. Class A (a)	286,100	666,613
Applied Micro Circuits Corp. (a)	201,400	1,218,470
ASM International NV (Nasdaq) (a)	27,800	413,386
ASML Holding NV (NY Shares) (a)	80,600	770,536
Atmel Corp. (a)	343,400	868,802
Chartered Semiconductor Manufacturing Ltd. ADR (a)	26,000	133,900
Conexant Systems, Inc. (a)	55,600	227,960
Hi/fn, Inc. (a)	16,200	144,342
Integrated Device Technology, Inc. (a)	17,900	197,795
Micron Technology, Inc. (a)	37,100	431,473
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	179,340	1,807,747
Transwitch Corp. (a)	242,500	329,800
United Microelectronics Corp. sponsored ADR (a)	216,655	812,456
		9,953,331
Software - 15.3%
Activision, Inc. (a)	106,850	1,380,502
Actuate Corp. (a)	292,800	813,984
Aspen Technology, Inc. (a)	61,000	292,800
Compuware Corp. (a)	90,200	520,454
i2 Technologies, Inc. (a)	523,700	528,937
Legato Systems, Inc. (a)	432,200	3,626,158
Midway Games, Inc. (a)	54,000	196,020
Nintendo Co. Ltd.	20,100	1,466,062
Take-Two Interactive Software, Inc. (a)	221,500	6,277,310
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	187,300	$ 3,371,400
Ulticom, Inc. (a)	61,300	582,350
		19,055,977
TOTAL INFORMATION TECHNOLOGY		44,461,857
MATERIALS - 2.8%
Chemicals - 0.6%
Celanese AG	18,500	444,000
FMC Corp. (a)	4,200	95,046
Millennium Chemicals, Inc.	16,800	159,768
		698,814
Construction Materials - 1.8%
Centex Construction Products, Inc.	17,300	693,557
Martin Marietta Materials, Inc.	24,200	813,362
Texas Industries, Inc.	33,300	792,540
		2,299,459
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	20,000	275,400
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	16,400	224,680
TOTAL MATERIALS		3,498,353
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Covad Communications Group, Inc. (a)	94,500	95,445
ITXC Corp. (a)	1,500	3,915
Qwest Communications International, Inc. (a)	148,200	708,396
Time Warner Telecom, Inc. Class A (a)	18,600	118,482
		926,238
UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp.	2,800	107,660
PG&E Corp. (a)	8,700	184,005
		291,665
TOTAL COMMON STOCKS (Cost $104,741,701)		119,044,421
Convertible Preferred Stocks - 0.4%

UTILITIES - 0.4%
Electric Utilities - 0.4%
TXU Corp. 8.125% PRIDES	14,800	504,125
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $451,862)		504,125
Convertible Bonds - 1.1%
	Principal Amount	Value (Note 1)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	$ 200,000	$ 156,500
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
SPACEHAB, Inc. 8% 10/15/07	10,000	5,500
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 1.0%
Natural MicroSystems Corp. 5% 10/15/05	920,000	671,600
Terayon Communication Systems, Inc. 5% 8/1/07	720,000	518,400
		1,190,000
Electronic Equipment & Instruments - 0.0%
Richardson Electronics Ltd. 8.25% 6/15/06	8,000	7,600
TOTAL INFORMATION TECHNOLOGY		1,197,600
TOTAL CONVERTIBLE BONDS (Cost $1,283,616)		1,359,600
Money Market Funds - 4.7%
	Shares
Fidelity Securities Lending Cash Central Fund, 1.19% (b) (Cost $5,890,900)	5,890,900	5,890,900
Cash Equivalents - 2.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $3,456,000)	$ 3,456,098	$ 3,456,000
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $115,824,079)	130,255,046
NET OTHER ASSETS - (4.2)%	(5,287,001)
NET ASSETS - 100%	$ 124,968,045
Security Type Abbreviation
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $80,145,119 and $34,003,991, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,049 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.2%
Bermuda	3.9
Japan	3.5
Netherlands	2.6
Taiwan	2.2
Others (individually less than 1%)	1.6
100.0%
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $1,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,518,140 and repurchase agreements of $3,456,000) (cost $115,824,079) - See accompanying schedule		$ 130,255,046
Cash		318
Foreign currency held at value (cost $18,859)		18,582
Receivable for investments sold		1,028,314
Receivable for fund shares sold		1,335,044
Dividends receivable		46,627
Interest receivable		27,947
Other receivables		13,163
Total assets		132,725,041

Liabilities
Payable for investments purchased	$ 1,560,329
Payable for fund shares redeemed	204,423
Accrued management fee	57,249
Distribution fees payable	20,579
Other payables and accrued expenses	23,516
Collateral on securities loaned, at value	5,890,900
Total liabilities		7,756,996

Net Assets		$ 124,968,045
Net Assets consist of:
Paid in capital		$ 110,641,744
Undistributed net investment income		2,290
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(106,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,430,784
Net Assets		$ 124,968,045
Initial Class: Net Asset Value, offering price and redemption price per share ($1,458,043 ÷ 151,626 shares)		$ 9.62
Service Class: Net Asset Value, offering price and redemption price per share ($35,363,301 ÷ 3,684,579 shares)		$ 9.60
Service Class 2: Net Asset Value, offering price and redemption price per share ($88,146,701 ÷ 9,139,987 shares)		$ 9.64

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 272,388
Interest		92,036
Security lending		10,125
Total income		374,549

Expenses
Management fee	$ 225,493
Transfer agent fees	29,642
Distribution fees	84,896
Accounting and security lending fees	30,581
Non-interested trustees' compensation	138
Custodian fees and expenses	14,246
Audit	14,863
Legal	63
Miscellaneous	7,169
Total expenses before reductions	407,091
Expense reductions	(16,526)	390,565
Net investment income (loss)		(16,016)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	337,818
Foreign currency transactions	(656)
Total net realized gain (loss)		337,162
Change in net unrealized appreciation (depreciation) on: Investment securities	17,249,845
Assets and liabilities in foreign currencies	(323)
Total change in net unrealized appreciation (depreciation)		17,249,522
Net gain (loss)		17,586,684
Net increase (decrease) in net assets resulting from operations		$ 17,570,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	February 20, 2002 (commencement of operations) to December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,016)	$ (11,920)
Net realized gain (loss)	337,162	(442,711)
Change in net unrealized appreciation (depreciation)	17,249,522	(2,818,738)
Net increase (decrease) in net assets resulting from operations	17,570,668	(3,273,369)
Share transactions - net increase (decrease)	52,927,677	57,743,069
Total increase (decrease) in net assets	70,498,345	54,469,700

Net Assets
Beginning of period	54,469,700	-
End of period (including undistributed net investment income of $2,290 and undistributed net investment income of $18,306, respectively)	$ 124,968,045	$ 54,469,700
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,901	5,465,916	4,309,025
Redeemed	(1,925)	(3,018,289)	(644,331)
Net increase (decrease)	976	2,447,627	3,664,694

Dollars Sold	$ 23,002	$ 47,796,997	$ 35,255,156
Redeemed	(15,029)	(24,857,280)	(5,275,169)
Net increase (decrease)	$ 7,973	$ 22,939,717	$ 29,979,987

Share Transactions	February 20, 2002 (commencement of operations) to December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	150,919	2,908,629	5,628,326
Redeemed	(269)	(1,671,677)	(153,033)
Net increase (decrease)	150,650	1,236,952	5,475,293

Dollars Sold	$ 1,507,905	$ 25,196,970	$ 46,032,283
Redeemed	(2,188)	(13,786,884)	(1,205,017)
Net increase (decrease)	$ 1,505,717	$ 11,410,086	$ 44,827,266

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.01
Net realized and unrealized gain (loss)	1.70	(2.10)
Total from investment operations	1.71	(2.09)
Net asset value, end of period	$ 9.62	$ 7.91
Total ReturnB,C,D	21.62%	(20.90)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.86%A	1.43% A
Expenses net of voluntary waivers, if any	.86%A	1.00% A
Expenses net of all reductions	.82%A	.95% A
Net investment income (loss)	.15%A	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,458	$ 1,191
Portfolio turnover rate	88%A	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	- H	- H
Net realized and unrealized gain (loss)	1.70	(2.10)
Total from investment operations	1.70	(2.10)
Net asset value, end of period	$ 9.60	$ 7.90
Total ReturnB,C,D	21.52%	(21.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.93% A	1.52% A
Expenses net of voluntary waivers, if any	.93% A	1.10% A
Expenses net of all reductions	.89% A	1.05% A
Net investment income (loss)	.08% A	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,363	$ 9,774
Portfolio turnover rate	88% A	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.01)
Net realized and unrealized gain (loss)	1.69	(2.04)
Total from investment operations	1.69	(2.05)
Net asset value, end of period	$ 9.64	$ 7.95
Total Return B,C,D	21.26%	(20.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.68% A
Expenses net of voluntary waivers, if any	1.08% A	1.25% A
Expenses net of all reductions	1.04% A	1.21% A
Net investment income (loss)	(.07)% A	(.12)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,147	$ 43,505
Portfolio turnover rate	88% A	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Value Strategies Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Strategies Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Value Strategies Portfolio

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 17,858,949	|
Unrealized depreciation	(4,714,773)
Net unrealized appreciation (depreciation)	$ 13,144,176
Cost for federal income tax purposes	$ 117,110,870

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 6,297	|
Service Class 2	78,599
	$ 84,896

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 664	|
Service Class	4,985
Service Class 2	23,993
	$ 29,642

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,526 for the period.

8. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 92% of the total outstanding shares of the fund.

Value Strategies Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPVS-SANN-0803
1.774744.101

Fidelity® Variable Insurance Products

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Asset Manager: Growth Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Balanced Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Growth & Income Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Growth Opportunities Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investment Grade Bond Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Mid Cap Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Money Market Portfolio	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Semiannual Report

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Cardinal Health, Inc.	5.1
Clear Channel Communications, Inc.	3.9
Merck & Co., Inc.	3.5
American International Group, Inc.	3.4
General Electric Co.	3.2
19.1
Top Five Market Sectors as of June 30, 2003
(stocks only)	% of fund's net assets
Health Care	15.0
Financials	14.4
Consumer Discretionary	9.3
Information Technology	7.5
Consumer Staples	5.9
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	72.1%
Bonds	20.3%
Short-Term Investments and Net Other Assets	7.6%

* Foreign investments	3.7%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	5	$ 0
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	37,700	831,662
Media - 6.0%
AOL Time Warner, Inc. (a)	377,300	6,070,757
Clear Channel Communications, Inc. (a)	296,500	12,568,635
McGraw-Hill Companies, Inc.	7,600	471,200
		19,110,592
Specialty Retail - 3.1%
Home Depot, Inc.	269,400	8,922,528
Limited Brands, Inc.	19,500	302,250
Office Depot, Inc. (a)	15,200	220,552
Staples, Inc. (a)	19,000	348,650
		9,793,980
TOTAL CONSUMER DISCRETIONARY		29,736,234
CONSUMER STAPLES - 5.9%
Beverages - 2.0%
PepsiCo, Inc.	69,700	3,101,650
The Coca-Cola Co.	72,700	3,374,007
		6,475,657
Food & Staples Retailing - 1.5%
CVS Corp.	121,600	3,408,448
Safeway, Inc. (a)	63,500	1,299,210
		4,707,658
Food Products - 0.3%
Kraft Foods, Inc. Class A	7,000	227,850
Unilever NV (NY Shares)	15,600	842,400
		1,070,250
Personal Products - 0.8%
Alberto-Culver Co.:
Class A	20,000	995,600
Class B	28,600	1,461,460
		2,457,060
Tobacco - 1.3%
Altria Group, Inc.	88,800	4,035,072
TOTAL CONSUMER STAPLES		18,745,697
ENERGY - 5.2%
Energy Equipment & Services - 2.0%
BJ Services Co. (a)	6,700	250,312
Cooper Cameron Corp. (a)	5,400	272,052
Diamond Offshore Drilling, Inc.	48,500	1,018,015
ENSCO International, Inc.	39,400	1,059,860
GlobalSantaFe Corp.	61,900	1,444,746

	Shares	Value (Note 1)
Grant Prideco, Inc. (a)	10,700	$ 125,725
Nabors Industries Ltd. (a)	12,800	506,240
Rowan Companies, Inc.	12,700	284,480
Transocean, Inc.	61,000	1,340,170
		6,301,600
Oil & Gas - 3.2%
ChevronTexaco Corp.	38,900	2,808,580
ConocoPhillips	99,323	5,442,900
Exxon Mobil Corp.	58,100	2,086,371
		10,337,851
TOTAL ENERGY		16,639,451
FINANCIALS - 14.4%
Capital Markets - 2.9%
Merrill Lynch & Co., Inc.	111,100	5,186,148
Morgan Stanley	96,700	4,133,925
		9,320,073
Commercial Banks - 1.1%
Bank One Corp.	36,300	1,349,634
Synovus Financial Corp.	28,200	606,300
Wachovia Corp.	41,437	1,655,823
		3,611,757
Diversified Financial Services - 3.0%
Citigroup, Inc.	226,500	9,694,200
Insurance - 4.5%
AFLAC, Inc.	13,000	399,750
Allmerica Financial Corp. (a)	31,800	572,082
American International Group, Inc.	195,200	10,771,136
Hartford Financial Services Group, Inc.	36,400	1,833,104
PartnerRe Ltd.	5,200	265,772
Travelers Property Casualty Corp. Class B	20,140	317,608
		14,159,452
Real Estate - 0.1%
Apartment Investment & Management Co. Class A	8,500	294,100
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	128,500	8,666,040
MGIC Investment Corp.	3,800	177,232
		8,843,272
TOTAL FINANCIALS		45,922,854
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	95,400	2,480,400
Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	250,750	16,123,213
Pharmaceuticals - 9.1%
Johnson & Johnson	174,900	9,042,330
Merck & Co., Inc.	185,100	11,207,805
Pfizer, Inc.	101,100	3,452,565
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Recordati Spa	5,813	$ 104,218
Schering-Plough Corp.	111,200	2,068,320
Wyeth	71,100	3,238,605
		29,113,843
TOTAL HEALTH CARE		47,717,456
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
United Technologies Corp.	7,300	517,059
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B (a)	9,900	221,958
Avery Dennison Corp.	2,700	135,540
ChoicePoint, Inc. (a)	17,700	611,004
		968,502
Industrial Conglomerates - 4.6%
3M Co.	3,100	399,838
General Electric Co.	357,700	10,258,836
Tyco International Ltd.	202,000	3,833,960
		14,492,634
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	28,900	1,367,548
Road & Rail - 0.1%
CSX Corp.	5,600	168,504
Union Pacific Corp.	2,900	168,258
		336,762
TOTAL INDUSTRIALS		17,682,505
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	35,186	587,254
Comverse Technology, Inc. (a)	56,100	843,183
Motorola, Inc.	198,900	1,875,627
		3,306,064
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	50,300	1,607,588
Hewlett-Packard Co.	120,200	2,560,260
Sun Microsystems, Inc. (a)	369,900	1,701,540
		5,869,388
Electronic Equipment & Instruments - 0.6%
Celestica, Inc. (sub. vtg.) (a)	18,000	282,060
Flextronics International Ltd. (a)	27,800	288,842
Jabil Circuit, Inc. (a)	12,800	282,880
Sanmina-SCI Corp. (a)	28,700	181,097
Solectron Corp. (a)	143,400	536,316
Thermo Electron Corp. (a)	10,700	224,914
		1,796,109

	Shares	Value (Note 1)
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	2,700	$ 123,471
First Data Corp.	36,300	1,504,272
		1,627,743
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	36,000	748,224
KLA-Tencor Corp. (a)	10,200	474,198
Lam Research Corp. (a)	20,600	375,126
Linear Technology Corp.	3,100	99,851
Micron Technology, Inc. (a)	17,500	203,525
Novellus Systems, Inc. (a)	10,600	388,183
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	47,300	476,784
United Microelectronics Corp. sponsored ADR (a)	97,980	367,425
Xilinx, Inc. (a)	2,100	53,151
		3,186,467
Software - 2.6%
Activision, Inc. (a)	22,350	288,762
Microsoft Corp.	278,400	7,129,824
VERITAS Software Corp. (a)	24,300	696,681
		8,115,267
TOTAL INFORMATION TECHNOLOGY		23,901,038
MATERIALS - 0.7%
Chemicals - 0.2%
Dow Chemical Co.	21,800	674,928
Metals & Mining - 0.4%
Alcan, Inc.	16,500	514,294
Alcoa, Inc.	30,400	775,200
		1,289,494
Paper & Forest Products - 0.1%
Bowater, Inc.	4,100	153,545
International Paper Co.	3,200	114,336
		267,881
TOTAL MATERIALS		2,232,303
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
NTL, Inc. (a)	2,250	76,770
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc. (a)	361,700	1,728,926
SBC Communications, Inc.	133,400	3,408,370
Verizon Communications, Inc.	138,400	5,459,880
		10,673,949
UTILITIES - 0.6%
Electric Utilities - 0.5%
FirstEnergy Corp.	29,800	1,145,810
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	7,100	$ 221,236
Wisconsin Energy Corp.	8,200	237,800
		1,604,846
Gas Utilities - 0.1%
NiSource, Inc.	10,200	193,800
TOTAL UTILITIES		1,798,646
TOTAL COMMON STOCKS (Cost $218,570,890)		215,050,133
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	53,105
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5% pay-in-kind	550	413
TOTAL TELECOMMUNICATION SERVICES		53,518
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	160	169,120
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, 12.5% pay-in-kind	1,273	267,330
NTL Europe, Inc. Series A, 10%	11	33
		267,363
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Series E, 11.125%	826	879,690
TOTAL TELECOMMUNICATION SERVICES		1,147,053
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,316,173
TOTAL PREFERRED STOCKS (Cost $2,069,448)		1,369,691
Corporate Bonds - 16.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 3.375% 4/15/23 (f)	$ 240,000	$ 234,600
Media - 0.2%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (f)	134,000	187,761
Liberty Media Corp. 3.25% 3/15/31	410,000	424,715
		612,476
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	180,000	243,225
TOTAL CONSUMER DISCRETIONARY		1,090,301
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IOS Capital LLC 5% 5/1/07 (f)	205,000	200,388
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09 (f)	200,000	208,500
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	290,000	243,238
CIENA Corp. 3.75% 2/1/08	430,000	361,200
		604,438
Semiconductors & Semiconductor Equipment - 0.2%
Atmel Corp. 0% 5/23/21	530,000	199,386
Micron Technology, Inc. 2.5% 2/1/10 (f)	50,000	60,000
Vitesse Semiconductor Corp. 4% 3/15/05	470,000	441,800
		701,186
TOTAL INFORMATION TECHNOLOGY		1,305,624
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind	17,000	38,250
TOTAL CONVERTIBLE BONDS		2,843,063
Nonconvertible Bonds - 15.1%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	100,000	103,500
ArvinMeritor, Inc. 8.75% 3/1/12	155,000	172,050
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	50,000	56,834
Dana Corp.:
9% 8/15/11	95,000	102,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dana Corp.: - continued
10.125% 3/15/10	$ 190,000	$ 209,000
Lear Corp. 8.11% 5/15/09	40,000	45,800
Stoneridge, Inc. 11.5% 5/1/12	10,000	11,200
United Components, Inc. 9.375% 6/15/13 (f)	50,000	51,500
		752,009
Automobiles - 0.0%
General Motors Corp.:
7.125% 7/15/13	5,000	4,981
8.25% 7/15/23	20,000	19,900
8.375% 7/15/33	25,000	24,928
		49,809
Hotels, Restaurants & Leisure - 1.4%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	215,000	196,725
10.5% 7/15/11 (f)	180,000	180,900
Domino's, Inc. 8.25% 7/1/11 (f)	70,000	71,925
Florida Panthers Holdings, Inc. 9.875% 4/15/09	410,000	440,750
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	66,150
Hilton Hotels Corp.:
7.625% 12/1/12	150,000	163,875
8.25% 2/15/11	195,000	217,425
Horseshoe Gaming LLC 8.625% 5/15/09	275,000	292,875
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)(g)	40,000	34,600
Penn National Gaming, Inc. 8.875% 3/15/10	265,000	280,900
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	90,000	92,700
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	265,000	278,250
7.875% 5/1/12	145,000	158,050
Station Casinos, Inc. 8.375% 2/15/08	205,000	220,375
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	360,000	387,900
Town Sports International, Inc. 9.625% 4/15/11 (f)	100,000	104,750
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	80,000	89,600
8.875% 4/15/11	510,000	601,800
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	60,000	62,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	90,000	89,325
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	290,000	319,000
		4,350,275

	Principal Amount	Value (Note 1)
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	$ 120,000	$ 132,600
D.R. Horton, Inc. 8% 2/1/09	200,000	221,000
KB Home 8.625% 12/15/08	180,000	205,200
Standard Pacific Corp. 9.25% 4/15/12	120,000	132,600
		691,400
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	255,000	283,050
Media - 1.8%
AMC Entertainment, Inc. 9.5% 2/1/11	195,000	201,825
American Media Operations, Inc. 10.25% 5/1/09	20,000	21,550
AOL Time Warner, Inc. 7.625% 4/15/31	50,000	57,705
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	110,000	130,350
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	110,000	63,250
0% 4/1/11 (d)	160,000	104,800
0% 5/15/11 (d)	230,000	115,000
8.625% 4/1/09	335,000	244,550
10% 4/1/09	425,000	327,250
10.75% 10/1/09	385,000	300,300
Cinemark USA, Inc. 9% 2/1/13 (f)	90,000	97,875
Clear Channel Communications, Inc. 7.65% 9/15/10	50,000	60,170
Comcast Corp. 7.05% 3/15/33	30,000	33,319
Corus Entertainment, Inc. 8.75% 3/1/12	260,000	278,850
Cox Communications, Inc. 7.125% 10/1/12	40,000	47,765
CSC Holdings, Inc.:
7.625% 4/1/11	90,000	90,900
7.625% 7/15/18	90,000	89,100
7.875% 2/15/18	35,000	36,225
EchoStar DBS Corp.:
9.125% 1/15/09	400,000	447,000
9.375% 2/1/09	100,000	106,750
10.375% 10/1/07	135,000	149,513
Entravision Communications Corp. 8.125% 3/15/09	275,000	286,688
Houghton Mifflin Co.:
8.25% 2/1/11 (f)	280,000	294,000
9.875% 2/1/13 (f)	110,000	118,800
Lamar Media Corp. 7.25% 1/1/13	80,000	84,400
News America Holdings, Inc. 7.75% 12/1/45	100,000	118,949
Nextmedia Operating, Inc. 10.75% 7/1/11	100,000	112,000
PEI Holdings, Inc. 11% 3/15/10 (f)	165,000	182,325
Penton Media, Inc. 11.875% 10/1/07	40,000	38,000
Radio One, Inc. 8.875% 7/1/11	335,000	371,013
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Regal Cinemas Corp. 9.375% 2/1/12	$ 335,000	$ 370,175
Telewest PLC 11% 10/1/07 (c)	425,000	155,125
Vertis, Inc. 9.75% 4/1/09 (f)	130,000	132,275
Vivendi Universal SA 9.25% 4/15/10 (f)	370,000	418,100
Yell Finance BV 10.75% 8/1/11	25,000	28,313
		5,714,210
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08 unit (f)	170,000	153,000
Specialty Retail - 0.0%
Hollywood Entertainment Corp. 9.625% 3/15/11	70,000	76,300
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (f)	170,000	153,000
Levi Strauss & Co. 12.25% 12/15/12	100,000	83,000
		236,000
TOTAL CONSUMER DISCRETIONARY		12,306,053
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	65,000	74,156
The Great Atlantic & Pacific Tea Co. 9.125% 12/15/11	225,000	210,375
		284,531
Food Products - 0.4%
Central Garden & Pet Co. 9.125% 2/1/13	50,000	53,500
Chiquita Brands International, Inc. 10.56% 3/15/09	130,000	140,400
Corn Products International, Inc.:
8.25% 7/15/07	235,000	263,200
8.45% 8/15/09	50,000	56,375
Dean Foods Co.:
6.625% 5/15/09	50,000	53,250
6.9% 10/15/17	40,000	39,600
8.15% 8/1/07	231,000	256,410
Doane Pet Care Co.:
9.75% 5/15/07	190,000	180,500
10.75% 3/1/10	130,000	141,700
Michael Foods, Inc. 11.75% 4/1/11	20,000	23,000
		1,207,935
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	245,000	238,875

	Principal Amount	Value (Note 1)
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	$ 70,000	$ 74,244
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	10,000	10,018
		84,262
TOTAL CONSUMER STAPLES		1,815,603
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	50,000	55,875
9.625% 12/1/07	110,000	124,300
Key Energy Services, Inc. 8.375% 3/1/08	100,000	108,000
Kinder Morgan, Inc. 6.5% 9/1/12	25,000	28,657
SESI LLC 8.875% 5/15/11	30,000	32,250
		349,082
Oil & Gas - 1.0%
Chesapeake Energy Corp.:
8.125% 4/1/11	75,000	80,625
8.5% 3/15/12	175,000	185,063
Encore Acquisition Co. 8.375% 6/15/12	245,000	262,150
Forest Oil Corp. 8% 12/15/11	120,000	129,000
General Maritime Corp. 10% 3/15/13 (f)	220,000	240,900
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	60,000	69,600
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	50,000	53,500
Petro-Canada yankee 7% 11/15/28	50,000	58,756
Plains All American Pipeline LP 7.75% 10/15/12	120,000	133,800
Plains Exploration & Production Co. LP 8.75% 7/1/12	265,000	283,550
Teekay Shipping Corp. 8.875% 7/15/11	505,000	553,606
The Coastal Corp.:
6.375% 2/1/09	65,000	56,875
6.5% 5/15/06	162,000	151,470
6.5% 6/1/08	75,000	67,125
6.95% 6/1/28	15,000	11,925
7.5% 8/15/06	530,000	511,450
7.75% 6/15/10	230,000	214,475
7.75% 10/15/35	55,000	46,200
9.625% 5/15/12	55,000	55,138
Vintage Petroleum, Inc. 8.25% 5/1/12	90,000	97,875
		3,263,083
TOTAL ENERGY		3,612,165
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - 2.2%
Capital Markets - 0.1%
Amvescap PLC yankee 5.9% 1/15/07	$ 25,000	$ 27,283
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	20,000	22,951
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	145,248
J.P. Morgan Chase & Co. 5.35% 3/1/07	50,000	54,750
Merrill Lynch & Co., Inc. 4% 11/15/07	100,000	103,853
Morgan Stanley:
5.3% 3/1/13	25,000	26,571
6.6% 4/1/12	40,000	46,215
		426,871
Commercial Banks - 0.1%
Bank of America Corp. 4.875% 1/15/13	70,000	73,843
Bank One NA, Chicago 3.7% 1/15/08	50,000	51,990
Fleet Financial Group, Inc. 7.125% 4/15/06	40,000	44,850
Popular North America, Inc. 4.25% 4/1/08	50,000	52,034
		222,717
Consumer Finance - 0.2%
American General Finance Corp.:
2.75% 6/15/08	5,000	4,932
5.875% 7/14/06	95,000	104,825
Capital One Bank:
4.875% 5/15/08	50,000	51,025
6.5% 6/13/13	30,000	29,694
Ford Motor Credit Co. 7.25% 10/25/11	125,000	128,509
General Motors Acceptance Corp.:
4.5% 7/15/06	5,000	5,032
6.125% 2/1/07	5,000	5,225
6.125% 8/28/07	5,000	5,196
6.75% 1/15/06	25,000	26,541
6.875% 9/15/11	60,000	60,200
Household Finance Corp.:
6.375% 10/15/11	15,000	17,056
6.375% 11/27/12	50,000	56,956
7% 5/15/12	5,000	5,918
Household International, Inc. 8.875% 2/15/08	25,000	29,045
MBNA America Bank NA 6.625% 6/15/12	30,000	33,877
MBNA Corp. 7.5% 3/15/12	45,000	53,339
		617,370

	Principal Amount	Value (Note 1)
Diversified Financial Services - 1.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 165,000	$ 153,450
8.25% 7/15/10	325,000	328,250
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	70,000	49,000
Arch Western Finance LLC 6.75% 7/1/13 (f)	255,000	260,100
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	125,000	137,500
CIT Group, Inc. 7.75% 4/2/12	20,000	23,847
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	175,162	136,626
6.9% 1/2/17	47,547	36,136
8.312% 10/2/12	69,183	54,655
8.388% 5/1/22	8,843	6,897
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	30,000	25,200
7.57% 11/18/10	55,000	56,571
7.711% 9/18/11	15,000	12,600
7.779% 11/18/05	70,000	60,200
7.92% 5/18/12	275,000	237,544
10.06% 1/2/16	80,000	62,400
Details Capital Corp. 12.5% 11/15/07 (c)	85,000	850
Deutsche Telekom International Finance BV 8.75% 6/15/30	75,000	95,557
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	230,000	246,100
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	30,000	32,850
FIMEP SA 10.5% 2/15/13 (f)	370,000	414,400
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	30,000	31,500
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	60,000	59,400
Huntsman Advanced Materials LLC:
9.1% 7/15/08 (f)(i)	80,000	80,800
11% 7/15/10 (f)	60,000	62,400
IOS Capital LLC 7.25% 6/30/08	130,000	128,050
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (f)	30,000	30,900
NiSource Finance Corp. 7.875% 11/15/10	80,000	94,456
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	128,622	77,173
7.691% 4/1/17	19,471	15,382
7.95% 9/1/16	18,672	14,937
8.304% 9/1/10	102,729	82,183
Pemex Project Funding Master Trust 7.875% 2/1/09 (i)	100,000	114,250
Petronas Capital Ltd. 7% 5/22/12 (f)	105,000	121,462
Sprint Capital Corp. 6.875% 11/15/28	75,000	75,243
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	$ 135,000	$ 146,813
11% 2/15/13 (f)	275,000	301,125
U.S. Airways pass thru trust certificates 6.85% 7/30/19	57,748	54,283
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	460,000	506,000
Verizon Wireless Capital LLC 5.375% 12/15/06	30,000	32,950
		4,460,040
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	25,000	28,280
Travelers Property Casualty Corp. 6.375% 3/15/33	15,000	16,394
		44,674
Real Estate - 0.3%
Boston Properties, Inc. 6.25% 1/15/13	30,000	32,852
CenterPoint Properties Trust 6.75% 4/1/05	100,000	106,805
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	320,000	342,400
Duke Realty LP New 6.875% 3/15/05	100,000	107,237
EOP Operating LP 7.75% 11/15/07	50,000	58,562
Regency Centers LP 6.75% 1/15/12	45,000	51,146
Senior Housing Properties Trust 8.625% 1/15/12	245,000	259,700
		958,702
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 5.5% 8/1/06	80,000	87,437
Washington Mutual, Inc. 5.625% 1/15/07	50,000	55,110
		142,547
TOTAL FINANCIALS		6,872,921
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8.125% 5/1/12	140,000	149,800
Health Care Providers & Services - 0.5%
AmeriPath, Inc. 10.5% 4/1/13 (f)	390,000	417,300
Fountain View, Inc. 11.25% 4/15/08 (c)	460,000	391,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09	205,000	234,213
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)	40,000	41,100

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.:
5.375% 11/15/06	$ 35,000	$ 33,600
6.375% 12/1/11	70,000	64,750
6.5% 6/1/12	85,000	78,625
7.375% 2/1/13	130,000	125,450
Triad Hospitals, Inc. 8.75% 5/1/09	205,000	219,350
		1,605,388
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10	125,000	137,500
Biovail Corp. yankee 7.875% 4/1/10	320,000	338,400
		475,900
TOTAL HEALTH CARE		2,231,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	395,000	431,538
BE Aerospace, Inc.:
8% 3/1/08	40,000	31,200
8.875% 5/1/11	130,000	101,400
9.5% 11/1/08	150,000	120,000
Raytheon Co. 6.75% 8/15/07	125,000	141,493
Transdigm, Inc. 10.375% 12/1/08	120,000	129,600
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	90,000	90,900
		1,046,131
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	48,308	37,680
7.9% 12/15/09	30,000	23,700
8.3% 12/15/29	190,000	135,850
NWA Trust 10.23% 6/21/14	59,815	47,852
		245,082
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)(g)	50,000	50,000
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.625% 1/1/06	85,000	87,975
7.875% 1/1/09	40,000	41,800
8.875% 4/1/08	390,000	422,175
American Color Graphics, Inc.:
10% 6/15/10 (f)(g)	140,000	140,700
12.75% 8/1/05	210,000	211,050
Browning-Ferris Industries, Inc. 6.375% 1/15/08	220,000	215,600
Danka Business Systems PLC 11% 6/15/10 (f)	180,000	177,300
Pierce Leahy Command Co. yankee 8.125% 5/15/08	55,000	56,788
World Color Press, Inc. 8.375% 11/15/08	30,000	31,500
Worldspan LP 9.625% 6/15/11 (f)	40,000	41,200
		1,426,088
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
6.125% 11/1/08	$ 15,000	$ 15,675
6.375% 10/15/11	235,000	247,925
6.75% 2/15/11	100,000	106,000
		369,600
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	60,000	66,000
Cummins, Inc. 9.5% 12/1/10 (f)	80,000	90,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	55,000	59,400
		215,400
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	170,000	138,550
10.25% 11/15/06 (c)	320,000	252,800
		391,350
Road & Rail - 0.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	290,000	297,250
9.5% 10/1/08	40,000	43,200
TFM SA de CV yankee 11.75% 6/15/09	560,000	569,800
		910,250
TOTAL INDUSTRIALS		4,653,901
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.5%
Motorola, Inc. 6.5% 11/15/28	25,000	25,375
Nortel Networks Corp. 6.125% 2/15/06	145,000	139,925
Qwest Services Corp.:
13.5% 12/15/10 (f)	800,000	904,000
14% 12/15/14 (f)	415,000	483,475
		1,552,775
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09	180,000	194,400
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	10,000	10,925
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (f)	60,000	60,000
Electronic Data Systems Corp. 6% 8/1/13 (f)	35,000	34,173
Iron Mountain, Inc. 8.625% 4/1/13	10,000	10,700
		104,873

	Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	$ 180,000	$ 180,450
7.625% 6/15/13	180,000	180,450
		360,900
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	140,000	158,200
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	130,000	141,700
		299,900
TOTAL INFORMATION TECHNOLOGY		2,523,773
MATERIALS - 1.1%
Chemicals - 0.3%
Avecia Group PLC 11% 7/1/09	340,000	306,000
Compass Minerals Group, Inc. 10% 8/15/11	250,000	277,500
Geon Co. 6.875% 12/15/05	25,000	23,250
Lyondell Chemical Co. 9.875% 5/1/07	80,000	78,000
PolyOne Corp.:
8.875% 5/1/12	120,000	106,800
10.625% 5/15/10 (f)	50,000	48,500
		840,050
Containers & Packaging - 0.4%
BWAY Corp. 10% 10/15/10 (f)	60,000	61,200
Crown Cork & Seal, Inc.:
7.375% 12/15/26	115,000	87,975
8% 4/15/23	80,000	64,000
Crown European Holdings SA 9.5% 3/1/11 (f)	130,000	140,400
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12	145,000	157,325
8.875% 2/15/09	435,000	470,888
Owens-Illinois, Inc.:
7.15% 5/15/05	170,000	172,975
7.5% 5/15/10	70,000	68,600
7.8% 5/15/18	30,000	28,200
8.1% 5/15/07	150,000	153,750
Sealed Air Corp.:
5.625% 7/15/13 (f)	5,000	5,047
6.875% 7/15/33 (f)	15,000	15,290
		1,425,650
Metals & Mining - 0.2%
Falconbridge Ltd. yankee 7.35% 6/5/12	50,000	56,338
Luscar Coal Ltd. 9.75% 10/15/11	125,000	142,500
Phelps Dodge Corp. 9.5% 6/1/31	240,000	287,352
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	230,000	155,825
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	36,750
		678,765
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
Norske Skog Canada Ltd. 8.625% 6/15/11	$ 40,000	$ 41,800
Stone Container Corp.:
8.375% 7/1/12	170,000	180,200
9.75% 2/1/11	205,000	223,450
Weyerhaeuser Co. 6.75% 3/15/12	25,000	28,380
		473,830
TOTAL MATERIALS		3,418,295
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AT&T Corp. 7.8% 11/15/11	25,000	28,578
Citizens Communications Co. 8.5% 5/15/06	45,000	52,192
France Telecom SA:
9.25% 3/1/11 (e)	25,000	31,464
10% 3/1/31 (e)	50,000	69,187
Mobifon Holdings BV 12.5% 7/31/10 (f)	220,000	227,700
NTL, Inc. 19% 1/1/10 (f)	300,000	303,000
Qwest Communications International, Inc. 7.25% 11/1/08	140,000	127,400
Qwest Corp. 8.875% 3/15/12 (f)	310,000	346,425
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	55,000	60,840
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	315,000	88,200
9.875% 2/1/10 (c)	220,000	77,000
11.25% 11/1/08 (c)	260,000	94,250
TELUS Corp. yankee 8% 6/1/11	100,000	115,500
U.S. West Communications:
7.2% 11/10/26	55,000	52,800
7.25% 9/15/25	60,000	56,400
Verizon New York, Inc. 6.875% 4/1/12	50,000	58,858
WorldCom, Inc.:
6.4% 8/15/05 (c)	230,000	69,000
7.5% 5/15/11	435,000	130,500
		1,989,294
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 8.75% 3/1/31	60,000	74,164
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)	70,000	69,650
Crown Castle International Corp.:
9.5% 8/1/11	35,000	36,050
10.75% 8/1/11	110,000	118,250
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)	330,000	367,125
Millicom International Cellular SA 11% 6/1/06 (f)	158,000	156,025

	Principal Amount	Value (Note 1)
Nextel Communications, Inc.:
9.375% 11/15/09	$ 30,000	$ 32,175
9.5% 2/1/11	65,000	72,150
9.75% 10/31/07	625,000	650,000
Rogers Wireless, Inc. 9.625% 5/1/11	320,000	361,600
		1,937,189
TOTAL TELECOMMUNICATION SERVICES		3,926,483
UTILITIES - 2.1%
Electric Utilities - 0.9%
AES Drax Holdings Ltd. 10.41% 12/31/20	315,000	198,450
CMS Energy Corp.:
7.5% 1/15/09	160,000	157,600
8.375% 7/1/03	305,000	305,000
8.9% 7/15/08	30,000	31,200
9.875% 10/15/07	205,000	218,325
Dominion Resources, Inc. 6.25% 6/30/12	35,000	39,627
DTE Energy Co. 7.05% 6/1/11	15,000	17,543
Duke Capital Corp. 6.75% 2/15/32	55,000	55,439
FirstEnergy Corp. 6.45% 11/15/11	65,000	71,328
Illinois Power Co.:
7.5% 6/15/09	60,000	60,600
11.5% 12/15/10 (f)	225,000	256,500
Nevada Power Co. 10.875% 10/15/09	50,000	56,250
Pacific Gas & Electric Co.:
7.05% 3/1/24	55,000	56,100
10% 11/1/05 (f)(i)	430,000	442,900
PG&E Corp. 6.875% 7/15/08 (f)	100,000	103,750
PSI Energy, Inc. 6.65% 6/15/06	75,000	82,457
Public Service Co. of Colorado 7.875% 10/1/12	25,000	31,474
Sierra Pacific Power Co. 8% 6/1/08	205,000	211,150
Southern California Edison Co.:
7.125% 7/15/25	20,000	20,200
7.25% 3/1/26	50,000	50,625
7.625% 1/15/10	120,000	127,800
8% 2/15/07 (f)	230,000	253,000
TECO Energy, Inc. 7% 5/1/12	20,000	19,500
		2,866,818
Gas Utilities - 0.6%
ANR Pipeline, Inc. 8.875% 3/15/10 (f)	70,000	76,650
CMS Panhandle Holding Co. 6.5% 7/15/09	175,000	192,938
Consolidated Natural Gas Co. 6.85% 4/15/11	25,000	29,712
El Paso Energy Corp.:
6.75% 5/15/09	200,000	183,000
6.95% 12/15/07	130,000	121,550
7.375% 12/15/12	10,000	8,950
7.8% 8/1/31	70,000	57,750
8.05% 10/15/30	40,000	34,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Kinder Morgan Energy Partners LP 7.3% 8/15/33	$ 50,000	$ 60,043
Northwest Pipeline Corp.:
6.625% 12/1/07	80,000	82,400
8.125% 3/1/10	70,000	75,600
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	30,000	30,600
8.25% 4/1/10	70,000	83,475
Southern Natural Gas Co.:
7.35% 2/15/31	310,000	313,100
8% 3/1/32	10,000	10,600
8.875% 3/15/10 (f)	90,000	98,550
Tennessee Gas Pipeline Co. 7% 10/15/28	20,000	19,025
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	100,000	100,000
6.25% 1/15/08	215,000	213,925
8.875% 7/15/12	105,000	118,388
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	40,000	39,200
		1,950,056
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.75% 5/15/13 (f)	340,000	353,600
8.875% 2/15/11	46,000	44,850
9.375% 9/15/10	46,000	46,230
9.5% 6/1/09	18,000	18,090
El Paso Corp. 7.875% 6/15/12 (f)	290,000	268,613
Western Resources, Inc.:
7.125% 8/1/09	50,000	50,500
9.75% 5/1/07	180,000	201,600
Williams Companies, Inc.:
6.5% 8/1/06	140,000	137,200
6.75% 1/15/06	180,000	175,950
7.125% 9/1/11	190,000	185,250
7.5% 1/15/31	10,000	9,450
7.625% 7/15/19	180,000	174,600
8.125% 3/15/12	195,000	199,875
9.25% 3/15/04	160,000	164,000
		2,029,808
TOTAL UTILITIES		6,846,682
TOTAL NONCONVERTIBLE BONDS		48,206,964
TOTAL CORPORATE BONDS (Cost $46,748,351)		51,050,027
U.S. Government and Government Agency Obligations - 1.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
2.5% 6/15/08	$ 410,000	$ 408,034
6.25% 2/1/11	130,000	149,919
Federal Home Loan Bank 2.625% 7/15/08	75,000	74,891
Freddie Mac 5.875% 3/21/11	205,000	230,598
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		863,442
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bills, yield at date of purchase 0.78% to 1.1% 7/3/03 to 9/11/03 (h)	900,000	899,601
U.S. Treasury Bonds:
6.25% 5/15/30	395,000	491,744
6.625% 2/15/27	50,000	64,350
8% 11/15/21	364,000	527,331
U.S. Treasury Notes:
1.625% 3/31/05	1,295,000	1,303,903
6.5% 2/15/10	150,000	181,975
TOTAL U.S. TREASURY OBLIGATIONS		3,468,904
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,176,448)		4,332,346
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 2.1%
5% 7/1/18 (g)	1,140,000	1,177,050
5.5% 7/1/33 (g)	500,000	516,719
5.5% 7/1/33 (g)	500,000	516,719
5.5% 7/1/33 (g)	250,000	258,359
5.5% 7/1/33 (g)	100,000	103,344
6% 4/1/13 to 2/1/17	1,089,799	1,138,426
6% 7/1/33 (g)	52,729	54,772
6.5% 4/1/16 to 4/1/33	2,300,533	2,404,507
6.5% 7/1/18 (g)	205,000	216,211
6.5% 7/1/18 (g)	25,000	26,367
7.5% 5/1/24 to 2/1/28	123,128	131,485
TOTAL FANNIE MAE		6,543,959
Freddie Mac - 0.0%
7.5% 8/1/28	24,305	25,974
Government National Mortgage Association - 0.3%
6.5% 8/15/27	229,914	242,243
7% 7/15/28 to 7/15/32	409,118	432,475
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
7.5% 1/15/26 to 8/15/28	$ 205,291	$ 218,491
8.5% 11/15/30	54,844	59,096
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		952,305
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,377,728)		7,522,238
Asset-Backed Securities - 0.1%

DaimlerChrysler Auto Trust Series 2001-A Class A3, 5.16% 1/6/05	62,950	63,442
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	35,000	36,392
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	125,000	136,675
Sears Credit Account Master Trust II Series 2000-1 Class B, 7.5% 11/15/07	50,000	51,016
TOTAL ASSET-BACKED SECURITIES (Cost $273,050)		287,525
Collateralized Mortgage Obligations - 0.1%

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	107,457
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	106,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $182,089)		214,248
Commercial Mortgage Securities - 0.5%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	122,790	133,741
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	83,530	91,200
Class B, 7.48% 2/1/08	80,000	91,633
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,431
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	140,000	147,476
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9752% 4/29/39 (f)(i)	320,000	280,850

	Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(i)	$ 250,000	$ 0
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (i)	45,000	44,381
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)	100,000	99,563
LTC Commercial Mortgage pass thru certificates:
sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	57,929	58,218
Series 1996-1 Class E, 9.16% 4/15/28	500,000	353,535
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	7,481	7,470
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (f)	140,000	157,932
Class E2, 7.224% 11/15/07 (f)	100,000	111,849
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,886,736)		1,594,279
Municipal Securities - 0.0%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $40,000)	40,000	39,335
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic:
5.5% 1/15/13	25,000	26,450
6.875% 4/28/09	50,000	57,525
7.125% 1/11/12	40,000	46,650
Polish Government 6.25% 7/3/12	50,000	57,875
State of Israel 4.625% 6/15/13	30,000	29,456
United Mexican States 4.625% 10/8/08	35,000	35,735
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,879)		253,691
Floating Rate Loans - 0.2%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (i)	355,000	315,950
UTILITIES - 0.1%
Electric Utilities - 0.1%
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (i)	130,000	150,800
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (i)	$ 34,926	$ 35,013
Tranche C term loan 9% 9/30/04 (i)	62,162	62,628
		248,441
TOTAL FLOATING RATE LOANS (Cost $513,602)		564,391
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $39,094,904)	39,094,904	39,094,904
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $321,162,125)		321,372,808
NET OTHER ASSETS - (0.9)%		(2,955,349)
NET ASSETS - 100%		$ 318,417,459
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
59 S&P 500 Index Contracts	Sept. 2003	$ 14,356,175	$ (320,988)

The face value of futures purchased as a percentage of net assets - 4.5%
Swap Agreements
		Notional Amount	Unrealized Appreciation/(Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2007	$ 500,000	$ 13,394
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,872,717 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,601.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	3.8%
AAA,AA,A	0.8%
BBB	1.2%
BB	4.1%
B	7.5%
CCC,CC,C	2.6%
D	0.0%
Not Rated	0.7%
Equities	72.4%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $564,391 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $91,095,567 and $119,644,253, respectively, of which long-term U.S. government and government agency obligations aggregated $14,763,198 and $17,105,993, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,841 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $65,872,000 of which $54,731,000 and $11,141,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $321,162,125) - See accompanying schedule		$ 321,372,808
Cash		29,957
Receivable for investments sold		1,801,361
Receivable for fund shares sold		97,149
Dividends receivable		277,501
Interest receivable		1,091,334
Unrealized gain on swap agreements		13,394
Other receivables		62,476
Total assets		324,745,980

Liabilities
Payable for investments purchased Regular delivery	$ 2,661,036
Delayed delivery	3,108,417
Payable for fund shares redeemed	346,162
Accrued management fee	155,147
Distribution fees payable	1,669
Other payables and accrued expenses	56,090
Total liabilities		6,328,521

Net Assets		$ 318,417,459
Net Assets consist of:
Paid in capital		$ 391,843,265
Undistributed net investment income		5,215,377
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,544,286)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(96,897)
Net Assets		$ 318,417,459

Initial Class: Net Asset Value, offering price and redemption price per share ($306,619,176 ÷ 27,234,090 shares)		$ 11.26

Service Class: Net Asset Value, offering price and redemption price per share ($6,432,493 ÷ 574,633 shares)		$ 11.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,365,790 ÷ 481,311 shares)		$ 11.15

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,787,338
Interest		3,030,487
Total income		4,817,825

Expenses
Management fee	$ 861,712
Transfer agent fees	107,723
Distribution fees	8,684
Accounting fees and expenses	56,653
Non-interested trustees' compensation	597
Custodian fees and expenses	14,398
Audit	23,357
Legal	682
Miscellaneous	21,760
Total expenses before reductions	1,095,566
Expense reductions	(22,796)	1,072,770
Net investment income (loss)		3,745,055
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,243,107)
Foreign currency transactions	(32)
Futures contracts	1,051,082
Total net realized gain (loss)		(7,192,057)
Change in net unrealized appreciation (depreciation) on: Investment securities	38,998,746
Assets and liabilities in foreign currencies	(196)
Futures contracts	(252,804)
Swap agreements	13,394
Total change in net unrealized appreciation (depreciation)		38,759,140
Net gain (loss)		31,567,083
Net increase (decrease) in net assets resulting from operations		$ 35,312,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,745,055	$ 9,879,530
Net realized gain (loss)	(7,192,057)	(13,307,507)
Change in net unrealized appreciation (depreciation)	38,759,140	(59,841,478)
Net increase (decrease) in net assets resulting from operations	35,312,138	(63,269,455)
Distributions to shareholders from net investment income	(8,995,679)	(10,416,607)
Share transactions - net increase (decrease)	(2,345,823)	(45,895,376)
Total increase (decrease) in net assets	23,970,636	(119,581,438)

Net Assets
Beginning of period	294,446,823	414,028,261
End of period (including undistributed net investment income of $5,215,377 and undistributed net investment income of $11,827,058, respectively)	$ 318,417,459	$ 294,446,823
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,255,248	7,523	122,471
Reinvested	904,884	18,903	12,490
Redeemed	(2,453,815)	(46,470)	(49,581)
Net increase (decrease)	(293,683)	(20,044)	85,380

Dollars Sold	$ 13,505,920	$ 81,322	$ 1,286,162
Reinvested	8,695,938	180,711	119,030
Redeemed	(25,232,212)	(475,703)	(506,991)
Net increase (decrease)	$ (3,030,354)	$ (213,670)	$ 898,201

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	2,002,299	59,590	86,311
Reinvested	852,581	19,176	10,444
Redeemed	(7,128,518)	(249,039)	(120,333)
Net increase (decrease)	(4,273,638)	(170,273)	(23,578)

Dollars Sold	$ 22,203,801	$ 701,545	$ 952,932
Reinvested	10,068,980	225,322	122,305
Redeemed	(76,233,884)	(2,697,681)	(1,238,696)
Net increase (decrease)	$ (43,961,103)	$ (1,770,814)	$ (163,459)

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,695,938	$ 180,711	$ 119,030
From net realized gain	-	-	-
Total	$ 8,695,938	$ 180,711	$ 119,030

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Income from Investment Operations
Net investment income (loss) E	.13	.32	.32	.42	.40	.41
Net realized and unrealized gain (loss)	1.12	(2.23)	(1.31)	(2.52)	2.04	2.19
Total from investment operations	1.25	(1.91)	(.99)	(2.10)	2.44	2.60
Distributions from net investment income	(.32)	(.32)	(.39)	(.37)	(.41)	(.34)
Distributions from net realized gain	-	-	(.47)	(1.50)	(.68)	(1.59)
Total distributions	(.32)	(.32)	(.86)	(1.87)	(1.09)	(1.93)
Net asset value, end of period	$ 11.26	$ 10.33	$ 12.56	$ 14.41	$ 18.38	$ 17.03
Total Return B,C,D	12.63%	(15.53)%	(7.39)%	(12.47)%	15.26%	17.57%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A	.73%	.73%	.69%	.71%	.73%
Expenses net of voluntary waivers, if any	.73% A	.73%	.73%	.69%	.71%	.73%
Expenses net of all reductions	.72% A	.69%	.72%	.68%	.70%	.72%
Net investment income (loss)	2.54% A	2.88%	2.55%	2.61%	2.38%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306,619	$ 284,298	$ 399,273	$ 482,165	$ 580,555	$ 528,874
Portfolio turnover rate	67% A	149%	111%	147%	92%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Income from Investment Operations
Net investment income (loss) E	.13	.30	.31	.40	.38	.40
Net realized and unrealized gain (loss)	1.10	(2.20)	(1.32)	(2.50)	2.03	2.14
Total from investment operations	1.23	(1.90)	(1.01)	(2.10)	2.41	2.54
Distributions from net investment income	(.31)	(.30)	(.37)	(.36)	(.41)	(.34)
Distributions from net realized gain	-	-	(.47)	(1.50)	(.68)	(1.59)
Total distributions	(.31)	(.30)	(.84)	(1.86)	(1.09)	(1.93)
Net asset value, end of period	$ 11.19	$ 10.27	$ 12.47	$ 14.32	$ 18.28	$ 16.96
Total Return B,C,D	12.49%	(15.54)%	(7.57)%	(12.54)%	15.13%	17.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A	.84%	.83%	.80%	.82%	.89%
Expenses net of voluntary waivers, if any	.85% A	.84%	.83%	.80%	.82%	.89%
Expenses net of all reductions	.83% A	.80%	.82%	.79%	.81%	.88%
Net investment income (loss)	2.43% A	2.77%	2.44%	2.50%	2.27%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,432	$ 6,105	$ 9,542	$ 12,449	$ 10,825	$ 3,165
Portfolio turnover rate	67% A	149%	111%	147%	92%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.11	.28	.28	.34
Net realized and unrealized gain (loss)	1.12	(2.21)	(1.30)	(1.96)
Total from investment operations	1.23	(1.93)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.29)	(.38)	(.36)
Distributions from net realized gain	-	-	(.47)	(1.50)
Total distributions	(.29)	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 11.15	$ 10.21	$ 12.43	$ 14.30
Total Return B,C,D	12.53%	(15.83)%	(7.66)%	(10.21)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.05% A	1.03%	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.05% A	1.03%	1.00%	.97% A
Expenses net of all reductions	1.04% A	.99%	.99%	.95% A
Net investment income (loss)	2.23% A	2.58%	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,366	$ 4,044	$ 5,213	$ 3,091
Portfolio turnover rate	67% A	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Omnicom Group, Inc.	3.2
Gillette Co.	3.2
BellSouth Corp.	2.9
Merrill Lynch & Co., Inc.	2.8
Morgan Stanley	2.6
14.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	16.6
Consumer Discretionary	13.5
Consumer Staples	10.3
Telecommunication Services	6.1
Industrials	5.2
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	52.2%
Bonds	34.0%
Short-Term Investments and Net Other Assets	13.8%

* Foreign investments	3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	15,100	$ 431,709
Household Durables - 0.0%
Garmin Ltd. (a)	1,700	67,779
Media - 7.8%
Comcast Corp. Class A (special) (a)	43,600	1,256,988
E.W. Scripps Co. Class A	50,300	4,462,616
EchoStar Communications Corp. Class A (a)	222,500	7,702,950
Omnicom Group, Inc.	138,600	9,937,608
Pegasus Communications Corp. Class A (a)	25,600	757,248
		24,117,410
Multiline Retail - 1.7%
Dollar Tree Stores, Inc. (a)	44,100	1,399,293
Kohl's Corp. (a)	75,400	3,874,052
		5,273,345
Specialty Retail - 0.6%
Hollywood Entertainment Corp. (a)	114,200	1,964,240
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	42,400	1,494,600
TOTAL CONSUMER DISCRETIONARY		33,349,083
CONSUMER STAPLES - 9.7%
Beverages - 0.6%
The Coca-Cola Co.	40,800	1,893,528
Food & Staples Retailing - 2.9%
Sysco Corp.	27,500	826,100
Wal-Mart Stores, Inc.	121,300	6,510,171
Walgreen Co.	55,800	1,679,580
		9,015,851
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	62,400	1,697,280
Unilever PLC sponsored ADR	10,400	333,840
		2,031,120
Household Products - 1.7%
Colgate-Palmolive Co.	41,200	2,387,540
Kimberly-Clark Corp.	52,800	2,752,992
		5,140,532
Personal Products - 3.2%
Gillette Co.	306,900	9,777,834
Tobacco - 0.7%
Altria Group, Inc.	45,250	2,056,160
TOTAL CONSUMER STAPLES		29,915,025

	Shares	Value (Note 1)
ENERGY - 1.7%
Oil & Gas - 1.7%
Exxon Mobil Corp.	142,432	$ 5,114,733
FINANCIALS - 12.3%
Capital Markets - 6.7%
Goldman Sachs Group, Inc.	49,300	4,128,875
Merrill Lynch & Co., Inc.	181,700	8,481,756
Morgan Stanley	189,500	8,101,125
		20,711,756
Commercial Banks - 2.9%
Bank One Corp.	30,500	1,133,990
Wells Fargo & Co.	156,200	7,872,480
		9,006,470
Consumer Finance - 0.5%
American Express Co.	33,300	1,392,273
Insurance - 2.0%
Allstate Corp.	42,200	1,504,430
American International Group, Inc.	60,450	3,335,631
PartnerRe Ltd.	19,200	981,312
Travelers Property Casualty Corp. Class B	22,800	359,556
		6,180,929
Real Estate - 0.2%
Equity Office Properties Trust	28,000	756,280
TOTAL FINANCIALS		38,047,708
HEALTH CARE - 4.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	79,800	5,301,912
Health Care Equipment & Supplies - 0.8%
Alcon, Inc.	20,800	950,560
Medtronic, Inc.	33,200	1,592,604
		2,543,164
Pharmaceuticals - 1.6%
Allergan, Inc.	16,500	1,272,150
Pfizer, Inc.	104,900	3,582,335
		4,854,485
TOTAL HEALTH CARE		12,699,561
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	19,500	927,615
Northrop Grumman Corp.	13,900	1,199,431
United Technologies Corp.	10,200	722,466
		2,849,512
Airlines - 0.8%
Continental Airlines, Inc. Class B (a)	95,800	1,434,126
Mesaba Holdings, Inc. (a)	2,493	15,382
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	47,800	$ 539,662
Southwest Airlines Co.	31,200	536,640
		2,525,810
Building Products - 0.3%
American Standard Companies, Inc. (a)	13,700	1,012,841
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	15,600	783,120
Industrial Conglomerates - 2.1%
General Electric Co.	218,800	6,275,184
TOTAL INDUSTRIALS		13,446,467
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	156,000	2,603,640
Nokia Corp. sponsored ADR	4,200	69,006
		2,672,646
Computers & Peripherals - 0.0%
Lexmark International, Inc. Class A (a)	2,400	169,848
IT Services - 0.7%
First Data Corp.	27,500	1,139,600
Paychex, Inc.	39,600	1,160,676
		2,300,276
Software - 2.0%
Microsoft Corp.	238,900	6,118,229
TOTAL INFORMATION TECHNOLOGY		11,260,999
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	400	24,040
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
BellSouth Corp.	338,500	9,014,255
SBC Communications, Inc.	107,870	2,756,079
Verizon Communications, Inc.	94,300	3,720,135
		15,490,469
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	32,100	1,694,238
FPL Group, Inc.	400	26,740
		1,720,978
TOTAL COMMON STOCKS (Cost $148,184,415)		161,069,063
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.5% pay-in-kind	163	$ 122
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	620	63,705
Series M, 11.125%	230	23,518
		87,223
TOTAL PREFERRED STOCKS (Cost $87,442)		87,345
Corporate Bonds - 14.3%
	Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	213,200
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	141,375
TOTAL CONVERTIBLE BONDS		354,575
Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.75% 3/1/12	20,000	22,200
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	150,000	148,547
7.2% 9/1/09	150,000	170,503
Dana Corp.:
6.25% 3/1/04	50,000	50,250
6.5% 3/1/09	30,000	29,100
9% 8/15/11	30,000	32,250
Navistar International Corp. 8% 2/1/08	35,000	34,825
Stoneridge, Inc. 11.5% 5/1/12	15,000	16,800
United Components, Inc. 9.375% 6/15/13 (e)	30,000	30,900
		535,375
Automobiles - 0.1%
General Motors Corp.:
7.125% 7/15/13	30,000	29,884
8.25% 7/15/23	100,000	99,500
8.375% 7/15/33	120,000	119,652
		249,036
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels, Restaurants & Leisure - 0.4%
Alliance Gaming Corp. 10% 8/1/07	$ 100,000	$ 103,500
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	210,000	192,150
10.5% 7/15/11 (e)	130,000	130,650
Domino's, Inc. 8.25% 7/1/11 (e)	40,000	41,100
Florida Panthers Holdings, Inc. 9.875% 4/15/09	25,000	26,875
Friendly Ice Cream Corp. 10.5% 12/1/07	170,000	173,825
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	66,150
Mohegan Tribal Gaming Authority 8.375% 7/1/11	20,000	21,500
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (e)(f)	30,000	25,950
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	40,000	41,400
Premier Parks, Inc. 9.75% 6/15/07	40,000	39,800
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	59,263
Town Sports International, Inc. 9.625% 4/15/11 (e)	40,000	41,900
Tricon Global Restaurants, Inc. 7.65% 5/15/08	40,000	45,200
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	140,938
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	30,000	31,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	99,250
		1,280,651
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.375% 4/15/12	20,000	22,100
D.R. Horton, Inc.:
8% 2/1/09	75,000	82,875
8.5% 4/15/12	20,000	22,400
Juno Lighting, Inc. 11.875% 7/1/09	30,000	32,400
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	25,000	27,000
Lyon William Homes, Inc. 10.75% 4/1/13	95,000	100,700
Ryland Group, Inc.:
8.25% 4/1/08	40,000	41,600
9.125% 6/15/11	185,000	209,975
Standard Pacific Corp. 7.75% 3/15/13	150,000	159,000
		698,050
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	116,400
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	100,000	111,000
Media - 1.5%
AMC Entertainment, Inc.:
9.5% 3/15/09	35,000	35,875
9.875% 2/1/12	35,000	37,450
American Media Operations, Inc. 10.25% 5/1/09	60,000	64,650

	Principal Amount	Value (Note 1)
AOL Time Warner, Inc.:
7.625% 4/15/31	$ 200,000	$ 230,821
7.7% 5/1/32	105,000	122,580
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	650,000	770,250
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (e)	20,000	20,550
Clear Channel Communications, Inc. 7.65% 9/15/10	200,000	240,680
Comcast Corp. 7.05% 3/15/33	150,000	166,597
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	90,000	86,850
Continental Cablevision, Inc. 9% 9/1/08	200,000	248,572
Corus Entertainment, Inc. 8.75% 3/1/12	240,000	257,400
Cox Communications, Inc. 7.125% 10/1/12	195,000	232,856
CSC Holdings, Inc.:
7.875% 2/15/18	75,000	77,625
9.875% 2/15/13	60,000	61,800
Diamond Holdings PLC yankee 9.125% 2/1/08	50,000	46,250
EchoStar DBS Corp. 10.375% 10/1/07	375,000	415,313
Lamar Media Corp. 7.25% 1/1/13 (e)	60,000	63,300
LBI Media, Inc. 10.125% 7/15/12	230,000	253,000
LodgeNet Entertainment Corp. 9.5% 6/15/13	20,000	20,500
News America Holdings, Inc.:
7.375% 10/17/08	200,000	236,249
7.75% 12/1/45	200,000	237,899
Nextmedia Operating, Inc. 10.75% 7/1/11	270,000	302,400
PEI Holdings, Inc. 11% 3/15/10 (e)	40,000	44,200
PRIMEDIA, Inc.:
7.625% 4/1/08	15,000	15,225
8.875% 5/15/11	15,000	15,900
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,300
Rogers Communications, Inc. yankee 8.875% 7/15/07	75,000	77,250
Shaw Communications, Inc. yankee 7.2% 12/15/11	15,000	16,163
Yell Finance BV 0% 8/1/11 (c)	130,000	107,900
		4,517,405
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	120,000	108,000
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 9% 6/15/12	50,000	49,000
Gap, Inc. 10.55% 12/15/08	15,000	18,150
Toys 'R' US, Inc. 7.875% 4/15/13	60,000	64,200
United Auto Group, Inc. 9.625% 3/15/12	90,000	96,300
		227,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	$ 60,000	$ 54,000
Levi Strauss & Co.:
7% 11/1/06	25,000	20,000
11.625% 1/15/08	15,000	12,825
12.25% 12/15/12	25,000	20,750
The William Carter Co. 10.875% 8/15/11	200,000	228,000
		335,575
TOTAL CONSUMER DISCRETIONARY		8,179,142
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	110,000	115,775
Le Natures, Inc. 9% 6/15/13 (e)	40,000	41,300
		157,075
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	195,000	222,468
Rite Aid Corp.:
6% 12/15/05 (e)	35,000	32,900
8.125% 5/1/10 (e)	60,000	62,400
9.5% 2/15/11 (e)	60,000	64,500
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	220,000	205,700
9.125% 12/15/11	75,000	70,125
		658,093
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	175,000	196,000
Del Monte Corp. 9.25% 5/15/11	145,000	158,050
Doane Pet Care Co. 9.75% 5/15/07	125,000	118,750
		472,800
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	20,000	20,300
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (e)	40,000	41,600
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	500,000	538,202
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	35,000	35,061
		573,263
TOTAL CONSUMER STAPLES		1,923,131

	Principal Amount	Value (Note 1)
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	$ 35,000	$ 36,094
Grant Prideco, Inc. 9% 12/15/09	20,000	22,350
Kinder Morgan, Inc. 6.5% 9/1/12	100,000	114,630
Universal Compression, Inc. 7.25% 5/15/10 (e)	175,000	182,875
		355,949
Oil & Gas - 0.6%
Chesapeake Energy Corp. 7.5% 9/15/13 (e)	70,000	74,550
General Maritime Corp. 10% 3/15/13 (e)	125,000	136,875
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	30,000	34,800
Houston Exploration Co. 7% 6/15/13 (e)	30,000	30,975
NGC Corp. 6.75% 12/15/05	50,000	47,250
Nuevo Energy Co.:
9.375% 10/1/10	20,000	21,550
9.5% 6/1/08	18,000	18,855
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	110,000	114,400
Pemex Project Funding Master Trust 6.125% 8/15/08 (e)	400,000	428,000
Plains Exploration & Production Co. LP:
8.75% 7/1/12	60,000	64,200
8.75% 7/1/12 (e)	50,000	53,500
Teekay Shipping Corp. 8.875% 7/15/11	200,000	219,250
Tesoro Petroleum Corp. 8% 4/15/08 (e)	30,000	30,750
The Coastal Corp.:
6.375% 2/1/09	10,000	8,750
6.5% 5/15/06	30,000	28,050
6.5% 6/1/08	25,000	22,375
6.95% 6/1/28	45,000	35,775
7.5% 8/15/06	80,000	77,200
7.75% 6/15/10	45,000	41,963
7.75% 10/15/35	30,000	25,200
Western Oil Sands, Inc. 8.375% 5/1/12	225,000	250,875
		1,765,143
TOTAL ENERGY		2,121,092
FINANCIALS - 4.3%
Capital Markets - 0.7%
Amvescap PLC yankee 6.6% 5/15/05	100,000	107,842
BankAmerica Corp. 5.875% 2/15/09	500,000	568,702
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	170,000	188,046
6.5% 1/15/12	30,000	34,427
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc. 6.6% 1/15/12	$ 410,000	$ 476,412
J.P. Morgan Chase & Co. 5.35% 3/1/07	200,000	218,999
Merrill Lynch & Co., Inc.:
4% 11/15/07	150,000	155,779
6.15% 1/26/06	150,000	165,036
Morgan Stanley:
5.3% 3/1/13	100,000	106,284
6.6% 4/1/12	160,000	184,862
		2,206,389
Commercial Banks - 0.4%
Bank of America Corp. 4.875% 1/15/13	125,000	131,863
Bank One NA, Chicago 3.7% 1/15/08	220,000	228,756
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	156,975
Korea Development Bank 7.375% 9/17/04	160,000	169,849
PNC Funding Corp. 5.75% 8/1/06	155,000	171,018
Popular North America, Inc. 6.125% 10/15/06	220,000	244,896
		1,103,357
Consumer Finance - 1.0%
American General Finance Corp.:
2.75% 6/15/08	20,000	19,726
5.875% 7/14/06	480,000	529,643
AmeriCredit Corp. 9.875% 4/15/06	25,000	23,750
Capital One Bank:
4.875% 5/15/08	125,000	127,564
6.5% 6/13/13	135,000	133,623
Capital One Financial Corp.:
7.25% 12/1/03	120,000	122,400
8.75% 2/1/07	60,000	66,600
Ford Motor Credit Co.:
6.875% 2/1/06	150,000	159,090
7.375% 10/28/09	450,000	471,740
General Motors Acceptance Corp. 7.5% 7/15/05	500,000	535,823
Household Finance Corp.:
6.375% 10/15/11	260,000	295,636
6.375% 11/27/12	50,000	56,956
7% 5/15/12	40,000	47,346
Household International, Inc. 8.875% 2/15/08	125,000	145,225
MBNA Corp.:
6.25% 1/17/07	120,000	131,952
7.5% 3/15/12	175,000	207,431
		3,074,505

	Principal Amount	Value (Note 1)
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 65,000	$ 60,450
6.875% 5/1/29	50,000	42,250
8.25% 7/15/10	160,000	161,600
Alliance Capital Management LP 5.625% 8/15/06	150,000	164,312
Arch Western Finance LLC 6.75% 7/1/13 (e)	125,000	127,500
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	129,600
CIT Group, Inc. 7.75% 4/2/12	150,000	178,853
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	75,000	74,438
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,926	6,024
6.9% 1/2/17	14,264	10,841
7.73% 9/15/12	14,802	11,101
8.321% 11/1/06	10,000	8,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	16,800
7.57% 11/18/10	45,000	46,285
7.779% 1/2/12	308,837	247,070
7.92% 5/18/12	50,000	43,190
Deutsche Telekom International Finance BV 8.75% 6/15/30	250,000	318,523
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	25,000	26,750
FIMEP SA 10.5% 2/15/13 (e)	60,000	67,200
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	140,000	138,600
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	90,000	87,750
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	40,000	41,600
IOS Capital LLC 7.25% 6/30/08	70,000	68,950
Leucadia National Corp. 7% 8/15/13 (e)	80,000	80,200
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	60,000	62,700
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	20,000	20,600
NiSource Finance Corp.:
7.625% 11/15/05	200,000	218,670
7.875% 11/15/10	195,000	230,237
Northern Telecom Capital Corp. 7.875% 6/15/26	45,000	40,950
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	25,212	19,666
7.67% 1/2/15	22,004	18,264
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	180,000	205,650
Petronas Capital Ltd. 7% 5/22/12 (e)	495,000	572,606
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Qwest Capital Funding, Inc.:
5.875% 8/3/04	$ 120,000	$ 115,800
7% 8/3/09	60,000	49,200
7.25% 2/15/11	60,000	48,600
7.625% 8/3/21	45,000	35,550
7.75% 8/15/06	270,000	251,100
7.75% 2/15/31	75,000	58,500
Sprint Capital Corp. 6.875% 11/15/28	295,000	295,954
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	80,000	87,000
11% 2/15/13 (e)	20,000	21,900
U.S. West Capital Funding, Inc. 6.375% 7/15/08	45,000	36,675
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	110,000	121,000
Verizon Wireless Capital LLC 5.375% 12/15/06	140,000	153,768
Western Financial Bank 9.625% 5/15/12	25,000	27,000
		4,849,677
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	80,000	81,200
Principal Life Global Funding I:
5.125% 6/28/07 (e)	100,000	107,559
6.25% 2/15/12 (e)	85,000	96,152
Travelers Property Casualty Corp. 6.375% 3/15/33	70,000	76,506
		361,417
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	125,000	136,882
BRE Properties, Inc. 5.95% 3/15/07	250,000	273,921
CBRE Escrow, Inc. 9.75% 5/15/10 (e)	150,000	159,000
CenterPoint Properties Trust 6.75% 4/1/05	100,000	106,805
EOP Operating LP 6.625% 2/15/05	200,000	213,944
ERP Operating LP 7.1% 6/23/04	200,000	210,121
LNR Property Corp.:
7.625% 7/15/13 (e)	50,000	50,500
10.5% 1/15/09	25,000	26,500
ProLogis 6.7% 4/15/04	55,000	57,434
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	40,800
8.625% 1/15/12	80,000	84,800
		1,360,707

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 5.5% 8/1/06	$ 170,000	$ 185,803
Washington Mutual, Inc. 5.625% 1/15/07	250,000	275,548
		461,351
TOTAL FINANCIALS		13,417,403
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13 (e)	65,000	69,550
PacifiCare Health Systems, Inc. 10.75% 6/1/09	145,000	165,663
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	30,000	30,825
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	76,875
Tenet Healthcare Corp.:
6.375% 12/1/11	45,000	41,625
6.5% 6/1/12	10,000	9,250
7.375% 2/1/13	75,000	72,375
		466,163
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	190,000	209,000
TOTAL HEALTH CARE		675,163
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Aviall, Inc. 7.625% 7/1/11 (e)	65,000	65,325
Esterline Technologies Corp. 7.75% 6/15/13 (e)	20,000	20,700
Raytheon Co. 8.3% 3/1/10	250,000	307,132
		393,157
Airlines - 0.1%
Continental Airlines, Inc. 8% 12/15/05	50,000	44,750
Delta Air Lines, Inc. 7.9% 12/15/09	10,000	7,900
Northwest Airlines, Inc.:
7.875% 3/15/08	255,000	196,350
9.875% 3/15/07	30,000	23,700
		272,700
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	50,375
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)(f)	30,000	30,000
Nortek, Inc.:
9.125% 9/1/07	10,000	10,300
9.25% 3/15/07	20,000	20,550
		111,225
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.625% 1/1/06	30,000	31,050
7.875% 4/15/13	80,000	83,700
9.25% 9/1/12 (e)	60,000	66,300
10% 8/1/09	10,000	10,675
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Color Graphics, Inc. 10% 6/15/10 (e)(f)	$ 80,000	$ 80,400
Mobile Mini, Inc. 9.5% 7/1/13 (e)	70,000	72,450
National Waterworks, Inc. 10.5% 12/1/12	40,000	44,400
		388,975
Construction & Engineering - 0.1%
Shaw Group, Inc. 10.75% 3/15/10 (e)	115,000	115,575
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
5.8% 8/1/06	55,000	56,788
6.375% 2/15/06	65,000	67,763
6.75% 2/15/11	400,000	424,000
7% 6/15/28	35,000	35,350
		583,901
Machinery - 0.2%
Cummins, Inc.:
5.65% 3/1/98	60,000	40,800
9.5% 12/1/10 (e)	50,000	56,250
Dresser, Inc. 9.375% 4/15/11	30,000	30,900
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	183,600
JLG Industries, Inc. 8.25% 5/1/08 (e)	70,000	71,400
Terex Corp.:
8.875% 4/1/08	35,000	36,400
9.25% 7/15/11	150,000	160,500
TriMas Corp. 9.875% 6/15/12 (e)	50,000	51,000
		630,850
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	20,275
11.75% 6/15/09	60,000	61,050
		81,325
TOTAL INDUSTRIALS		2,577,708
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Motorola, Inc. 6.5% 11/15/28	110,000	111,650
Nortel Networks Corp. 6.125% 2/15/06	80,000	77,200
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	25,500
Qwest Services Corp.:
13% 12/15/07 (e)	45,000	49,500
13.5% 12/15/10 (e)	75,000	84,750
14% 12/15/14 (e)	166,000	193,390
		541,990

	Principal Amount	Value (Note 1)
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	$ 85,000	$ 91,800
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 9.75% 2/15/08	60,000	67,800
Ingram Micro, Inc. 9.875% 8/15/08	15,000	16,350
PerkinElmer, Inc. 8.875% 1/15/13	70,000	76,475
Solectron Corp. 7.375% 3/1/06	115,000	114,425
		275,050
IT Services - 0.1%
Digitalnet, Inc. 9% 7/15/10 (e)	40,000	40,000
Electronic Data Systems Corp. 6% 8/1/13 (e)	155,000	151,339
Iron Mountain, Inc. 6.625% 1/1/16	130,000	128,050
Titan Corp. 8% 5/15/11 (e)	60,000	63,300
		382,689
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	70,000	70,175
7.15% 8/1/04	5,000	5,113
7.2% 4/1/16	120,000	114,000
7.625% 6/15/13	70,000	70,175
		259,463
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	100,000	113,000
Amkor Technology, Inc. 7.75% 5/15/13 (e)	50,000	47,250
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	80,000	67,600
		227,850
TOTAL INFORMATION TECHNOLOGY		1,778,842
MATERIALS - 1.0%
Chemicals - 0.2%
Geon Co. 6.875% 12/15/05	15,000	13,950
HMP Equity Holdings Corp. 0% 5/15/08 unit (e)	110,000	55,000
Huntsman International LLC 9.875% 3/1/09 (e)	60,000	62,100
Methanex Corp. yankee 7.75% 8/15/05	155,000	163,525
Millennium America, Inc.:
9.25% 6/15/08	40,000	43,200
9.25% 6/15/08 (e)	30,000	32,400
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	60,000	65,400
PolyOne Corp. 8.875% 5/1/12	65,000	57,850
Resolution Performance Products LLC:
9.5% 4/15/10	65,000	67,925
13.5% 11/15/10	20,000	20,000
		581,350
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (e)	140,000	147,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13 (e)	$ 60,000	$ 64,800
BWAY Corp. 10% 10/15/10 (e)	30,000	30,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (e)	130,000	132,275
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	50,000	52,625
8.25% 5/15/13 (e)	80,000	84,000
8.75% 11/15/12	25,000	27,125
8.875% 2/15/09	185,000	200,263
Owens-Illinois, Inc.:
7.15% 5/15/05	45,000	45,788
7.35% 5/15/08	295,000	290,575
7.5% 5/15/10	20,000	19,600
7.8% 5/15/18	45,000	42,300
Sealed Air Corp.:
5.625% 7/15/13 (e)	30,000	30,283
6.875% 7/15/33 (e)	60,000	61,159
		1,081,393
Metals & Mining - 0.2%
Falconbridge Ltd. yankee 7.35% 6/5/12	200,000	225,352
Peabody Energy Corp. 6.875% 3/15/13 (e)	90,000	94,050
Phelps Dodge Corp. 8.75% 6/1/11	200,000	233,360
Salt Holdings Corp., Inc. 0% 12/15/12 (c)(e)	80,000	54,200
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	36,750
		643,712
Paper & Forest Products - 0.2%
Georgia-Pacific Corp.:
7.375% 12/1/25	10,000	8,800
7.5% 5/15/06	95,000	97,375
8.125% 5/15/11	105,000	107,888
8.875% 5/15/31	5,000	4,900
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	95,000	99,275
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	90,000	93,938
Weyerhaeuser Co. 6.75% 3/15/12	100,000	113,520
		525,696
TOTAL MATERIALS		2,979,151
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T Corp. 7.8% 11/15/11	100,000	114,311
Citizens Communications Co. 8.5% 5/15/06	100,000	115,981
France Telecom SA:
9.25% 3/1/11 (d)	150,000	188,785
10% 3/1/31 (d)	200,000	276,747

	Principal Amount	Value (Note 1)
Qwest Corp. 8.875% 3/15/12 (e)	$ 185,000	$ 206,738
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	95,000	96,900
9.375% 6/1/08	25,000	26,125
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	120,000	132,741
TELUS Corp. yankee 7.5% 6/1/07	310,000	345,650
Triton PCS, Inc.:
8.75% 11/15/11	60,000	59,700
9.375% 2/1/11	280,000	285,600
U.S. West Communications 6.875% 9/15/33	40,000	36,600
Verizon New York, Inc. 6.875% 4/1/12	200,000	235,433
		2,121,311
Wireless Telecommunication Services - 0.4%
American Tower Corp. 9.375% 2/1/09	35,000	35,000
AT&T Wireless Services, Inc. 8.75% 3/1/31	290,000	358,459
Crown Castle International Corp.:
9.375% 8/1/11	55,000	57,063
9.5% 8/1/11	155,000	159,650
10.75% 8/1/11	45,000	48,375
Nextel Communications, Inc.:
9.375% 11/15/09	95,000	101,888
9.5% 2/1/11	50,000	55,500
9.75% 10/31/07	230,000	239,200
9.95% 2/15/08	100,000	105,000
Nextel Partners, Inc. 8.125% 7/1/11 (e)	70,000	69,650
Rogers Wireless, Inc. 9.625% 5/1/11	50,000	56,500
SBA Communications Corp. 10.25% 2/1/09	40,000	36,000
		1,322,285
TOTAL TELECOMMUNICATION SERVICES		3,443,596
UTILITIES - 2.2%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC:
Series A, 10.25% 11/15/07 (e)	68,792	70,856
Series B, 10.25% 11/15/07 (e)(g)	6,204	5,956
7.8% 3/15/11	155,000	128,650
8.75% 4/15/12 (e)	330,000	282,150
CMS Energy Corp.:
8.375% 7/1/03	120,000	120,000
8.5% 4/15/11	85,000	87,975
Detroit Edison Co. 6.125% 10/1/10	165,000	188,404
Dominion Resources, Inc. 6.25% 6/30/12	160,000	181,151
Duke Capital Corp. 6.75% 2/15/32	210,000	211,675
Edison International 6.875% 9/15/04	35,000	35,350
FirstEnergy Corp. 6.45% 11/15/11	145,000	159,117
Illinois Power Co.:
7.5% 6/15/09	150,000	151,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.: - continued
11.5% 12/15/10 (e)	$ 115,000	$ 131,100
Midland Funding Corp. II 11.75% 7/23/05	60,000	64,500
Nevada Power Co. 10.875% 10/15/09	65,000	73,125
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	90,218
Pacific Gas & Electric Co. 6.25% 3/1/04	60,000	60,000
PG&E Corp. 6.875% 7/15/08 (e)	60,000	62,250
Public Service Co. of Colorado 7.875% 10/1/12	115,000	144,781
Southern California Edison Co.:
7.25% 3/1/26	65,000	65,813
8% 2/15/07 (e)	250,000	275,000
TECO Energy, Inc.:
7% 5/1/12	95,000	92,625
10.5% 12/1/07	80,000	92,000
		2,774,196
Gas Utilities - 0.6%
ANR Pipeline, Inc. 9.625% 11/1/21	80,000	94,400
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	83,194
Dynegy Holdings, Inc.:
7.45% 7/15/06	50,000	47,500
8.125% 3/15/05	35,000	33,950
El Paso Energy Corp.:
6.75% 5/15/09	50,000	45,750
6.95% 12/15/07	125,000	116,875
7.375% 12/15/12	5,000	4,475
7.75% 1/15/32	35,000	29,488
7.8% 8/1/31	30,000	24,750
8.05% 10/15/30	225,000	194,625
Kinder Morgan Energy Partners LP 7.3% 8/15/33	250,000	300,215
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	20,000	20,800
7.75% 5/15/13 (e)	20,000	21,200
Sonat, Inc.:
6.625% 2/1/08	65,000	58,175
6.75% 10/1/07	40,000	36,150
6.875% 6/1/05	280,000	271,600
Southern Natural Gas Co. 8.875% 3/15/10 (e)	40,000	43,800
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	213,682
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	20,000	20,000
8.875% 7/15/12	15,000	16,913
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	9,800
		1,687,342

	Principal Amount	Value (Note 1)
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	$ 50,000	$ 46,750
8.5% 11/1/07	29,000	27,115
8.75% 6/15/08	30,000	29,550
8.75% 5/15/13 (e)	170,000	176,800
8.875% 2/15/11	54,000	52,650
9% 5/15/15 (e)	90,000	93,825
9.375% 9/15/10	16,000	16,080
9.5% 6/1/09	14,000	14,070
10% 12/12/05 (e)	30,000	30,750
10.25% 7/15/06	29,000	28,565
El Paso Corp.:
7% 5/15/11	90,000	81,900
7.875% 6/15/12 (e)	35,000	32,419
El Paso Production Holding Co. 7.75% 6/1/13 (e)	180,000	180,225
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	60,000	60,300
9.5% 7/15/13 (e)	50,000	50,375
Western Resources, Inc. 9.75% 5/1/07	90,000	100,800
Williams Companies, Inc.:
6.5% 8/1/06	60,000	58,800
6.75% 1/15/06	70,000	68,425
7.125% 9/1/11	260,000	253,500
7.5% 1/15/31	10,000	9,450
7.625% 7/15/19	105,000	101,850
7.75% 6/15/31	25,000	24,250
7.875% 9/1/21	80,000	78,600
8.125% 3/15/12	380,000	389,500
8.625% 6/1/10	80,000	83,700
8.75% 3/15/32	25,000	26,000
9.25% 3/15/04	55,000	56,375
		2,172,624
TOTAL UTILITIES		6,634,162
TOTAL NONCONVERTIBLE BONDS		43,729,390
TOTAL CORPORATE BONDS (Cost $39,915,614)		44,083,965
U.S. Government and Government Agency Obligations - 5.3%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
2.5% 6/15/08	1,845,000	1,836,153
6.25% 2/1/11	345,000	397,862
7.125% 6/15/10	320,000	395,559
Federal Home Loan Bank:
2.25% 5/15/06	375,000	380,118
2.625% 7/15/08	335,000	334,511
Freddie Mac:
6.25% 7/15/32	166,000	195,320
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
6.625% 9/15/09	$ 475,000	$ 570,084
6.75% 3/15/31	244,000	303,781
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,413,388
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds:
6.25% 5/15/30	3,395,000	4,226,510
6.625% 2/15/27	50,000	64,350
8% 11/15/21	100,000	144,871
U.S. Treasury Notes:
1.625% 3/31/05	1,480,000	1,490,175
4.375% 5/15/07	375,000	407,402
6.5% 2/15/10	2,720,000	3,299,806
6.75% 5/15/05	2,090,000	2,301,694
TOTAL U.S. TREASURY OBLIGATIONS		11,934,808
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,634,830)		16,348,196
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 8.9%
4.5% 7/1/18 (f)	1,500,000	1,530,000
5% 7/1/18 (f)	5,738,000	5,924,485
5.5% 2/1/11 to 11/1/17	345,609	359,373
5.5% 7/1/33 (f)	4,500,000	4,650,469
6% 4/1/09 to 1/1/29	3,900,611	4,071,981
6% 7/1/33	467,714	485,838
6.5% 9/1/16 to 8/1/32	6,966,205	7,275,805
6.5% 7/1/18 (f)	1,725,000	1,819,336
7% 12/1/24 to 2/1/28	337,165	356,682
7.5% 10/1/26 to 8/1/28	981,316	1,044,887
TOTAL FANNIE MAE		27,518,856
Freddie Mac - 0.0%
7.5% 1/1/27	79,081	84,418
Government National Mortgage Association - 2.2%
6% 7/1/33 (f)	1,999,993	2,094,368
6.5% 10/15/27 to 8/15/32	2,427,243	2,551,238
7% 1/15/28 to 7/15/32	1,612,083	1,702,970
7.5% 6/15/27 to 3/15/28	313,568	333,635
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,682,211
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,817,774)		34,285,485
Asset-Backed Securities - 1.2%
	Principal Amount	Value (Note 1)
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	$ 200,000	$ 208,300
Series 2001-6 Class B, 1.53% 12/15/08 (g)	200,000	200,576
Capital One Master Trust:
Series 2001-3A Class A, 5.45% 3/16/09	400,000	432,263
Series 2001-4 Class B, 1.55% 4/16/07 (g)	200,000	199,272
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	430,000	452,010
Class CTFS, 5.06% 2/15/08	45,602	46,927
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	600,000	662,763
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	90,000	93,579
Series 2001-C Class B, 5.54% 12/15/05	100,000	103,467
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	131,270	133,108
Class A4, 5.09% 10/18/06	145,000	149,336
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	220,374
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	200,000	204,062
Series 2000-2 Class A, 6.75% 9/16/09	365,000	403,772
Series 2001-2 Class B, 1.47% 6/16/08 (g)	200,000	199,563
TOTAL ASSET-BACKED SECURITIES (Cost $3,501,911)		3,709,372
Commercial Mortgage Securities - 0.9%

CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	500,000	609,121
Series 1997-C2 Class D, 7.27% 1/17/35	105,000	118,288
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	611,381
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	120,000	118,348
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	128,037
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	272,320
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	$ 110,000	$ 109,519
Class C, 4.13% 11/20/37 (e)	110,000	106,055
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	500,000	567,886
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,305,396)		2,640,955
Municipal Securities - 0.0%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $170,000)	170,000	167,173
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.5% 1/15/13	150,000	158,700
6.875% 4/28/09	150,000	172,575
7.125% 1/11/12	160,000	186,600
Polish Government 6.25% 7/3/12	225,000	260,438
State of Israel 4.625% 6/15/13	145,000	142,372
United Mexican States 4.625% 10/8/08	150,000	153,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $973,697)		1,073,835
Money Market Funds - 20.9%
Shares
Fidelity Cash Central Fund, 1.18% (b) (Cost $64,403,295)	64,403,295	64,403,295
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $308,994,374)	327,868,684
NET OTHER ASSETS - (6.2)%	(19,085,290)
NET ASSETS - 100%	$ 308,783,394
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 2,830,000	$ 80,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,031,005 or 2.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	16.4%
AAA,AA,A	4.9
BBB	4.5
BB	2.5
B	3.9
CCC,CC,C	0.9
Equities	52.2
Short-Term Investments and Net Other Assets	14.7
Total	100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $142,661,369 and $145,757,929, respectively, of which long-term U.S. government and government agency obligations aggregated $87,008,475 and $92,966,760, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,303 for the period.
Income Tax Information
At December 31, 2002 the fund had a capital loss carryforward of approximately $22,278,000 of which $1,350,000, $11,276,000 and $9,652,000 will expire on December 31, 2008, 2009, 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $308,994,374) - See accompanying schedule		$ 327,868,684
Cash		186,954
Receivable for investments sold		381,505
Receivable for fund shares sold		458,486
Dividends receivable		177,885
Interest receivable		1,174,468
Unrealized gain on swap agreements		80,592
Total assets		330,328,574

Liabilities
Payable for investments purchased Regular delivery	$ 4,418,172
Delayed delivery	16,727,911
Payable for fund shares redeemed	215,471
Accrued management fee	110,779
Distribution fees payable	6,712
Other payables and accrued expenses	66,135
Total liabilities		21,545,180

Net Assets		$ 308,783,394
Net Assets consist of:
Paid in capital		$ 308,790,922
Undistributed net investment income		3,636,661
Accumulated undistributed net realized gain (loss) on investments		(22,599,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,955,336
Net Assets		$ 308,783,394
Initial Class: Net Asset Value, offering price and redemption price per share ($263,865,568 ÷ 20,339,756 shares)		$ 12.97
Service Class: Net Asset Value, offering price and redemption price per share ($21,108,166 ÷ 1,633,558 shares)		$ 12.92
Service Class 2: Net Asset Value, offering price and redemption price per share ($23,809,660 ÷ 1,850,029 shares)		$ 12.87

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,220,154
Interest		3,098,120
Total income		4,318,274

Expenses
Management fee	$ 609,270
Transfer agent fees	100,262
Distribution fees	35,839
Accounting fees and expenses	55,145
Non-interested trustees' compensation	564
Custodian fees and expenses	14,463
Audit	28,573
Legal	363
Miscellaneous	42,278
Total expenses before reductions	886,757
Expense reductions	(7,991)	878,766
Net investment income (loss)		3,439,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,000,975
Swap agreements	8,186
Total net realized gain (loss)		1,009,161
Change in net unrealized appreciation (depreciation) on: Investment securities	22,250,556
Assets and liabilities in foreign currencies	114
Swap agreements	80,592
Total change in net unrealized appreciation (depreciation)		22,331,262
Net gain (loss)		23,340,423
Net increase (decrease) in net assets resulting from operations		$ 26,779,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003	Year ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2002
Operations
Net investment income (loss)	$ 3,439,508	$ 8,209,006
Net realized gain (loss)	1,009,161	(9,031,439)
Change in net unrealized appreciation (depreciation)	22,331,262	(27,890,095)
Net increase (decrease) in net assets resulting from operations	26,779,931	(28,712,528)
Distributions to shareholders from net investment income	(7,974,845)	(8,837,001)
Share transactions - net increase (decrease)	16,318,448	4,349,125
Total increase (decrease) in net assets	35,123,534	(33,200,404)

Net Assets
Beginning of period	273,659,860	306,860,264
End of period (including undistributed net investment income of $3,636,661 and undistributed net investment income of $8,300,210, respectively)	$ 308,783,394	$ 273,659,860
Other Information:
Share Transactions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,065,200	43,828	452,474
Reinvested	599,512	50,167	45,486
Redeemed	(1,656,108)	(113,689)	(189,528)
Net increase (decrease)	1,008,604	(19,694)	308,432

Dollars Sold	$ 25,985,865	$ 529,502	$ 5,561,138
Reinvested	6,882,396	573,909	518,540
Redeemed	(20,018,237)	(1,377,975)	(2,336,690)
Net increase (decrease)	$ 12,850,024	$ (274,564)	$ 3,742,988

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	3,458,033	233,061	650,930
Reinvested	586,697	54,643	37,261
Redeemed	(4,004,430)	(497,329)	(380,772)
Net increase (decrease)	40,300	(209,625)	307,419

Dollars Sold	$ 44,057,181	$ 3,005,489	$ 8,292,512
Reinvested	7,644,656	709,812	482,533
Redeemed	(49,132,561)	(6,145,338)	(4,565,159)
Net increase (decrease)	$ 2,569,276	$ (2,430,037)	$ 4,209,886

Distributions	Six months ended June 30, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Income from Investment Operations
Net investment income (loss) E	.15	.36	.42	.48	.45	.44
Net realized and unrealized gain (loss)	1.02	(1.53)	(.63)	(1.15)	.24	2.00
Total from investment operations	1.17	(1.17)	(.21)	(.67)	.69	2.44
Distributions from net investment income	(.36)	(.39)	(.52)	(.48)	(.37)	(.36)
Distributions from net realized gain	-	-	-	(.35)	(.43)	(.55)
Distributions in excess of net realized gain	-	-	-	(.05)	-	-
Total distributions	(.36)	(.39)	(.52)	(.88)	(.80)	(.91)
Net asset value, end of period	$ 12.97	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11
Total Return B,C,D	10.01%	(8.72)%	(1.58)%	(4.30)%	4.55%	17.64%
Ratios to Average Net AssetsF
Expenses before expense reductions	.60% A	.57%	.57%	.58%	.57%	.59%
Expenses net of voluntary waivers, if any	.60% A	.57%	.57%	.58%	.57%	.59%
Expenses net of all reductions	.60% A	.55%	.55%	.56%	.55%	.58%
Net investment income (loss)	2.47% A	2.84%	3.11%	3.18%	2.87%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,866	$ 235,064	$ 264,608	$ 250,802	$ 325,371	$ 307,681
Portfolio turnover rate	113% A	134%	126%	126%	108%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Income from Investment Operations
Net investment income (loss)E	.15	.34	.41	.46	.43	.41
Net realized and unrealized gain (loss)	1.01	(1.51)	(.64)	(1.14)	.24	1.98
Total from investment operations	1.16	(1.17)	(.23)	(.68)	.67	2.39
Distributions from net investment income	(.35)	(.38)	(.50)	(.47)	(.37)	(.36)
Distributions from net realized gain	-	-	-	(.35)	(.43)	(.55)
Distributions in excess of net realized gain	-	-	-	(.05)	-	-
Total distributions	(.35)	(.38)	(.50)	(.87)	(.80)	(.91)
Net asset value, end of period	$ 12.92	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07
Total ReturnB,C,D	9.95%	(8.75)%	(1.72)%	(4.38)%	4.43%	17.27%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A	.67%	.67%	.68%	.67%	.70%
Expenses net of voluntary waivers, if any	.71%A	.67%	.67%	.68%	.67%	.70%
Expenses net of all reductions	.70%A	.65%	.65%	.66%	.66%	.69%
Net investment income (loss)	2.37%A	2.74%	3.01%	3.08%	2.77%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,108	$ 20,019	$ 25,455	$ 27,563	$ 27,054	$ 9,562
Portfolio turnover rate	113%A	134%	126%	126%	108%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss)E	.13	.32	.38	.40
Net realized and unrealized gain (loss)	1.02	(1.51)	(.63)	(.75)
Total from investment operations	1.15	(1.19)	(.25)	(.35)
Distributions from net investment income	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.87	$ 12.05	$ 13.61	$ 14.37
Total ReturnB,C,D	9.90%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.86%A	.83%	.83%	.85%A
Expenses net of voluntary waivers, if any	.86%A	.83%	.83%	.85%A
Expenses net of all reductions	.86%A	.81%	.81%	.83%A
Net investment income (loss)	2.22%A	2.58%	2.85%	2.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,810	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	113%A	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Omnicom Group, Inc.	5.4
EchoStar Communications Corp. Class A	5.4
Gillette Co.	5.1
BellSouth Corp.	4.7
Merrill Lynch & Co., Inc.	4.5
25.1
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	19.8
Consumer Discretionary	18.9
Consumer Staples	15.4
Telecommunication Services	8.1
Industrials	7.0
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	85.2%
Short-Term Investments and Net Other Assets	14.8%

* Foreign investments	1.0%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.9%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit	96,100	$ 2,747,499
Household Durables - 0.0%
Garmin Ltd. (a)	11,010	438,969
Media - 14.2%
Comcast Corp. Class A (special) (a)	283,000	8,158,890
E.W. Scripps Co. Class A	326,600	28,975,952
EchoStar Communications Corp. Class A (a)	1,918,800	66,428,856
Omnicom Group, Inc.	935,600	67,082,519
Pegasus Communications Corp. Class A (a)	142,909	4,227,248
		174,873,465
Multiline Retail - 2.8%
Dollar Tree Stores, Inc. (a)	286,300	9,084,299
Kohl's Corp. (a)	487,000	25,022,060
		34,106,359
Specialty Retail - 1.0%
Hollywood Entertainment Corp. (a)	698,800	12,019,360
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	249,800	8,805,450
TOTAL CONSUMER DISCRETIONARY		232,991,102
CONSUMER STAPLES - 15.4%
Beverages - 1.0%
The Coca-Cola Co.	261,800	12,150,138
Food & Staples Retailing - 4.7%
Sysco Corp.	164,700	4,947,588
Wal-Mart Stores, Inc.	783,600	42,055,812
Walgreen Co.	358,000	10,775,800
		57,779,200
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	384,200	10,450,240
Household Products - 2.7%
Colgate-Palmolive Co.	264,000	15,298,800
Kimberly-Clark Corp.	342,400	17,852,736
		33,151,536
Personal Products - 5.1%
Gillette Co.	1,982,100	63,149,706
Tobacco - 1.1%
Altria Group, Inc.	284,460	12,925,862
TOTAL CONSUMER STAPLES		189,606,682
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	919,956	33,035,620

	Shares	Value (Note 1)
FINANCIALS - 19.8%
Capital Markets - 10.9%
Goldman Sachs Group, Inc.	319,600	$ 26,766,500
Merrill Lynch & Co., Inc.	1,178,600	55,017,048
Morgan Stanley	1,229,200	52,548,300
		134,331,848
Commercial Banks - 4.7%
Bank One Corp.	180,300	6,703,554
Wells Fargo & Co.	1,008,600	50,833,440
		57,536,994
Consumer Finance - 0.7%
American Express Co.	216,000	9,030,960
Insurance - 3.1%
Allstate Corp.	263,200	9,383,080
American International Group, Inc.	390,405	21,542,548
PartnerRe Ltd.	111,600	5,703,876
Travelers Property Casualty Corp. Class B	141,300	2,228,301
		38,857,805
Real Estate - 0.4%
Equity Office Properties Trust	165,800	4,478,258
TOTAL FINANCIALS		244,235,865
HEALTH CARE - 6.6%
Biotechnology - 2.8%
Amgen, Inc. (a)	514,800	34,203,312
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	1	17
Alcon, Inc.	124,300	5,680,510
Medtronic, Inc.	207,300	9,944,181
		15,624,708
Pharmaceuticals - 2.5%
Allergan, Inc.	98,500	7,594,350
Pfizer, Inc.	680,700	23,245,905
		30,840,255
TOTAL HEALTH CARE		80,668,275
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	115,500	5,494,335
Northrop Grumman Corp.	83,100	7,170,699
United Technologies Corp.	58,500	4,143,555
		16,808,589
Airlines - 1.5%
Continental Airlines, Inc. Class B (a)	619,600	9,275,412
Mesaba Holdings, Inc. (a)	435,200	2,685,184
Northwest Airlines Corp. (a)	320,000	3,612,800
Southwest Airlines Co.	179,500	3,087,400
		18,660,796
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.5%
American Standard Companies, Inc. (a)	81,100	$ 5,995,723
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	92,400	4,638,480
Industrial Conglomerates - 3.3%
General Electric Co.	1,413,000	40,524,840
TOTAL INDUSTRIALS		86,628,428
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,001,100	16,708,359
Nokia Corp. sponsored ADR	27,900	458,397
		17,166,756
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	14,000	990,780
IT Services - 1.1%
First Data Corp.	178,400	7,392,896
Paychex, Inc.	237,719	6,967,544
		14,360,440
Software - 3.2%
Microsoft Corp.	1,542,800	39,511,108
TOTAL INFORMATION TECHNOLOGY		72,029,084
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	2,300	138,230
Containers & Packaging - 0.0%
Ball Corp.	6	273
TOTAL MATERIALS		138,503
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 8.1%
BellSouth Corp.	2,196,500	58,492,795
SBC Communications, Inc.	699,630	17,875,547
Verizon Communications, Inc.	609,300	24,036,885
		100,405,227
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	208,300	10,994,074
FPL Group, Inc.	2,800	187,180
		11,181,254
TOTAL COMMON STOCKS (Cost $1,048,508,646)		1,050,920,040
Money Market Funds - 15.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.18% (b)	181,397,127	$ 181,397,127
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	10,672,000	10,672,000
TOTAL MONEY MARKET FUNDS (Cost $192,069,127)		192,069,127
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,240,577,773)		1,242,989,167
NET OTHER ASSETS - (0.8)%		(9,292,248)
NET ASSETS - 100%		$ 1,233,696,919
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,073,299 and $166,276,369, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25,413 for the period.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $156,531,000 of which $49,149,000 and $107,382,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,977,470) (cost $1,240,577,773) - See accompanying schedule		$ 1,242,989,167
Receivable for fund shares sold		928,994
Dividends receivable		1,089,737
Interest receivable		168,917
Other receivables		2,876
Total assets		1,245,179,691

Liabilities
Payable for fund shares redeemed	$ 143,168
Accrued management fee	496,589
Distribution fees payable	69,228
Other payables and accrued expenses	101,787
Collateral on securities loaned, at value	10,672,000
Total liabilities		11,482,772

Net Assets		$ 1,233,696,919
Net Assets consist of:
Paid in capital		$ 1,380,963,197
Undistributed net investment income		5,982,042
Accumulated undistributed net realized gain (loss) on investments		(155,659,714)
Net unrealized appreciation (depreciation) on investments		2,411,394
Net Assets		$ 1,233,696,919
Initial Class: Net Asset Value, offering price and redemption price per share ($718,184,532 ÷ 59,614,721 shares)		$ 12.05

Service Class: Net Asset Value, offering price and redemption price per share ($297,131,341 ÷ 24,799,252 shares)		$ 11.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($218,381,046 ÷ 18,341,629 shares)		$ 11.91

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 7,482,890
Interest		1,671,994
Security lending		6,583
Total income		9,161,467

Expenses
Management fee	$ 2,624,216
Transfer agent fees	379,811
Distribution fees	344,563
Accounting and security lending fees	137,721
Non-interested trustees' compensation	2,155
Custodian fees and expenses	9,255
Audit	16,966
Legal	1,868
Miscellaneous	138,549
Total expenses before reductions	3,655,104
Expense reductions	(12,064)	3,643,040
Net investment income (loss)		5,518,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,634,501
Change in net unrealized appreciation (depreciation) on investment securities		118,233,941
Net gain (loss)		122,868,442
Net increase (decrease) in net assets resulting from operations		$ 128,386,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Prodcuts: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,518,427	$ 14,033,270
Net realized gain (loss)	4,634,501	(105,954,322)
Change in net unrealized appreciation (depreciation)	118,233,941	(123,219,077)
Net increase (decrease) in net assets resulting from operations	128,386,869	(215,140,129)
Distributions to shareholders from net investment income	(12,772,749)	(15,060,404)
Share transactions - net increase (decrease)	88,909,313	8,584,266
Total increase (decrease) in net assets	204,523,433	(221,616,267)

Net Assets
Beginning of period	1,029,173,486	1,250,789,753
End of period (including undistributed net investment income of $5,982,042 and undistributed net investment income of $13,960,647, respectively)	$ 1,233,696,919	$ 1,029,173,486
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	4,737,097	2,013,931	5,709,430
Reinvested	791,445	298,276	164,516
Redeemed	(4,665,824)	(680,760)	(664,236)
Net increase (decrease)	862,718	1,631,447	5,209,710

Dollars Sold	$ 54,406,937	$ 22,704,364	$ 63,949,398
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(50,412,458)	(7,259,374)	(7,252,303)
Net increase (decrease)	$ 12,075,135	$ 18,475,469	$ 58,358,709

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	5,547,232	3,741,835	8,546,664
Reinvested	858,112	262,919	83,941
Redeemed	(15,376,984)	(2,273,174)	(1,333,545)
Net increase (decrease)	(8,971,640)	1,731,580	7,297,060

Dollars Sold	$ 65,703,944	$ 44,246,058	$ 98,819,591
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(175,367,574)	(25,009,314)	(14,868,843)
Net increase (decrease)	$ (98,920,062)	$ 22,512,709	$ 84,991,619

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614
From net realized gain	-	-	-
Total	$ 8,080,656	$ 3,030,479	$ 1,661,614

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.06	.15	.18	.20	.18	.15
Net realized and unrealized gain (loss)	1.27	(2.32)	(1.45)	(.81)	1.27	3.54
Total from investment operations	1.33	(2.17)	(1.27)	(.61)	1.45	3.69
Distributions from net investment income	(.14)	(.16)	(.19)	(.19)	(.10)	-
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)	(.07)
Total distributions	(.14)	(.16)	(.80)	(1.43)	(.30)	(.07)
Net asset value, end of period	$ 12.05	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15
Total Return B,C,D	12.48%	(16.61)%	(8.75)%	(3.62)%	9.17%	29.59%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.59%	.58%	.58%	.60%	.61%
Expenses net of voluntary waivers, if any	.61% A	.59%	.58%	.58%	.60%	.61%
Expenses net of all reductions	.61% A	.58%	.56%	.57%	.59%	.60%
Net investment income (loss)	1.08% A	1.30%	1.34%	1.26%	1.08%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 718,185	$ 638,124	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806
Portfolio turnover rate	35% A	43%	58%	72%	58%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.18	.16	.15
Net realized and unrealized gain (loss)	1.26	(2.31)	(1.44)	(.80)	1.27	3.50
Total from investment operations	1.31	(2.17)	(1.28)	(.62)	1.43	3.65
Distributions from net investment income	(.13)	(.15)	(.18)	(.19)	(.10)	-
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)	(.07)
Total distributions	(.13)	(.15)	(.79)	(1.43)	(.30)	(.07)
Net asset value, end of period	$ 11.98	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11
Total Return B,C,D	12.35%	(16.69)%	(8.85)%	(3.69)%	9.06%	29.27%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A	.69%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.71% A	.69%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.71% A	.68%	.66%	.68%	.69%	.70%
Net investment income (loss)	.98% A	1.20%	1.24%	1.16%	.98%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,131	$ 250,160	$ 281,194	$ 212,994	$ 95,600	$ 18,375
Portfolio turnover rate	35% A	43%	58%	72%	58%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.05	.12	.14	.15
Net realized and unrealized gain (loss)	1.25	(2.30)	(1.44)	(.49)
Total from investment operations	1.30	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(1.24)
Total distributions	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.91	$ 10.73	$ 13.07	$ 15.17
Total Return B,C,D	12.32%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A	.85%	.84%	.85% A
Expenses net of voluntary waivers, if any	.86% A	.85%	.84%	.85% A
Expenses net of all reductions	.86% A	.84%	.82%	.84% A
Net investment income (loss)	.83% A	1.05%	1.08%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,381	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	35% A	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Gillette Co.	3.6
Microsoft Corp.	3.4
Pfizer, Inc.	3.1
The Coca-Cola Co.	2.9
Citigroup, Inc.	2.9
15.9
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	17.1
Health Care	16.7
Consumer Discretionary	16.3
Financials	12.7
Consumer Staples	11.1
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	97.2%
Short-Term Investments and Net Other Assets	2.8%

* Foreign investments	5.7%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	21,300	$ 404,274
Hilton Hotels Corp.	59,200	757,168
Mandalay Resort Group	21,500	684,775
Panera Bread Co. Class A (a)	31,100	1,244,000
Starwood Hotels & Resorts Worldwide, Inc. unit	102,500	2,930,475
		6,020,692
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	104,000	3,794,960
Media - 12.1%
AOL Time Warner, Inc. (a)	816,500	13,137,485
Cablevision Systems Corp. - NY Group Class A (a)	63,100	1,309,956
Clear Channel Communications, Inc. (a)	111,500	4,726,485
Comcast Corp.:
Class A (a)	24,359	735,155
Class A (special) (a)	295,500	8,519,265
Fox Entertainment Group, Inc. Class A (a)	433,400	12,473,252
General Motors Corp. Class H (a)	85,100	1,090,131
Interpublic Group of Companies, Inc.	63,100	844,278
Liberty Media Corp. Class A (a)	335,800	3,881,848
McGraw-Hill Companies, Inc.	6,400	396,800
Meredith Corp.	69,700	3,066,800
News Corp. Ltd. ADR	164,800	4,988,496
Omnicom Group, Inc.	73,300	5,255,610
Univision Communications, Inc. Class A (a)	169,700	5,158,880
Viacom, Inc. Class B (non-vtg.) (a)	322,820	14,094,321
Walt Disney Co.	85,600	1,690,600
		81,369,362
Multiline Retail - 0.1%
Dollar General Corp.	21,000	383,460
Kohl's Corp. (a)	10,600	544,628
		928,088
Specialty Retail - 1.8%
Home Depot, Inc.	231,100	7,654,032
Lowe's Companies, Inc.	16,600	712,970
Staples, Inc. (a)	225,900	4,145,265
		12,512,267
Textiles Apparel & Luxury Goods - 0.8%
Adidas-Salomon AG	16,087	1,379,376
Coach, Inc. (a)	26,800	1,333,032
NIKE, Inc. Class B	47,100	2,519,379
		5,231,787
TOTAL CONSUMER DISCRETIONARY		109,857,156

	Shares	Value (Note 1)
CONSUMER STAPLES - 11.1%
Beverages - 3.3%
PepsiCo, Inc.	52,900	$ 2,354,050
The Coca-Cola Co.	422,100	19,589,661
		21,943,711
Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (a)	35,900	1,313,940
Sysco Corp.	43,000	1,291,720
Wal-Mart Stores, Inc.	119,900	6,435,033
		9,040,693
Food Products - 1.7%
Dean Foods Co. (a)	142,500	4,488,750
Kraft Foods, Inc. Class A	68,400	2,226,420
The J.M. Smucker Co.	80,078	3,194,311
Tyson Foods, Inc. Class A	155,800	1,654,596
		11,564,077
Household Products - 0.4%
Colgate-Palmolive Co.	26,900	1,558,855
Procter & Gamble Co.	10,820	964,928
		2,523,783
Personal Products - 3.8%
Avon Products, Inc.	23,222	1,444,408
Gillette Co.	758,870	24,177,597
		25,622,005
Tobacco - 0.6%
Altria Group, Inc.	90,320	4,104,141
TOTAL CONSUMER STAPLES		74,798,410
ENERGY - 6.0%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	88,100	2,957,517
Cooper Cameron Corp. (a)	38,500	1,939,630
Helmerich & Payne, Inc.	25,200	735,840
Schlumberger Ltd. (NY Shares)	265,900	12,648,863
		18,281,850
Oil & Gas - 3.3%
BP PLC sponsored ADR	171,290	7,197,606
ChevronTexaco Corp.	21,000	1,516,200
ConocoPhillips	53,530	2,933,444
Exxon Mobil Corp.	301,400	10,823,274
		22,470,524
TOTAL ENERGY		40,752,374
FINANCIALS - 12.7%
Capital Markets - 4.2%
Bank of New York Co., Inc.	15,700	451,375
Charles Schwab Corp.	119,100	1,201,719
Goldman Sachs Group, Inc.	53,500	4,480,625
Janus Capital Group, Inc.	81,500	1,336,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	10,700	$ 711,336
Merrill Lynch & Co., Inc.	250,300	11,684,004
Morgan Stanley	192,000	8,208,000
		28,073,659
Commercial Banks - 0.6%
Bank of America Corp.	38,100	3,011,043
Bank One Corp.	33,700	1,252,966
		4,264,009
Consumer Finance - 1.5%
American Express Co.	213,800	8,938,978
SLM Corp.	31,200	1,222,104
		10,161,082
Diversified Financial Services - 2.9%
Citigroup, Inc.	452,507	19,367,300
Insurance - 1.9%
American International Group, Inc.	202,062	11,149,781
Travelers Property Casualty Corp.:
Class A	65,709	1,044,773
Class B	60,423	952,871
		13,147,425
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	70,000	4,720,800
Freddie Mac	116,900	5,935,013
		10,655,813
TOTAL FINANCIALS		85,669,288
HEALTH CARE - 16.7%
Biotechnology - 0.7%
Celgene Corp. (a)	48,900	1,486,560
CV Therapeutics, Inc. (a)	16,000	474,560
Genentech, Inc. (a)	21,300	1,536,156
IDEC Pharmaceuticals Corp. (a)	26,700	907,800
Vertex Pharmaceuticals, Inc. (a)	28,000	408,800
		4,813,876
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	98,400	4,496,880
Bausch & Lomb, Inc.	48,000	1,800,000
Beckman Coulter, Inc.	42,500	1,727,200
Becton, Dickinson & Co.	159,800	6,208,230
Boston Scientific Corp. (a)	37,400	2,285,140
C.R. Bard, Inc.	37,200	2,652,732
Medtronic, Inc.	103,800	4,979,286
St. Jude Medical, Inc. (a)	44,280	2,546,100
		26,695,568
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	48,005	3,086,722

	Shares	Value (Note 1)
McKesson Corp.	122,700	$ 4,385,298
WebMD Corp. (a)	59,700	646,551
		8,118,571
Pharmaceuticals - 10.9%
Abbott Laboratories	201,830	8,832,081
Barr Laboratories, Inc. (a)	54,745	3,585,798
Bristol-Myers Squibb Co.	41,400	1,124,010
Eli Lilly & Co.	42,900	2,958,813
Johnson & Johnson	124,400	6,431,480
Merck & Co., Inc.	310,600	18,806,830
Novartis AG sponsored ADR	51,600	2,054,196
Pfizer, Inc.	619,793	21,165,931
Schering-Plough Corp.	107,600	2,001,360
Wyeth	141,000	6,422,550
		73,383,049
TOTAL HEALTH CARE		113,011,064
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	10,370	493,301
Northrop Grumman Corp.	34,100	2,942,489
		3,435,790
Air Freight & Logistics - 0.8%
FedEx Corp.	63,000	3,907,890
United Parcel Service, Inc. Class B	21,300	1,356,810
		5,264,700
Airlines - 1.0%
Alaska Air Group, Inc. (a)	42,100	903,045
Delta Air Lines, Inc.	61,200	898,416
Southwest Airlines Co.	267,450	4,600,140
		6,401,601
Industrial Conglomerates - 4.1%
3M Co.	44,900	5,791,202
General Electric Co.	587,850	16,859,538
Tyco International Ltd.	260,100	4,936,698
		27,587,438
Machinery - 1.0%
Caterpillar, Inc.	58,100	3,233,846
Danaher Corp.	53,600	3,647,480
		6,881,326
Road & Rail - 0.3%
CSX Corp.	34,290	1,031,786
Union Pacific Corp.	19,740	1,145,315
		2,177,101
TOTAL INDUSTRIALS		51,747,956
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.7%
CIENA Corp. (a)	63,800	331,122
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	510,460	$ 8,519,577
Corning, Inc. (a)	137,000	1,012,430
Juniper Networks, Inc. (a)	191,400	2,367,618
Motorola, Inc.	509,800	4,807,414
Nokia Corp. sponsored ADR	111,400	1,830,302
Nortel Networks Corp. (a)	833,800	2,251,260
QUALCOMM, Inc.	31,900	1,140,425
Scientific-Atlanta, Inc.	87,000	2,074,080
Sonus Networks, Inc. (a)	181,100	910,933
		25,245,161
Computers & Peripherals - 3.8%
Dell Computer Corp. (a)	238,600	7,625,656
Diebold, Inc.	63,000	2,724,750
EMC Corp. (a)	201,500	2,109,705
Hewlett-Packard Co.	165,200	3,518,760
International Business Machines Corp.	63,400	5,230,500
SanDisk Corp. (a)	63,000	2,542,050
Sun Microsystems, Inc. (a)	374,600	1,723,160
		25,474,581
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	26,800	523,940
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	224,800	7,364,448
IT Services - 0.5%
First Data Corp.	64,200	2,660,448
Paychex, Inc.	22,166	649,685
		3,310,133
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc. (a)	126,000	4,387,320
Applied Materials, Inc. (a)	69,600	1,103,856
Intel Corp.	166,710	3,464,901
KLA-Tencor Corp. (a)	8,600	399,814
Lam Research Corp. (a)	42,800	779,388
Marvell Technology Group Ltd. (a)	37,500	1,288,875
National Semiconductor Corp. (a)	168,500	3,322,820
NVIDIA Corp. (a)	37,200	855,972
Omnivision Technologies, Inc. (a)	5,300	165,360
Teradyne, Inc. (a)	53,100	919,161
Texas Instruments, Inc.	309,100	5,440,160
Xilinx, Inc. (a)	72,900	1,845,099
		23,972,726
Software - 4.4%
Adobe Systems, Inc.	154,400	4,951,608
Microsoft Corp.	904,720	23,169,879

	Shares	Value (Note 1)
Red Hat, Inc. (a)	23,300	$ 176,381
VERITAS Software Corp. (a)	52,600	1,508,042
		29,805,910
TOTAL INFORMATION TECHNOLOGY		115,696,899
MATERIALS - 1.8%
Chemicals - 1.4%
Dow Chemical Co.	153,200	4,743,072
International Flavors & Fragrances, Inc.	21,300	680,109
Monsanto Co.	63,000	1,363,320
Praxair, Inc.	38,700	2,325,870
		9,112,371
Metals & Mining - 0.4%
Alcoa, Inc.	106,600	2,718,300
TOTAL MATERIALS		11,830,671
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
BellSouth Corp.	42,800	1,139,764
SBC Communications, Inc.	60,160	1,537,088
Verizon Communications, Inc.	199,000	7,850,550
		10,527,402
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Class A (a)	21,300	385,104
TOTAL TELECOMMUNICATION SERVICES		10,912,506
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	21,600	456,840
TOTAL COMMON STOCKS (Cost $560,180,269)		614,733,164
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (c) (Cost $3,499,679)	$ 3,500,000	3,499,853
Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.18% (b) (Cost $63,298,284)	63,298,284	63,298,284
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $626,978,232)		681,531,301
NET OTHER ASSETS - (1.0)%		(6,552,366)
NET ASSETS - 100%		$ 674,978,935
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
169 S&P 500 Index Contracts	Sept. 2003	41,121,925	(1,165,001)

The face value of futures purchased as a percentage of net assets - 6.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,499,853.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $176,238,108 and $175,895,807, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,590 for the period.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $296,046,000 of which $30,553,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fideltiy Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $626,978,232) - See accompanying schedule		$ 681,531,301
Foreign currency held at value (cost $5,724)		5,495
Receivable for fund shares sold		726,859
Dividends receivable		653,112
Interest receivable		60,770
Other receivables		44,716
Total assets		683,022,253

Liabilities
Payable for investments purchased	$ 7,008,232
Payable for fund shares redeemed	592,777
Accrued management fee	332,056
Distribution fees payable	27,044
Other payables and accrued expenses	83,209
Total liabilities		8,043,318

Net Assets		$ 674,978,935
Net Assets consist of:
Paid in capital		$ 923,643,722
Undistributed net investment income		1,632,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(303,689,871)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,392,121
Net Assets		$ 674,978,935

Initial Class: Net Asset Value, offering price and redemption price per share ($426,272,603 ÷ 32,503,232 shares)		$ 13.11

Service Class: Net Asset Value, offering price and redemption price per share ($199,053,254÷ 15,177,719 shares)		$ 13.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,653,078 ÷ 3,803,114 shares)		$ 13.06

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,983,086
Interest		421,335
Security lending		8,918
Total income		4,413,339

Expenses
Management fee	$ 1,841,889
Transfer agent fees	227,902
Distribution fees	146,783
Accounting and security lending fees	102,562
Non-interested trustees' compensation	1,280
Custodian fees and expenses	9,711
Audit	30,078
Legal	1,202
Reports to shareholders	173,786
Miscellaneous	1,738
Total expenses before reductions	2,536,931
Expense reductions	(71,844)	2,465,087
Net investment income (loss)		1,948,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,296,603)
Foreign currency transactions	3,836
Futures contracts	4,157,821
Total net realized gain (loss)		(3,134,946)
Change in net unrealized appreciation (depreciation) on: Investment securities	76,929,413
Assets and liabilities in foreign currencies	315
Futures contracts	798,684
Total change in net unrealized appreciation (depreciation)		77,728,412
Net gain (loss)		74,593,466
Net increase (decrease) in net assets resulting from operations		$ 76,541,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,948,252	$ 4,975,875
Net realized gain (loss)	(3,134,946)	(113,552,394)
Change in net unrealized appreciation (depreciation)	77,728,412	(95,136,556)
Net increase (decrease) in net assets resulting from operations	76,541,718	(203,713,075)
Distributions to shareholders from net investment income	(4,842,328)	(8,515,304)
Share transactions - net increase (decrease)	(29,999,687)	(130,074,012)
Total increase (decrease) in net assets	41,699,703	(342,302,391)

Net Assets
Beginning of period	633,279,232	975,581,623
End of period (including undistributed net investment income of $1,632,963 and undistributed net investment income of $4,525,392, respectively)	$ 674,978,935	$ 633,279,232
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,458,425	822,622	777,356
Reinvested	309,123	114,933	19,452
Redeemed	(4,707,264)	(1,856,550)	(559,256)
Net increase (decrease)	(1,939,716)	(918,995)	237,552
Dollars
Sold	$ 30,126,962	$ 10,142,604	$ 9,543,304
Reinvested	3,375,626	1,255,069	211,633
Redeemed	(56,171,412)	(21,884,792)	(6,598,681)
Net increase (decrease)	$ (22,668,824)	$ (10,487,119)	$ 3,156,256

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	4,073,344	2,148,249	2,793,837
Reinvested	418,938	154,434	23,984
Redeemed	(13,173,878)	(4,639,853)	(2,220,662)
Net increase (decrease)	(8,681,596)	(2,337,170)	597,159
Dollars
Sold	$ 53,351,268	$ 28,729,746	$ 36,310,489
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(170,612,111)	(58,753,780)	(27,614,929)
Net increase (decrease)	$ (111,286,800)	$ (27,823,333)	$ 9,036,121

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,626	$ 1,255,069	$ 211,633
From net realized gain	-	-	-
Total	$ 3,375,626	$ 1,255,069	$ 211,633

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Income from Investment Operations
Net investment income (loss) E	.04	.09	.12	.06	.27	.26
Net realized and unrealized gain (loss)	1.46	(3.37)	(2.67)	(3.77)	.66	4.29
Total from investment operations	1.50	(3.28)	(2.55)	(3.71)	.93	4.55
Distributions from net investment income	(.10)	(.14)	(.06)	(.29)	(.23)	(.21)
Distributions from net realized gain	-	-	-	(1.41)	(.43)	(.73)
Total distributions	(.10)	(.14)	(.06)	(1.70)	(.66)	(.94)
Net asset value, end of period	$ 13.11	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88
Total Return B,C,D	12.98%	(21.84)%	(14.42)%	(17.07)%	4.27%	24.61%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.70%	.69%	.68%	.69%	.71%
Expenses net of voluntary waivers, if any	.76% A	.70%	.69%	.68%	.69%	.71%
Expenses net of all reductions	.73% A	.66%	.67%	.66%	.68%	.70%
Net investment income (loss)	.67% A	.68%	.79%	.31%	1.20%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,273	$ 403,476	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011
Portfolio turnover rate	62% A	60%	89%	117%	42%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Income from Investment Operations
Net investment income (loss) E	.03	.08	.11	.04	.25	.23
Net realized and unrealized gain (loss)	1.46	(3.37)	(2.67)	(3.76)	.66	4.30
Total from investment operations	1.49	(3.29)	(2.56)	(3.72)	.91	4.53
Distributions from net investment income	(.08)	(.12)	(.04)	(.28)	(.22)	(.21)
Distributions from net realized gain	-	-	-	(1.41)	(.43)	(.73)
Total distributions	(.08)	(.12)	(.04)	(1.69)	(.65)	(.94)
Net asset value, end of period	$ 13.11	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86
Total Return B,C,D	12.87%	(21.92)%	(14.49)%	(17.13)%	4.18%	24.51%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.80%	.79%	.79%	.79%	.80%
Expenses net of voluntary waivers, if any	.86% A	.80%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.83% A	.77%	.77%	.76%	.78%	.79%
Net investment income (loss)	.56% A	.58%	.69%	.21%	1.09%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,053	$ 188,318	$ 278,446	$ 345,960	$ 344,778	$ 149,496
Portfolio turnover rate	62% A	60%	89%	117%	42%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.05	.08	.01
Net realized and unrealized gain (loss)	1.46	(3.34)	(2.66)	(3.34)
Total from investment operations	1.48	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	(1.41)
Total distributions	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 13.06	$ 11.64	$ 15.04	$ 17.68
Total Return B,C,D	12.82%	(22.01)%	(14.64)%	(15.74)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03%A	.97%	.95%	.95% A
Expenses net of voluntary waivers, if any	1.03%A	.97%	.95%	.95% A
Expenses net of all reductions	1.00%A	.94%	.93%	.93% A
Net investment income (loss)	.39%A	.41%	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,653	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	62%A	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification (% of fund's net assets)
As of June 30, 2003
U.S.Government and U.S.Government Agency Obligations	60.1%
AAA	6.9%
AA	4.9%
A	11.1%
BBB	16.5%
BB and Below	1.6%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(1.2)%
* Short-Term Investments and Net Other Assets are not included in the pie chart.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of June 30, 2003
Years	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Financials	13.8
Consumer Discretionary	3.6
Telecommunication Services	3.3
Utilities	2.8
Industrials	1.2
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,000,000	$ 2,970,942
7.2% 9/1/09	4,645,000	5,279,902
		8,250,844
Automobiles - 0.3%
General Motors Corp.:
7.125% 7/15/13	745,000	742,124
8.25% 7/15/23	2,510,000	2,497,458
8.375% 7/15/33	3,080,000	3,071,068
		6,310,650
Media - 2.8%
AOL Time Warner, Inc.:
6.875% 5/1/12	7,141,000	8,152,280
7.625% 4/15/31	2,500,000	2,885,263
7.7% 5/1/32	1,745,000	2,037,169
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	2,100,000	2,488,500
Clear Channel Communications, Inc. 7.65% 9/15/10	5,000,000	6,016,990
Comcast Cable Communications, Inc. 6.875% 6/15/09	5,000,000	5,780,670
Comcast Corp. 7.05% 3/15/33	3,805,000	4,226,016
Continental Cablevision, Inc. 9% 9/1/08	4,000,000	4,971,448
Cox Communications, Inc. 7.75% 11/1/10	6,350,000	7,767,352
News America Holdings, Inc. 7.75% 12/1/45	12,500,000	14,868,675
		59,194,363
TOTAL CONSUMER DISCRETIONARY		73,755,857
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	2,285,000	2,606,867
Food Products - 0.2%
ConAgra Foods, Inc. 6.75% 9/15/11	3,870,000	4,530,733
Tobacco - 0.4%
Philip Morris Companies, Inc.:
7% 7/15/05	1,500,000	1,590,945
7.65% 7/1/08	5,000,000	5,587,945
7.75% 1/15/27	1,000,000	1,071,822
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	595,000	596,044
		8,846,756
TOTAL CONSUMER STAPLES		15,984,356
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Kinder Morgan, Inc. 6.5% 9/1/12	1,740,000	1,994,559
Oil & Gas - 0.5%
Duke Energy Field Services LLC 7.875% 8/16/10	4,000,000	4,814,304

	Principal Amount	Value (Note 1)
Pemex Project Funding Master Trust:
6.125% 8/15/08 (b)	$ 3,630,000	$ 3,884,100
7.375% 12/15/14 (b)	2,000,000	2,197,080
		10,895,484
TOTAL ENERGY		12,890,043
FINANCIALS - 13.2%
Capital Markets - 3.0%
Amvescap PLC yankee 6.6% 5/15/05	5,100,000	5,499,962
BankBoston Corp. 6.625% 12/1/05	4,420,000	4,874,880
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	3,400,000	3,630,775
5.875% 8/1/06	2,000,000	2,212,308
6.5% 1/15/12	1,520,000	1,744,285
Goldman Sachs Group, Inc.:
4.125% 1/15/08	3,270,000	3,436,286
5.7% 9/1/12	2,935,000	3,224,476
6.6% 1/15/12	12,425,000	14,437,602
J.P. Morgan Chase & Co.:
4% 2/1/08	1,065,000	1,113,487
5.35% 3/1/07	2,415,000	2,644,408
5.75% 1/2/13	3,500,000	3,826,487
Merita Bank Ltd. yankee 6.5% 1/15/06	1,500,000	1,657,287
Merrill Lynch & Co., Inc. 4% 11/15/07	7,475,000	7,762,982
Morgan Stanley 6.6% 4/1/12	5,695,000	6,579,918
		62,645,143
Commercial Banks - 1.3%
Bank of America Corp. 4.875% 1/15/13	3,600,000	3,797,651
Bank One Corp. 6.5% 2/1/06	1,245,000	1,382,073
Bank One NA, Chicago 3.7% 1/15/08	5,075,000	5,276,980
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,580,366
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,098,827
Korea Development Bank 7.375% 9/17/04	1,320,000	1,401,257
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,898,852
Popular North America, Inc.:
4.25% 4/1/08	3,000,000	3,122,025
6.125% 10/15/06	3,235,000	3,601,086
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,109,453
		27,268,570
Consumer Finance - 3.3%
American General Finance Corp.:
2.75% 6/15/08	205,000	202,192
5.875% 7/14/06	5,195,000	5,732,282
Capital One Bank:
4.875% 5/15/08	6,295,000	6,424,098
6.5% 6/13/13	3,475,000	3,439,555
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
5.8% 1/12/09	$ 5,065,000	$ 5,033,886
6.875% 2/1/06	2,600,000	2,757,560
7.25% 10/25/11	2,000,000	2,056,146
7.875% 6/15/10	6,350,000	6,804,711
General Motors Acceptance Corp.:
4.5% 7/15/06	505,000	508,182
6.125% 2/1/07	430,000	449,308
6.125% 8/28/07	430,000	446,833
6.75% 1/15/06	3,295,000	3,498,110
7.5% 7/15/05	500,000	535,823
7.75% 1/19/10	5,650,000	6,080,649
Household Finance Corp.:
6.375% 10/15/11	5,290,000	6,015,063
6.375% 11/27/12	2,635,000	3,001,597
6.75% 5/15/11	4,000,000	4,645,476
7% 5/15/12	840,000	994,266
Household International, Inc. 8.875% 2/15/08	3,450,000	4,008,210
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,094,730
7.5% 3/15/12	3,005,000	3,561,884
		68,290,561
Diversified Financial Services - 3.1%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,711,145
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	1,100,000	1,285,318
CIT Group, Inc. 7.75% 4/2/12	2,350,000	2,802,027
Citigroup, Inc. 3.5% 2/1/08	4,370,000	4,494,960
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	315,000	323,997
7.92% 5/18/12	3,700,000	3,196,051
Deutsche Telekom International Finance BV:
8.25% 6/15/05	4,000,000	4,460,512
8.75% 6/15/30	5,750,000	7,326,018
NiSource Finance Corp.:
7.625% 11/15/05	3,745,000	4,094,596
7.875% 11/15/10	4,360,000	5,147,852
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	1,200,000	1,371,000
Petronas Capital Ltd. 7% 5/22/12 (b)	14,170,000	16,391,573
Sprint Capital Corp. 6.875% 11/15/28	2,040,000	2,046,599
Verizon Global Funding Corp. 7.25% 12/1/10	5,500,000	6,605,143
Verizon Wireless Capital LLC 5.375% 12/15/06	2,395,000	2,630,534
		64,887,325

	Principal Amount	Value (Note 1)
Insurance - 0.7%
New York Life Insurance Co. 5.875% 5/15/33 (b)	$ 5,500,000	$ 5,772,162
Principal Life Global Funding I:
2.8% 6/26/08 (b)	1,850,000	1,828,830
5.125% 6/28/07 (b)	3,000,000	3,226,761
6.25% 2/15/12 (b)	1,350,000	1,527,119
Travelers Property Casualty Corp. 6.375% 3/15/33	1,745,000	1,907,191
		14,262,063
Real Estate - 1.1%
Arden Realty LP 7% 11/15/07	5,000,000	5,676,890
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,471,494
Boston Properties, Inc. 6.25% 1/15/13	3,000,000	3,285,174
CenterPoint Properties Trust 6.75% 4/1/05	510,000	544,703
EOP Operating LP:
6.5% 1/15/04	1,610,000	1,648,912
6.625% 2/15/05	4,500,000	4,813,749
ERP Operating LP 7.1% 6/23/04	1,000,000	1,050,607
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,237,462
ProLogis 6.7% 4/15/04	460,000	480,359
		23,209,350
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.:
5.5% 8/1/06	4,500,000	4,918,320
5.5% 2/1/07	2,500,000	2,737,030
Washington Mutual Bank 6.875% 6/15/11	3,000,000	3,579,273
Washington Mutual, Inc. 5.625% 1/15/07	3,955,000	4,359,165
		15,593,788
TOTAL FINANCIALS		276,156,800
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Lockheed Martin Corp. 8.2% 12/1/09	2,000,000	2,529,232
Raytheon Co. 5.5% 11/15/12	1,500,000	1,604,066
		4,133,298
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee 6.75% 2/15/11	11,000,000	11,660,000
Road & Rail - 0.4%
CSX Corp. 7.95% 5/1/27	4,000,000	5,121,084
Norfolk Southern Corp. 7.25% 2/15/31	2,800,000	3,343,858
		8,464,942
TOTAL INDUSTRIALS		24,258,240
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Motorola, Inc.:
6.5% 11/15/28	$ 6,685,000	$ 6,785,275
6.75% 2/1/06	2,000,000	2,180,000
		8,965,275
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (b)	4,025,000	3,929,930
TOTAL INFORMATION TECHNOLOGY		12,895,205
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (b)	745,000	752,018
6.875% 7/15/33 (b)	1,565,000	1,595,236
		2,347,254
Metals & Mining - 0.1%
Falconbridge Ltd. yankee 7.35% 6/5/12	1,900,000	2,140,840
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.75% 3/15/12	1,675,000	1,901,462
TOTAL MATERIALS		6,389,556
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T Corp. 7.8% 11/15/11	3,915,000	4,475,283
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (b)	1,700,000	1,946,072
Citizens Communications Co. 8.5% 5/15/06	4,600,000	5,335,131
France Telecom SA:
9.25% 3/1/11 (a)	4,625,000	5,820,863
10% 3/1/31 (a)	6,550,000	9,063,464
Koninklijke KPN NV yankee 8% 10/1/10	9,500,000	11,760,649
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	965,000	1,067,459
Telefonica Europe BV 7.75% 9/15/10	5,000,000	6,169,580
Telefonos de Mexico SA de CV 8.25% 1/26/06	2,565,000	2,872,800
TELUS Corp. yankee:
7.5% 6/1/07	4,830,000	5,385,450
8% 6/1/11	3,150,000	3,638,250
Verizon New York, Inc. 6.875% 4/1/12	2,335,000	2,748,678
		60,283,679

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 2,580,000	$ 3,047,037
8.75% 3/1/31	3,455,000	4,270,605
		7,317,642
TOTAL TELECOMMUNICATION SERVICES		67,601,321
UTILITIES - 2.8%
Electric Utilities - 1.9%
Constellation Energy Group, Inc. 7% 4/1/12	1,740,000	2,026,804
Detroit Edison Co. 6.125% 10/1/10	2,350,000	2,683,329
Dominion Resources, Inc. 6.25% 6/30/12	2,825,000	3,198,440
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,343,792
Duke Capital Corp.:
6.25% 2/15/13	805,000	855,746
6.75% 2/15/32	4,610,000	4,646,774
FirstEnergy Corp. 6.45% 11/15/11	2,930,000	3,215,265
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,886,920
5.875% 10/1/12	1,955,000	2,144,088
Monongahela Power Co. 5% 10/1/06	2,260,000	2,245,875
Ohio Edison Co. 4% 5/1/08 (b)	6,125,000	6,282,523
Public Service Co. of Colorado 7.875% 10/1/12	2,470,000	3,109,653
TECO Energy, Inc. 7% 5/1/12	4,765,000	4,645,875
		39,285,084
Gas Utilities - 0.7%
Consolidated Natural Gas Co.:
5.375% 11/1/06	2,190,000	2,374,260
6.85% 4/15/11	445,000	528,877
Kinder Morgan Energy Partners LP 7.3% 8/15/33	5,950,000	7,145,111
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	4,370,000	5,047,350
		15,095,598
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	2,470,000	2,408,250
7.5% 1/15/31	505,000	477,225
		2,885,475
TOTAL UTILITIES		57,266,157
TOTAL NONCONVERTIBLE BONDS (Cost $490,742,122)		547,197,535
U.S. Government and Government Agency Obligations - 12.7%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.0%
Federal Home Loan Bank:
2.25% 5/15/06	$ 16,250,000	$ 16,471,764
2.625% 7/15/08	8,565,000	8,552,495
Freddie Mac:
1.75% 5/15/05	4,020,000	4,050,902
2.75% 3/15/08	10,200,000	10,286,139
5.75% 1/15/12	7,740,000	8,905,381
5.875% 3/21/11	7,205,000	8,104,681
6.25% 7/15/32	1,001,000	1,177,802
6.625% 9/15/09	3,000,000	3,600,528
6.75% 3/15/31	1,479,000	1,841,361
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	871,774	967,085
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	1,333	1,376
Series 1993-D, 5.23% 5/15/05	3,404	3,500
Series 1994-A, 7.12% 4/15/06	3,340	3,569
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	3,220	3,488
Private Export Funding Corp. secured 6.86% 4/30/04	229,183	239,526
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		64,209,597
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds:
6.25% 5/15/30	92,195,000	114,775,584
8% 11/15/21	890,000	1,289,353
U.S. Treasury Notes:
3.25% 8/15/07	2,600,000	2,713,446
4.375% 5/15/07	16,250,000	17,654,098
5% 8/15/11	40,000,000	44,868,760
6.125% 8/15/07	10,000,000	11,567,580
6.5% 2/15/10	8,000,000	9,705,312
TOTAL U.S. TREASURY OBLIGATIONS		202,574,133
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,437,103)		266,783,730
U.S. Government Agency - Mortgage Securities - 45.8%
	Principal Amount	Value (Note 1)
Fannie Mae - 39.6%
4% 9/1/18 (c)	$ 10,000,000	$ 9,953,125
4.5% 7/1/18 (c)	50,000,000	51,000,000
4.5% 7/1/33 (c)	10,000,000	9,950,000
5% 7/1/18 (c)	62,043,000	64,059,398
5% 7/1/33 (c)	50,000,000	50,796,875
5.5% 6/1/11 to 5/1/18	136,276,901	141,635,327
5.5% 7/1/18 (c)	2,339,309	2,415,337
5.5% 7/1/33 (c)	104,847,261	108,353,091
6% 2/1/13 to 1/1/29	17,997,442	18,787,289
6% 7/1/33 (c)	747,269	776,226
6.5% 2/1/10 to 2/1/33	257,645,183	268,957,382
6.5% 7/1/18 (c)	83,155,000	87,702,539
7% 3/1/15 to 8/1/32	5,086,811	5,373,511
7.5% 7/1/07 to 11/1/31	8,954,653	9,536,179
8% 3/1/30	8,485	9,150
8.5% 3/1/25 to 6/1/25	6,671	7,247
TOTAL FANNIE MAE		829,312,676
Freddie Mac - 0.0%
8.5% 3/1/20 to 1/1/28	727,687	788,955
Government National Mortgage Association - 6.2%
6% 8/15/08 to 5/15/33	40,320,120	42,304,902
6% 7/1/33 (c)	15,925,601	16,677,090
6.5% 10/15/27 to 8/15/32	6,147,239	6,466,404
7% 1/15/28 to 8/15/32	57,574,271	60,827,560
7% 7/1/33 (c)	15,997	16,902
7.5% 3/15/06 to 10/15/28	2,139,868	2,284,506
8% 2/15/17	53,458	58,456
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		128,635,820
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $951,680,349)		958,737,451
Asset-Backed Securities - 3.3%

American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	1,500,000	1,562,252
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4A, 3.121% 11/6/09	1,705,000	1,736,031
Series 2003-BX:
Class A4A, 2.72% 1/6/10	2,115,000	2,125,787
Class A4B, 1.69% 1/6/10 (d)	1,570,000	1,570,000
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	4,000,000	4,322,626
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	4,900,000	5,150,816
Class CTFS, 5.06% 2/15/08	515,656	530,641
Citibank Credit Card Issuance Trust Series 2001-A8 Class A8, 4.1% 12/7/06	5,000,000	5,194,507
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	$ 7,000,000	$ 7,732,239
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	755,000	785,026
Series 2001-C Class B, 5.54% 12/15/05	1,400,000	1,448,532
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	1,497,456	1,518,420
Class A4, 5.09% 10/18/06	1,640,000	1,689,045
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	4,875,000	5,330,317
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	7,000,000	7,114,667
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,983,370
Series 2001-B2 Class B2, 1.54% 1/15/09 (d)	12,100,000	12,137,829
Railcar Trust Series 1992-1 Class A, 7.75% 6/1/04	143,140	147,948
Residential Finance LP/Residential Finance Development Corp. Series 2003-CB1:
Class B3, 2.563% 2/10/24 (b)(d)	1,235,000	1,235,000
Class B4, 2.763% 2/10/24 (b)(d)	1,105,000	1,105,000
Class B5, 3.363% 2/10/24 (b)(d)	755,000	755,000
Class B6, 3.863% 2/10/24 (b)(d)	445,000	445,000
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	1,300,000	1,326,403
Series 2000-2 Class A, 6.75% 9/16/09	2,255,000	2,494,539
TOTAL ASSET-BACKED SECURITIES (Cost $66,524,870)		69,440,995
Commercial Mortgage Securities - 3.0%

Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	6,028,501
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	3,343,287	3,632,690
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,363,773
Series 2000-C1 Class A2, 7.545% 4/14/62	1,100,000	1,340,065
Series 1997-C2 Class D, 7.27% 1/17/35	720,000	811,117
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,735,522
Series 2001-CKN5 Class AX, 1.3187% 9/15/34 (b)(d)(f)	32,136,554	2,375,058

	Principal Amount	Value (Note 1)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 925,000	$ 974,394
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,668,286
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	500,000	565,786
Class C1, 7.52% 5/15/06 (b)	500,000	567,354
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	3,454,733	3,677,214
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,980,024
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,330,395
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1904% 4/13/31 (d)	245,000	241,627
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,298,237
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,532,611
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,701,156
Series 2001-C3 Class A1, 6.058% 6/15/20	5,627,102	6,182,316
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	2,600,000	2,588,625
Class C, 4.13% 11/20/37 (b)	2,600,000	2,506,766
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	2,500,000	2,839,432
Trizechahn Office Properties Trust 7.253% 3/15/13 (b)	1,390,000	1,499,199
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,304,739)		63,440,148
Municipal Securities - 0.2%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $4,395,000)	4,395,000	4,321,911
Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount	Value (Note 1)

Chilean Republic:
5.5% 1/15/13	$ 3,275,000	$ 3,464,950
6.875% 4/28/09	2,300,000	2,646,150
7.125% 1/11/12	8,520,000	9,936,450
Polish Government 6.25% 7/3/12	4,405,000	5,098,788
Quebec Province 7% 1/30/07	1,000,000	1,162,262
State of Israel 4.625% 6/15/13	3,760,000	3,691,850
United Mexican States:
4.625% 10/8/08	3,835,000	3,915,535
8% 9/24/22	8,000,000	8,960,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,007,667)		38,875,985
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,963,807
Fixed-Income Funds - 11.0%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $230,000,006)	2,311,526	229,742,559
Cash Equivalents - 15.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.28%, dated 6/30/03 due 7/1/03) (Cost $319,122,000)	$ 319,133,355	319,122,000
TOTAL INVESTMENT PORTFOLIO - 119.5% (Cost $2,409,920,404)	2,499,626,121
NET OTHER ASSETS - (19.5)%	(407,589,444)
NET ASSETS - 100%	$ 2,092,036,677
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	$ 5,000,000	$ 16,161
TOTAL CREDIT DEFAULT SWAP		5,000,000	16,161
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0732% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	23,290,000	663,246
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	19,000,000	525,456
TOTAL INTEREST RATE SWAP		42,290,000	1,188,702
		$ 47,290,000	$ 1,204,863
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $78,172,878 or 3.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,036,545,127 and $2,883,079,909, respectively, of which long-term U.S. government and government agency obligations aggregated $2,731,522,837 and $2,614,166,910, respectively.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $319,122,000) (cost $2,409,920,404) - See accompanying schedule		$ 2,499,626,121
Cash		9,047
Receivable for investments sold		2,243,651
Receivable for fund shares sold		1,938,325
Interest receivable		15,724,343
Unrealized gain on swap agreements		1,204,863
Total assets		2,520,746,350

Liabilities
Payable for investments purchased Regular delivery	$ 19,513,474
Delayed delivery	404,060,667
Payable for fund shares redeemed	4,091,400
Accrued management fee	764,568
Distribution fees payable	20,585
Other payables and accrued expenses	258,979
Total liabilities		428,709,673

Net Assets		$ 2,092,036,677
Net Assets consist of:
Paid in capital		$ 1,927,227,602
Undistributed net investment income		38,761,967
Accumulated undistributed net realized gain (loss) on investments		35,136,528
Net unrealized appreciation (depreciation) on investments		90,910,580
Net Assets		$ 2,092,036,677

Initial Class: Net Asset Value, offering price and redemption price per share ($1,991,043,773 ÷ 146,667,571 shares)		$ 13.58

Service Class: Net Asset Value, offering price and redemption price per share ($1,995,576 ÷ 147,336 shares)		$ 13.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($98,997,328 ÷ 7,364,617 shares)		$ 13.44
Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 43,555,851
Security lending		25,120
Total income		43,580,971

Expenses
Management fee	$ 4,579,731
Transfer agent fees	729,868
Distribution fees	106,625
Accounting and security lending fees	228,429
Non-interested trustees' compensation	4,371
Custodian fees and expenses	53,698
Audit	33,769
Legal	2,084
Miscellaneous	72,128
Total expenses before reductions	5,810,703
Expense reductions	(1,129)	5,809,574
Net investment income (loss)		37,771,397
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	36,723,435
Swap agreements	401,134
Total net realized gain (loss)		37,124,569
Change in net unrealized appreciation (depreciation) on: Investment securities	19,923,256
Swap agreements	1,204,863
Total change in net unrealized appreciation (depreciation)		21,128,119
Net gain (loss)		58,252,688
Net increase (decrease) in net assets resulting from operations		$ 96,024,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,771,397	$ 81,834,457
Net realized gain (loss)	37,124,569	32,349,066
Change in net unrealized appreciation (depreciation)	21,128,119	59,508,829
Net increase (decrease) in net assets resulting from operations	96,024,085	173,692,352
Distributions to shareholders from net investment income	(82,217,412)	(58,817,521)
Distributions to shareholders from net realized gain	(28,967,100)	-
Total distributions	(111,184,512)	(58,817,521)
Share transactions - net increase (decrease)	69,555,157	458,501,562
Total increase (decrease) in net assets	54,394,730	573,376,393

Net Assets
Beginning of period	2,037,641,947	1,464,265,554
End of period (including undistributed net investment income of $38,761,967 and undistributed net investment income of $82,446,651, respectively)	$ 2,092,036,677	$ 2,037,641,947
Other Information: Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	18,451,861	163,072	3,856,365
Reinvested	8,213,994	2,020	300,110
Redeemed	(23,422,621)	(89,162)	(2,070,112)
Net increase (decrease)	3,243,234	75,930	2,086,363

Dollars Sold	$ 246,886,881	$ 2,205,888	$ 51,160,162
Reinvested	107,274,755	26,323	3,883,433
Redeemed	(313,087,942)	(1,204,580)	(27,589,763)
Net increase (decrease)	$ 41,073,694	$ 1,027,631	$ 27,453,832

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	65,347,675	145,315	7,935,513
Reinvested	4,614,396	357	68,663
Redeemed	(38,454,755)	(83,223)	(4,147,148)
Net increase (decrease)	31,507,316	62,449	3,857,028

Dollars Sold	$ 848,704,131	$ 1,843,036	$ 102,465,637
Reinvested	57,956,815	4,479	856,227
Redeemed	(498,597,688)	(1,048,248)	(53,682,827)
Net increase (decrease)	$ 408,063,258	$ 799,267	$ 49,639,037

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 79,353,928	$ 19,279	$ 2,844,205
From net realized gain	27,920,827	7,044	1,039,229
Total	$ 107,274,755	$ 26,323	$ 3,883,434

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.92	$ 12.59	$ 12.16	$ 12.96	$ 12.56
Income from Investment Operations
Net investment income (loss) E	.239	.610	.685 G	.771	.743	.725
Net realized and unrealized gain (loss)	.371	.680	.335 G	.499	(.873)	.335
Total from investment operations	.610	1.290	1.020	1.270	(.130)	1.060
Distributions from net investment income	(.540)	(.510)	(.690)	(.840)	(.510)	(.590)
Distributions from net realized gain	(.190)	-	-	-	(.160)	(.070)
Total distributions	(.730)	(.510)	(.690)	(.840)	(.670)	(.660)
Net asset value, end of period	$ 13.58	$ 13.70	$ 12.92	$ 12.59	$ 12.16	$ 12.96
Total Return B, C, D	4.66%	10.34%	8.46%	11.22%	(1.05)%	8.85%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.54%	.54%	.54%	.54%	.57%
Expenses net of voluntary waivers, if any	.55% A	.54%	.54%	.54%	.54%	.57%
Expenses net of all reductions	.55% A	.53%	.54%	.54%	.54%	.57%
Net investment income (loss)	3.64% A	4.71%	5.47% G	6.50%	6.07%	5.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,991,044	$ 1,965,036	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813
Portfolio turnover rate	276% A	192%	278%	154%	87%	239%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.228	.591	.674 H	.377
Net realized and unrealized gain (loss)	.362	.679	.326 H	.403
Total from investment operations	.590	1.270	1.000	.780
Distributions from net investment income	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.190)	-	-	-
Total distributions	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 13.54	$ 13.66	$ 12.89	$ 12.58
Total Return B, C, D	4.52%	10.20%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.64%	.64%	.64% A
Expenses net of voluntary waivers, if any	.66% A	.64%	.64%	.64% A
Expenses net of all reductions	.66% A	.64%	.64%	.64% A
Net investment income (loss)	3.52% A	4.60%	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,996	$ 975	$ 115	$ 107
Portfolio turnover rate	276% A	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.219	.571	.643 H	.686
Net realized and unrealized gain (loss)	.361	.679	.327 H	.634
Total from investment operations	.580	1.250	.970	1.320
Distributions from net investment income	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.190)	-	-	-
Total distributions	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 13.44	$ 13.57	$ 12.82	$ 12.54
Total Return B, C, D	4.48%	10.09%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.79%	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.79%	.82%	1.05% A
Expenses net of all reductions	.81% A	.79%	.82%	1.05% A
Net investment income (loss)	3.38% A	4.45%	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,997	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	276% A	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Newmont Mining Corp. Holding Co.	5.7
Invitrogen Corp.	2.8
Symbol Technologies, Inc.	2.7
Meridian Gold, Inc.	2.5
IMS Health, Inc.	2.0
15.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Health Care	22.4
Materials	16.0
Energy	11.5
Information Technology	10.1
Consumer Discretionary	9.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	88.5%
Short-Term Investments and Net Other Assets	11.5%

* Foreign investments	17.4%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.6%
Gentex Corp. (a)	172,300	$ 5,274,103
IMPCO Technologies, Inc.	203,100	1,251,096
Superior Industries International, Inc.	66,900	2,789,730
		9,314,929
Automobiles - 0.0%
Monaco Coach Corp. (a)	100	1,533
Thor Industries, Inc.	46	1,878
		3,411
Distributors - 0.2%
Advanced Marketing Services, Inc.	279,400	3,632,200
Hotels, Restaurants & Leisure - 2.1%
Krispy Kreme Doughnuts, Inc. (a)	100	4,118
Outback Steakhouse, Inc.	456,400	17,799,600
P.F. Chang's China Bistro, Inc. (a)	100	4,921
Panera Bread Co. Class A (a)	100	4,000
Sonic Corp. (a)	593,250	15,086,348
Starbucks Corp. (a)	100	2,452
The Cheesecake Factory, Inc. (a)	100	3,589
		32,905,028
Household Durables - 0.4%
CFM, Inc. (a)	100	705
Clayton Homes, Inc.	100	1,255
Garmin Ltd. (a)	161,300	6,431,031
Harman International Industries, Inc.	100	7,914
Helen of Troy Ltd. (a)	41,700	632,172
Lennar Corp.:
Class A	100	7,150
Class B	10	687
Mohawk Industries, Inc. (a)	100	5,553
Techtronic Industries Co.	2,000	3,360
The Stanley Works	100	2,760
		7,092,587
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	824
eBay, Inc. (a)	1,900	197,942
GSI Commerce, Inc. (a)	100	668
InterActiveCorp (a)	100	3,957
J. Jill Group, Inc. (a)	100	1,684
NetFlix, Inc. (a)	200	5,110
		210,185
Leisure Equipment & Products - 0.0%
Leapfrog Enterprises, Inc. Class A	100	3,181
Oakley, Inc. (a)	100	1,177
Polaris Industries, Inc.	100	6,140
SHIMANO, Inc.	100	1,577
		12,075
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	100	1,692

	Shares	Value (Note 1)
Catalina Marketing Corp. (a)	324,100	$ 5,720,365
E.W. Scripps Co. Class A	100	8,872
EchoStar Communications Corp. Class A (a)	100	3,462
Entercom Communications Corp. Class A (a)	100	4,901
Entravision Communications Corp. Class A (a)	100	1,135
General Motors Corp. Class H (a)	100	1,281
Getty Images, Inc. (a)	100	4,130
Grupo Televisa SA de CV sponsored ADR	191,900	6,620,550
Harris Interactive, Inc. (a)	100	659
Omnicom Group, Inc.	100	7,170
Pixar (a)	3,500	212,940
Radio One, Inc. Class A (a)	100	1,786
Reader's Digest Association, Inc. (non-vtg.)	652,900	8,801,092
Scholastic Corp. (a)	100	2,978
TiVo, Inc. (a)	100	1,218
Torstar Corp. Class B	100	2,044
Univision Communications, Inc. Class A (a)	100	3,040
Washington Post Co. Class B	100	73,290
Westwood One, Inc. (a)	100	3,393
		21,475,998
Multiline Retail - 0.3%
99 Cents Only Stores (a)	143,700	4,931,784
Big Lots, Inc. (a)	100	1,504
Kohl's Corp. (a)	100	5,138
		4,938,426
Specialty Retail - 3.1%
AC Moore Arts & Crafts, Inc. (a)	507,300	10,161,219
AutoZone, Inc. (a)	100	7,597
Bed Bath & Beyond, Inc. (a)	100	3,881
Best Buy Co., Inc. (a)	200	8,784
Cache, Inc. (a)	100	1,540
CarMax, Inc. (a)	435,300	13,124,295
Chico's FAS, Inc. (a)	100	2,105
Christopher & Banks Corp. (a)	22,100	817,479
Claire's Stores, Inc.	148,900	3,776,104
Cost Plus, Inc. (a)	26,900	959,254
Forzani Group Ltd. Class A (a)	100	1,439
Gart Sports Co. (a)	100	2,836
Group 1 Automotive, Inc. (a)	100	3,241
Hot Topic, Inc. (a)	504,300	13,570,713
KOMERI Co. Ltd.	100	1,830
Michaels Stores, Inc. (a)	3,500	133,210
PETsMART, Inc.	100	1,667
Ross Stores, Inc.	156,300	6,680,262
Shimamura Co. Ltd.	100	5,539
Staples, Inc. (a)	100	1,835
Talbots, Inc.	100	2,945
The Bombay Company, Inc. (a)	98,000	1,041,740
Tiffany & Co., Inc.	100	3,268
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	100	$ 1,884
Too, Inc. (a)	100	2,025
Weight Watchers International, Inc. (a)	100	4,549
Williams-Sonoma, Inc. (a)	200	5,840
		50,327,081
Textiles Apparel & Luxury Goods - 1.4%
Adidas-Salomon AG	100	8,574
Brown Shoe Co., Inc.	100	2,980
Coach, Inc. (a)	100	4,974
Columbia Sportswear Co. (a)	359,000	18,456,190
DHB Industries, Inc. (a)	100	409
Fossil, Inc. (a)	145,300	3,423,268
Liz Claiborne, Inc.	100	3,525
Quiksilver, Inc. (a)	200	3,298
Vans, Inc. (a)	100	898
		21,904,116
TOTAL CONSUMER DISCRETIONARY		151,816,036
CONSUMER STAPLES - 2.8%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	1,440
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,035
Grupo Modelo SA de CV Series C	100	228
		3,703
Food & Staples Retailing - 0.4%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	1,534
Costco Wholesale Corp. (a)	86,500	3,165,900
United Natural Foods, Inc. (a)	100	2,814
Whole Foods Market, Inc. (a)	51,200	2,433,536
		5,603,784
Food Products - 2.4%
Central Garden & Pet Co. Class A (a)	100	2,385
Delta & Pine Land Co.	124,300	2,732,114
Fresh Del Monte Produce, Inc.	291,800	7,496,342
Green Mountain Coffee Roasters, Inc. (a)	186,400	3,541,600
Hershey Foods Corp.	176,700	12,308,922
Horizon Organic Holding Corp. (a)	40,600	967,498
McCormick & Co., Inc. (non-vtg.)	327,500	8,908,000
PT Indofood Sukses Makmur	26,677,500	2,744,438
Sensient Technologies Corp.	100	2,299
Yakult Honsha Co. Ltd.	1,000	13,451
		38,717,049
Personal Products - 0.0%
Alberto-Culver Co. Class A	100	4,978
TOTAL CONSUMER STAPLES		44,329,514

	Shares	Value (Note 1)
ENERGY - 11.5%
Energy Equipment & Services - 6.7%
BJ Services Co. (a)	529,810	$ 19,793,702
Carbo Ceramics, Inc.	101,100	3,765,975
GlobalSantaFe Corp.	131,050	3,058,707
National-Oilwell, Inc. (a)	588,600	12,949,200
Oceaneering International, Inc. (a)	772,900	19,747,595
Pride International, Inc. (a)	519,500	9,776,990
Smith International, Inc. (a)	233,890	8,593,119
Tidewater, Inc.	468,050	13,746,629
Varco International, Inc. (a)	656,648	12,870,291
W-H Energy Services, Inc. (a)	192,300	3,746,004
		108,048,212
Oil & Gas - 4.8%
Apache Corp.	323,820	21,067,729
Devon Energy Corp.	70,800	3,780,720
OAO Gazprom sponsored ADR	100	1,880
PetroKazakhstan, Inc. Class A (a)	1,292,100	16,057,779
Petroleo Brasileiro SA Petrobras sponsored ADR	100	1,976
Pioneer Natural Resources Co. (a)	107,200	2,797,920
Pogo Producing Co.	72,800	3,112,200
Suncor Energy, Inc.	958,500	18,020,767
Surgutneftegaz JSC sponsored ADR	100	2,075
Talisman Energy, Inc.	152,400	6,953,999
YUKOS Corp. sponsored ADR	104,250	5,801,513
		77,598,558
TOTAL ENERGY		185,646,770
FINANCIALS - 5.8%
Capital Markets - 0.6%
A.G. Edwards, Inc.	100	3,420
Charles Schwab Corp.	100	1,009
Franklin Resources, Inc.	100	3,907
Investment Technology Group, Inc. (a)	365,800	6,803,880
Investors Financial Services Corp.	100	2,901
Mitsubishi Securities Co. Ltd.	538,000	3,272,320
T. Rowe Price Group, Inc.	100	3,775
		10,091,212
Commercial Banks - 0.5%
Banco Itau Holding Financeira SA sponsored ADR	100	3,390
Boston Private Financial Holdings, Inc.	142,900	3,012,332
Bryn Mawr Bank Corp.	10	371
Cathay Bancorp, Inc.	10	446
Commerce Bancorp, Inc., New Jersey	100	3,710
Hancock Holding Co.	150	7,059
Kookmin Bank sponsord ADR	100	3,025
Marshall & Ilsley Corp.	100	3,058
Sterling Bancshares, Inc.	10	131
Sumitomo Trust & Banking Ltd.	1,412,000	4,895,814
TCF Financial Corp.	100	3,984
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	100	$ 2,868
Wintrust Financial Corp.	100	2,960
		7,939,148
Consumer Finance - 0.0%
Student Loan Corp.	100	12,600
Diversified Financial Services - 0.0%
Deutsche Boerse AG	100	5,311
Moody's Corp.	100	5,271
Principal Financial Group, Inc.	100	3,225
		13,807
Insurance - 2.1%
AFLAC, Inc.	2,800	86,100
Great-West Lifeco, Inc.	100	2,894
MBIA, Inc.	100	4,875
Mercury General Corp. New	34,500	1,574,925
MetLife, Inc.	100	2,832
Old Republic International Corp.	122,000	4,180,940
Progressive Corp.	63,900	4,671,090
Protective Life Corp.	45,900	1,227,825
Reinsurance Group of America, Inc.	273,600	8,782,560
StanCorp Financial Group, Inc.	100	5,222
UnumProvident Corp.	100	1,341
W.R. Berkley Corp.	254,250	13,398,975
Zenith National Insurance Corp.	300	8,550
		33,948,129
Real Estate - 2.5%
Equity Residential (SBI)	100	2,595
Pan Pacific Retail Properties, Inc.	200,000	7,870,000
ProLogis	298,200	8,140,860
Simon Property Group, Inc.	595,700	23,250,171
		39,263,626
Thrifts & Mortgage Finance - 0.1%
Doral Financial Corp.	2,100	93,765
Farmer Mac Class C (non-vtg.) (a)	86,300	1,928,805
		2,022,570
TOTAL FINANCIALS		93,291,092
HEALTH CARE - 22.4%
Biotechnology - 7.6%
Actelion Ltd. (Reg.) (a)	100	6,676
Affymetrix, Inc. (a)	100	1,971
Biogen, Inc. (a)	100	3,800
BioSource International, Inc. (a)	100	690
Caliper Technologies Corp. (a)	100	455
Celltech Group PLC sponsored ADR (a)	100	1,112
Charles River Laboratories International, Inc. (a)	925,400	29,779,372
Connetics Corp. (a)	100	1,497
Digene Corp. (a)	100	2,723

	Shares	Value (Note 1)
Enzon Pharmaceuticals, Inc. (a)	100	$ 1,252
Genentech, Inc. (a)	100	7,212
Gilead Sciences, Inc. (a)	100	5,558
Harvard Bioscience, Inc. (a)(c)	2,802,200	10,648,360
IDEC Pharmaceuticals Corp. (a)	200	6,800
IDEXX Laboratories, Inc. (a)	138,400	4,641,936
Invitrogen Corp. (a)	1,187,700	45,572,049
Martek Biosciences (a)	100	4,294
MedImmune, Inc. (a)	100	3,637
QIAGEN NV (a)	3,071,400	24,939,768
Techne Corp. (a)	242,300	7,351,382
United Therapeutics Corp. (a)	100	2,178
		122,982,722
Health Care Equipment & Supplies - 2.4%
Advanced Neuromodulation Systems, Inc. (a)	100	5,177
Align Technology, Inc. (a)	100	1,255
Amersham PLC	1,320,600	9,939,885
Apogent Technologies, Inc. (a)	100	2,000
Becton, Dickinson & Co.	100	3,885
Biacore International AB sponsored ADR	100	2,140
Biomet, Inc.	100	2,866
Biosite, Inc. (a)	100	4,810
Bruker AXS, Inc. (a)	100	307
Bruker Daltonics, Inc. (a)	100	533
C.R. Bard, Inc.	100	7,131
Closure Medical Corp. (a)	13,300	251,104
CNS., Inc. (a)	100	850
CTI Molecular Imaging, Inc.	100	1,891
Cyberonics, Inc. (a)	100	2,151
DENTSPLY International, Inc.	100	4,090
Edwards Lifesciences Corp. (a)	475,500	15,282,570
Guidant Corp.	3,800	168,682
HealthTronics Surgical Services, Inc. (a)	100	900
ICU Medical, Inc. (a)	100	3,115
Integra Lifesciences Holdings Corp. (a)	100	2,638
Kensey Nash Corp. (a)	100	2,600
Millipore Corp. (a)	74,300	3,296,691
Molecular Devices Corp. (a)	100	1,591
Nutraceutical International Corp. (a)	100	1,075
Schick Technologies, Inc. (a)	52,700	363,630
St. Jude Medical, Inc. (a)	100	5,750
SurModics, Inc. (a)	100	3,050
Tecan Group AG	100	2,872
Therasense, Inc. (a)	100	1,000
TriPath Imaging, Inc. (a)	100	683
Varian Medical Systems, Inc. (a)	157,700	9,078,789
Wilson Greatbatch Technologies, Inc. (a)	100	3,610
Wright Medical Group, Inc. (a)	100	1,900
		38,451,221
Health Care Providers & Services - 10.1%
Accredo Health, Inc. (a)	810,750	17,674,350
AdvancePCS Class A (a)	670,400	25,629,392
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
American Healthways, Inc. (a)	100	$ 3,612
AmSurg Corp. (a)	167,000	5,093,500
Anthem, Inc. (a)	100	7,715
Caremark Rx, Inc. (a)	734,100	18,851,688
Cerner Corp. (a)	967,200	22,197,240
Coventry Health Care, Inc. (a)	81,800	3,775,888
Eclipsys Corp. (a)	100	1,044
Express Scripts, Inc. (a)	46,200	3,156,384
First Health Group Corp. (a)	9,800	270,480
Health Management Associates, Inc. Class A	481,500	8,883,675
IMS Health, Inc.	1,757,800	31,622,822
Laboratory Corp. of America Holdings (a)	100	3,015
McKesson Corp.	3,500	125,090
MIM Corp. (a)	100	653
NDCHealth Corp.	100	1,835
Omnicare, Inc.	240,500	8,126,495
Oxford Health Plans, Inc. (a)	100	4,203
Patterson Dental Co. (a)	100	4,538
Pharmaceutical Product Development, Inc. (a)	100	2,873
Priority Healthcare Corp. Class B (a)	669,000	12,409,950
Quest Diagnostics, Inc. (a)	100	6,380
ResCare, Inc. (a)	802,973	3,669,587
Tripos, Inc. (a)	100	795
WebMD Corp. (a)	41,600	450,528
		161,973,732
Pharmaceuticals - 2.3%
Alpharma, Inc. Class A	100	2,160
Altana AG sponsored ADR	100	6,200
Dr. Reddy's Laboratories Ltd. ADR	238,300	5,554,773
Endo Pharmaceuticals Holdings, Inc. (a)	100	1,692
Forest Laboratories, Inc. (a)	200	10,950
ICN Pharmaceuticals, Inc.	95,700	1,603,932
Mylan Laboratories, Inc.	203,000	7,058,310
Novo Nordisk AS Series B	100	3,510
Perrigo Co.	14,200	222,088
Pharmaceutical Resources, Inc. (a)	7,700	374,682
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	5,238,414
SICOR, Inc. (a)	473,400	9,628,956
Stada Arzneimittel AG	111,796	7,131,194
Watson Pharmaceuticals, Inc. (a)	5,200	209,924
		37,046,785
TOTAL HEALTH CARE		360,454,460

	Shares	Value (Note 1)
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	100	$ 5,191
Applied Signal Technology, Inc.	100	1,700
DRS Technologies, Inc. (a)	204,900	5,720,808
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	1,910
Engineered Support Systems, Inc.	150	6,278
Herley Industries, Inc. (a)	93,300	1,584,234
L-3 Communications Holdings, Inc. (a)	202,800	8,819,772
Veridian Corp.	391,100	13,645,479
		29,785,372
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	115,570
Expeditors International of Washington, Inc.	4,400	152,416
FedEx Corp.	100	6,203
UTI Worldwide, Inc.	100	3,119
		277,308
Airlines - 0.0%
Southwest Airlines Co.	100	1,720
Building Products - 0.0%
Simpson Manufacturing Co. Ltd. (a)	100	3,660
Commercial Services & Supplies - 3.1%
Apollo Group, Inc. Class A (a)	200	12,352
Avery Dennison Corp.	100	5,020
Bright Horizons Family Solutions, Inc. (a)(c)	670,900	22,515,404
Career Education Corp. (a)	100	6,842
ChoicePoint, Inc. (a)	579,900	20,018,148
Cintas Corp.	100	3,544
Corinthian Colleges, Inc. (a)	100	4,857
Danka Business Systems PLC sponsored ADR (a)	17,000	65,603
DeVry, Inc. (a)	3,900	90,831
Education Management Corp. (a)	100	5,318
FTI Consulting, Inc. (a)	150	3,746
H&R Block, Inc.	3,300	142,725
Headwaters, Inc. (a)	100	1,469
Herman Miller, Inc.	100	2,021
HON Industries, Inc.	131,500	4,010,750
Ionics, Inc. (a)	100	2,237
Princeton Review, Inc. (a)	200	1,180
Right Management Consultants, Inc. (a)	100	1,265
Robert Half International, Inc. (a)	100	1,894
Stericycle, Inc. (a)	100	3,848
Strayer Education, Inc.	100	7,945
Tetra Tech, Inc. (a)	182,800	3,131,364
West Corp. (a)	100	2,665
		50,041,028
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Granite Construction, Inc.	100	$ 1,916
Jacobs Engineering Group, Inc. (a)	100	4,215
		6,131
Electrical Equipment - 0.2%
Johnson Electric Holdings Ltd.	500	619
REPower Systems AG	121,500	2,890,233
		2,890,852
Industrial Conglomerates - 0.4%
Alleghany Corp.	32,778	6,260,598
Teleflex, Inc.	100	4,255
		6,264,853
Machinery - 1.1%
AGCO Corp. (a)	100	1,708
CNH Global NV	100	954
CUNO, Inc. (a)	86,000	3,106,320
Dionex Corp. (a)	100	3,975
ESCO Technologies, Inc. (a)	100	4,400
Graco, Inc.	445,800	14,265,600
Husky Injection Molding Systems Ltd. (a)	100	434
Joy Global, Inc. (a)	100	1,477
PACCAR, Inc.	100	6,756
Pentair, Inc.	100	3,906
Quixote Corp.	100	2,553
Trinity Industries, Inc.	100	1,851
		17,399,934
Road & Rail - 0.0%
Canadian National Railway Co.	100	4,829
Heartland Express, Inc. (a)	100	2,225
		7,054
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	6,788
TOTAL INDUSTRIALS		106,684,700
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.0%
3Com Corp. (a)	100	468
Avocent Corp. (a)	100	2,993
Black Box Corp.	100	3,620
Emulex Corp. (a)	100	2,277
Harris Corp.	100	3,005
InterDigital Communication Corp. (a)	100	2,337
Loral Space & Communications Ltd. (a)	67,810	206,821
NetScreen Technologies, Inc. (a)	200	4,510
Packeteer, Inc. (a)	10	156
PC-Tel, Inc. (a)	100	1,186
Polycom, Inc. (a)	200	2,772
QUALCOMM, Inc.	100	3,575

	Shares	Value (Note 1)
Scientific-Atlanta, Inc.	5,100	$ 121,584
UTStarcom, Inc. (a)	100	3,557
		358,861
Computers & Peripherals - 0.8%
ATI Technologies, Inc. (a)	100	994
Avid Technology, Inc. (a)	100	3,507
Drexler Technology Corp. (a)(c)	850,126	13,176,953
Lexmark International, Inc. Class A (a)	100	7,077
		13,188,531
Electronic Equipment & Instruments - 5.5%
Anritsu Corp.	633,000	3,464,074
CDW Corp. (a)	60,600	2,775,480
Flir Systems, Inc. (a)	200	6,030
INFICON Holding AG (a)	100	6,439
Mettler-Toledo International, Inc. (a)	173,000	6,340,450
MOCON, Inc.	100	725
Nam Tai Electronics, Inc.	111,800	4,740,320
National Instruments Corp. (a)	100	3,778
Symbol Technologies, Inc.	3,312,400	43,094,324
Trimble Navigation Ltd. (a)	100	2,293
Waters Corp. (a)	978,720	28,510,114
		88,944,027
Internet Software & Services - 0.5%
Aquantive, Inc. (a)	125,792	1,320,816
Ariba, Inc. (a)	100	297
AsiaInfo Holdings, Inc. (a)	100	820
Autobytel, Inc. (a)	100	624
CNET Networks, Inc. (a)	100	623
Digital Impact, Inc. (a)	100	185
Digital Insight Corp. (a)	10	191
Expedia, Inc. (a)	200	15,276
FreeMarkets, Inc. (a)	100	696
j2 Global Communications, Inc. (a)	100	4,598
LookSmart Ltd. (a)	100	283
Netease.com, Inc. sponsored ADR (a)	23,200	845,872
NetRatings, Inc. (a)	10	91
NIC, Inc. (a)	10	29
Overture Services, Inc. (a)	180,900	3,279,717
PEC Solutions, Inc. (a)	100	1,610
Quovadx, Inc. (a)	10	30
Raindance Communications, Inc. (a)	10	25
Retek, Inc. (a)	92,800	593,920
SINA.com (a)	45,000	914,850
Sohu.com, Inc. (a)	24,800	847,168
Supportsoft, Inc. (a)	10	65
ValueClick, Inc. (a)	100	603
Yahoo!, Inc. (a)	100	3,276
		7,831,665
IT Services - 1.4%
Affiliated Computer Services, Inc. Class A (a)	101,300	4,632,449
CACI International, Inc. Class A (a)	300	10,290
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CheckFree Corp. (a)	100	$ 2,784
Cognizant Technology Solutions Corp. Class A (a)	300	7,308
Concord EFS, Inc. (a)	1,139,000	16,766,080
DST Systems, Inc. (a)	100	3,800
infoUSA, Inc. (a)	100	810
Paychex, Inc.	100	2,931
SRA International, Inc. Class A (a)	100	3,200
SunGard Data Systems, Inc. (a)	100	2,591
		21,432,243
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	153,900	11,571,741
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. (a)	100	3,482
ASM Pacific Technology Ltd.	500	1,462
Broadcom Corp. Class A (a)	100	2,491
International Rectifier Corp. (a)	100	2,682
Intersil Corp. Class A (a)	100	2,661
KLA-Tencor Corp. (a)	100	4,649
Lam Research Corp. (a)	100	1,821
Linear Technology Corp.	100	3,221
Micrel, Inc. (a)	100	1,039
Microchip Technology, Inc.	100	2,463
Novellus Systems, Inc. (a)	100	3,662
NVIDIA Corp. (a)	5,000	115,050
Omnivision Technologies, Inc. (a)	100	3,120
QLogic Corp. (a)	81	3,915
RF Micro Devices, Inc. (a)	100	602
Standard Microsystems Corp. (a)	100	1,517
Tundra Semiconductor Corp. Ltd. (a)	100	827
		154,664
Software - 1.2%
Activision, Inc. (a)	150	1,938
Adobe Systems, Inc.	100	3,207
Ansys, Inc. (a)	100	3,110
BEA Systems, Inc. (a)	100	1,086
Borland Software Corp. (a)	100	977
Business Objects SA sponsored ADR (a)	100	2,195
Check Point Software Technologies Ltd. (a)	100	1,955
Cognos, Inc. (a)	100	2,706
Dassault Systemes SA sponsored ADR	100	3,290
Digimarc Corp. (a)	100	1,570
Electronic Arts, Inc. (a)	107,800	7,976,122
Kronos, Inc. (a)	100	5,081
Legato Systems, Inc. (a)	7,000	58,730
Magma Design Automation, Inc. (a)	100	1,715
Manhattan Associates, Inc. (a)	100	2,597
Mercury Interactive Corp. (a)	100	3,861
Network Associates, Inc. (a)	100	1,268

	Shares	Value (Note 1)
PeopleSoft, Inc. (a)	100	$ 1,759
Red Hat, Inc. (a)	100	757
Renaissance Learning, Inc. (a)	182,070	3,987,333
Secure Computing Corp. (a)	100	873
Symantec Corp. (a)	50,100	2,197,386
Synopsys, Inc. (a)	100	6,185
Trend Micro, Inc. sponsored ADR (a)	100	1,560
Vastera, Inc. (a)	771,999	4,608,834
WatchGuard Technologies, Inc. (a)	10	46
		18,876,141
TOTAL INFORMATION TECHNOLOGY		162,357,873
MATERIALS - 16.0%
Chemicals - 0.3%
BOC Group PLC	100	1,287
Ecolab, Inc.	200	5,120
International Flavors & Fragrances, Inc.	154,800	4,942,764
Potash Corp. of Saskatchewan	100	6,381
Praxair, Inc.	100	6,010
Sigma Aldrich Corp.	100	5,418
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,000	390
Spartech Corp.	100	2,121
Terra Nitrogen Co. LP	100	510
Valspar Corp.	100	4,222
		4,974,223
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	4,128
James Hardie Industries NV	100	474
Vulcan Materials Co.	100	3,707
		8,309
Containers & Packaging - 0.0%
IPL, Inc. Class A	100	668
Metals & Mining - 15.6%
Agnico-Eagle Mines Ltd.	1,119,130	12,911,761
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	65,380
Apex Silver Mines Ltd. (a)	100	1,475
AUR Resources, Inc. (a)	3,015,100	7,494,127
Barrick Gold Corp.	100	1,780
Companhia Vale do Rio Doce sponsored ADR	100	2,966
Compania de Minas Buenaventura SA sponsored ADR	701,800	21,117,162
Freeport-McMoRan Copper & Gold, Inc. Class B	884,300	21,665,350
Goldcorp, Inc.	50,000	600,979
Harmony Gold Mining Co. Ltd.	1,146,300	15,105,090
High River Gold Mines Ltd. (a)	982,300	1,246,278
Kinross Gold Corp. (a)	3,621,966	24,427,713
Meridian Gold, Inc. (a)	3,489,000	39,865,410
Newmont Mining Corp. Holding Co.	2,814,180	91,348,276
Nucor Corp.	100	4,885
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Placer Dome, Inc.	100	$ 1,224
POSCO sponsored ADR	100	2,619
Sons of Gwalia Ltd. ADR	100	775
Steel Dynamics, Inc. (a)	129,000	1,767,300
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	12,715,125
		250,345,675
Paper & Forest Products - 0.1%
Aracruz Celulose SA sponsored ADR	100	2,106
Sino-Forest Corp. Class A (sub. vtg.) (a)	937,400	1,592,704
		1,594,810
TOTAL MATERIALS		256,923,685
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
BCE, Inc.	100	2,305
Golden Telecom, Inc. (a)	100	2,244
ITXC Corp. (a)	10	26
Matav Rt. sponsored ADR	100	1,720
PT Telkomunikasi Indonesia Tbk sponsored ADR	252,300	2,825,760
Rostelecom sponsored ADR	100	1,039
		2,833,094
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL (For. Reg.)	100	146
America Movil SA de CV sponsored ADR	100	1,875
At Road, Inc. (a)	128,500	1,403,220
Mobile TeleSystems OJSC sponsored ADR (a)	100	5,900
Vimpel Communications sponsored ADR (a)	100	4,644
		1,415,785
TOTAL TELECOMMUNICATION SERVICES		4,248,879
UTILITIES - 3.6%
Electric Utilities - 0.2%
Ameren Corp.	100	4,410
Black Hills Corp.	100	3,070
Cinergy Corp.	100	3,679
Empire District Electric Co.	100	2,175
Otter Tail Corp.	100	2,698
Wisconsin Energy Corp.	109,500	3,175,500
		3,191,532
Gas Utilities - 1.1%
KeySpan Corp.	498,700	17,678,915
Southwestern Energy Co. (a)	100	1,501
		17,680,416

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 2.3%
Energy East Corp.	100	$ 2,076
Equitable Resources, Inc.	92,600	3,772,524
Questar Corp.	5,600	187,432
SCANA Corp.	894,000	30,646,320
Sierra Pacific Resources (a)	393,700	2,338,578
		36,946,930
TOTAL UTILITIES		57,818,878
TOTAL COMMON STOCKS (Cost $1,239,018,524)		1,423,571,887
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (d) (Cost $24,998)	$ 25,000	24,999
Money Market Funds - 16.5%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	178,266,610	178,266,610
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	86,930,752	86,930,752
TOTAL MONEY MARKET FUNDS (Cost $265,197,362)		265,197,362
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $1,504,240,884)		1,688,794,248
NET OTHER ASSETS - (5.0)%		(80,537,204)
NET ASSETS - 100%		$ 1,608,257,044
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 S&P MidCap 400 Index Contracts	Sept. 2003	$ 240,100	$ 87

The face value of futures purchased as a percentage of net assets 0.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,999.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $414,289,322 and $341,313,289, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42,349 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.6%
Canada	8.8%
Netherlands	1.5%
Peru	1.3%
Others (individually less than 1%)	5.8%
100.0%
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bright Horizons Family Solutions, Inc.	$ 452,775	$ -	$ -	$ 22,515,404
Drexler Technology Corp.	4,314,828	-	-	13,176,953
Harvard Bioscience, Inc.	3,124,014	-	-	10,648,360
TOTALS	$ 7,891,617	$ -	$ -	$46,340,717
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $158,631,000 of which $15,428,000, $42,786,000 and $100,417,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,459,787) (cost $1,504,240,884) - See accompanying schedule		$ 1,688,794,248
Receivable for investments sold		6,305,985
Receivable for fund shares sold		1,232,130
Dividends receivable		726,197
Interest receivable		222,250
Other receivables		189,768
Total assets		1,697,470,578

Liabilities
Payable to custodian bank	$ 83,308
Payable for investments purchased	120,678
Payable for fund shares redeemed	1,012,357
Accrued management fee	778,285
Distribution fees payable	180,698
Payable for daily variation on futures contracts	800
Other payables and accrued expenses	106,656
Collateral on securities loaned, at value	86,930,752
Total liabilities		89,213,534

Net Assets		$ 1,608,257,044
Net Assets consist of:
Paid in capital		$ 1,603,377,354
Accumulated net investment loss		(820,569)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,856,492)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,556,751
Net Assets		$ 1,608,257,044

Initial Class: Net Asset Value, offering price and redemption price per share ($485,537,863 ÷ 25,587,308 shares)		$ 18.98

Service Class: Net Asset Value, offering price and redemption price per share ($412,982,974 ÷ 21,807,628 shares)		$ 18.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($709,736,207 ÷ 37,638,380 shares)		$ 18.86

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,414,512
Interest		1,146,985
Security lending		691,436
Total income		5,252,933

Expenses
Management fee	$ 4,151,159
Transfer agent fees	500,364
Distribution fees	918,869
Accounting and security lending fees	171,125
Non-interested trustees' compensation	2,834
Custodian fees and expenses	49,119
Audit	17,856
Legal	1,478
Miscellaneous	257,923
Total expenses before reductions	6,070,727
Expense reductions	(208,343)	5,862,384
Net investment income (loss)		(609,451)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,980,179)
Foreign currency transactions	(110)
Futures contracts	20,901
Total net realized gain (loss)		(17,959,388)
Change in net unrealized appreciation (depreciation) on: Investment securities	146,933,167
Assets and liabilities in foreign currencies	1,949
Futures contracts	4,268
Total change in net unrealized appreciation (depreciation)		146,939,384
Net gain (loss)		128,979,996
Net increase (decrease) in net assets resulting from operations		$ 128,370,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (609,451)	$ 5,367,275
Net realized gain (loss)	(17,959,388)	(100,092,133)
Change in net unrealized appreciation (depreciation)	146,939,384	(54,350,719)
Net increase (decrease) in net assets resulting from operations	128,370,545	(149,075,577)
Distributions to shareholders from net investment income	(5,082,393)	(10,315,464)
Share transactions - net increase (decrease)	86,214,894	406,189,773
Total increase (decrease) in net assets	209,503,046	246,798,732

Net Assets
Beginning of period	1,398,753,998	1,151,955,266
End of period (including accumulated net investment loss of $820,569 and undistributed net investment income of $4,928,520, respectively)	$ 1,608,257,044	$ 1,398,753,998
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	791,168	1,685,646	10,521,376
Reinvested	131,528	76,717	95,288
Redeemed	(3,866,493)	(1,616,633)	(2,932,933)
Net increase (decrease)	(2,943,797)	145,730	7,683,731
Dollars
Sold	$ 13,943,431	$ 29,471,153	$ 182,327,647
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(66,155,199)	(27,544,480)	(50,910,051)
Net increase (decrease)	$ (50,004,732)	$ 3,211,680	$ 133,007,946

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	7,049,981	6,655,084	22,666,360
Reinvested	277,413	161,340	101,720
Redeemed	(8,136,461)	(3,917,197)	(3,604,685)
Net increase (decrease)	(809,067)	2,899,227	19,163,395
Dollars
Sold	$ 134,875,925	$ 125,174,947	$ 416,253,061
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(145,105,795)	(70,148,866)	(65,174,962)
Net increase (decrease)	$ (4,928,501)	$ 58,104,443	$ 353,013,831

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350
From net realized gain	-	-	-
Total	$ 2,207,036	$ 1,285,007	$ 1,590,350

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,362	$ 1,935,733
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,362	$ 1,935,733

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.09	.20	.19	- H	- H
Net realized and unrealized gain (loss)	1.55	(2.00)	(.86)	4.95	5.05	.31
Total from investment operations	1.55	(1.91)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.08)	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.08)	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 18.98	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	8.91%	(9.82)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.72% A	.70%	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.72% A	.70%	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.69% A	.63%	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.04% A	.51%	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,538	$ 499,557	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.08	.18	.17	(.01)	- H
Net realized and unrealized gain (loss)	1.54	(2.00)	(.86)	4.93	5.05	.31
Total from investment operations	1.54	(1.92)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.06)	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.06)	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 18.94	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	8.87%	(9.90)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.80%	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.82% A	.80%	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.79% A	.73%	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	(.06)% A	.41%	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412,983	$ 378,264	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.15	.14
Net realized and unrealized gain (loss)	1.54	(1.99)	(.86)	5.35
Total from investment operations	1.52	(1.94)	(.71)	5.49
Distributions from net investment income	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 18.86	$ 17.39	$ 19.49	$ 20.20
Total Return B,C,D	8.78%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	.95%	.94%	.99% A
Expenses net of voluntary waivers, if any	.98% A	.95%	.94%	.99% A
Expenses net of all reductions	.95% A	.88%	.88%	.94% A
Net investment income (loss)	(.21)% A	.25%	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 709,736	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	54% A	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bell Trace Obligated Group
7/11/03	1.34% (b)	$ 11,800,000	$ 11,800,000
Conoco, Inc.
4/15/04	1.51	12,335,000	12,753,657
TOTAL CORPORATE BONDS			24,553,657
Certificates of Deposit - 23.7%

London Branch, Eurodollar, Foreign Banks - 14.3%
BNP Paribas SA
8/26/03	1.25%	25,000,000	25,000,000
Deutsche Bank AG
7/14/03	1.25	50,000,000	50,000,000
Dresdner Bank AG
8/21/03	1.24	10,000,000	10,000,000
HBOS Treasury Services PLC
7/3/03	1.21	15,000,000	15,000,000
7/31/03	1.26	50,000,000	50,000,000
8/21/03	1.21	10,000,000	10,000,000
9/15/03	0.94	10,000,000	10,002,101
ING Bank NV
7/7/03	1.25	35,000,000	35,000,000
10/1/03	1.05 (d)	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale
7/1/03	1.27	50,000,000	50,000,000
Societe Generale
8/22/03	1.26	50,000,000	50,000,000
			355,002,101
New York Branch, Yankee Dollar, Foreign Banks - 9.4%
BNP Paribas SA
7/1/03	1.04 (b)	50,000,000	49,991,766
8/11/03	1.35	5,000,000	5,000,000
9/19/03	1.43	25,000,000	25,000,000
Canadian Imperial Bank of Commerce
7/15/03	1.20 (b)	20,000,000	20,000,000
Credit Agricole Indosuez
7/1/03	1.04 (b)	10,000,000	9,997,734
7/1/03	1.07 (b)	10,000,000	9,999,232
Royal Bank of Canada
7/1/03	1.04 (b)	15,000,000	14,998,481
Royal Bank of Scotland PLC
7/7/03	1.24	15,000,000	15,000,000
Societe Generale
7/1/03	1.04 (b)	20,000,000	19,997,898
7/1/03	1.05 (b)	20,000,000	19,998,585
Svenska Handelsbanken AB
7/1/03	1.24 (b)	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Toronto-Dominion Bank
7/7/03	1.25%	$ 10,000,000	$ 10,000,025
WestLB AG
8/26/03	1.28	25,000,000	25,000,000
			234,983,721
TOTAL CERTIFICATES OF DEPOSIT			589,985,822
Commercial Paper - 24.5%

Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/18/03	1.27	5,000,000	4,997,001
7/21/03	1.25	40,000,000	39,972,222
8/6/03	1.25	50,000,000	49,937,500
8/12/03	1.15	15,000,000	14,979,875
DaimlerChrysler NA Holding Corp.
7/15/03	1.57	5,000,000	4,996,967
8/13/03	1.53	5,000,000	4,990,922
8/18/03	1.51	9,000,000	8,982,000
9/22/03	1.23	6,000,000	5,982,985
Edison Asset Securitization LLC
7/10/03	1.27	10,000,000	9,996,850
Emerald (MBNA Credit Card Master Note Trust)
7/30/03	1.25	20,000,000	19,979,861
Ford Motor Credit Co.
8/19/03	1.51	11,000,000	10,977,542
9/3/03	1.50	5,000,000	4,986,756
9/4/03	1.51	3,000,000	2,991,875
9/9/03	1.44	6,000,000	5,983,317
GE Capital International Funding, Inc.
8/15/03	1.24	10,000,000	9,984,500
9/18/03	1.27	5,000,000	4,986,175
General Electric Capital Corp.
8/15/03	1.23	10,000,000	9,984,625
General Electric Co.
10/23/03	1.20	10,000,000	9,962,317
General Mills, Inc.
7/10/03	1.32	5,000,000	4,998,350
Goldman Sachs Group, Inc.
7/15/03	1.28	50,000,000	49,975,306
Hatteras Funding Corp.
8/19/03	1.20	5,000,000	4,991,833
ING U.S. Funding LLC
7/15/03	1.30	25,000,000	24,987,410
Morgan Stanley
7/1/03	1.46 (b)	30,000,000	30,000,000
Motown Notes Program
9/10/03	1.06	5,000,000	4,989,547
9/10/03	1.18	5,000,000	4,988,364
9/16/03	1.11	10,000,000	9,976,258
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Newcastle (Discover Card Master Trust)
7/24/03	1.26%	$ 5,000,000	$ 4,995,975
7/25/03	1.25	5,000,000	4,995,833
8/22/03	1.07	60,000,000	59,907,267
Paradigm Funding LLC
7/25/03	1.25	60,000,000	59,950,000
8/5/03	1.20	5,000,000	4,994,167
8/21/03	0.99	5,000,000	4,992,988
Park Granada LLC
8/12/03	1.09	5,000,000	4,993,642
8/18/03	1.01	50,000,000	49,932,667
8/18/03	1.02	25,000,000	24,966,000
9/4/03	1.18	5,000,000	4,989,347
Transamerica Finance Corp.
8/22/03	1.07	25,000,000	24,961,361
TOTAL COMMERCIAL PAPER			609,259,605
Federal Agencies - 21.3%

Fannie Mae - 11.1%
Agency Coupons - 4.1%
6/29/04	1.29	30,000,000	30,000,000
7/20/04	1.06	45,000,000	45,000,000
7/23/04	1.08 (d)	25,000,000	25,000,000
			100,000,000
Discount Notes - 7.0%
7/25/03	1.33	25,000,000	24,978,000
8/25/03	1.15	50,000,000	49,912,153
11/21/03	1.04	100,000,000	99,586,885
			174,477,038
			274,477,038
Federal Home Loan Bank - 7.0%
Agency Coupons - 7.0%
2/24/04	1.40	50,000,000	49,999,050
3/5/04	1.41	25,000,000	25,000,000
3/10/04	1.44	25,000,000	25,000,000
6/28/04	1.30	25,000,000	25,000,000
7/6/04	1.23	50,000,000	50,000,000
			174,999,050
Freddie Mac - 3.2%
Agency Coupons - 1.0%
7/27/04	1.20 (d)	25,000,000	25,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Discount Notes - 2.2%
10/31/03	1.03%	$ 49,000,000	$ 48,828,963
12/4/03	1.14	5,000,000	4,975,517
			53,804,480
			78,804,480
TOTAL FEDERAL AGENCIES			528,280,568
Bank Notes - 1.2%

Bank One NA, Chicago
9/8/03	1.16	20,000,000	20,000,000
National City Bank, Indiana
7/1/03	1.04 (b)	10,000,000	9,997,974
TOTAL BANK NOTES			29,997,974
Master Notes - 2.7%

Goldman Sachs Group, Inc.
7/1/03	1.52 (b)(c)	23,000,000	23,000,000
7/7/03	1.35 (c)	15,000,000	15,000,000
8/12/03	1.38 (c)	30,000,000	30,000,000
TOTAL MASTER NOTES			68,000,000
Medium-Term Notes - 16.3%

American Express Credit Corp.
7/7/03	1.35 (b)	10,000,000	10,001,962
Bank of New York Co., Inc.
7/28/03	1.01 (a)(b)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
7/23/03	1.33 (b)	10,000,000	10,003,441
Bank One NA, Chicago
7/1/03	1.03 (b)	50,000,000	49,986,721
7/1/03	1.04 (b)	10,000,000	9,999,325
GE Capital Assurance Co.
7/1/03	1.43 (b)(c)	5,000,000	5,000,000
General Electric Capital Corp.
7/1/03	1.58 (b)	20,000,000	20,008,056
7/9/03	1.32 (b)	25,000,000	25,000,000
7/17/03	1.17 (b)	20,000,000	20,000,000
7/28/03	1.11 (b)	15,000,000	15,002,656
General Motors Acceptance Corp. Mortgage Credit
7/1/03	1.82 (b)(c)	30,000,000	30,000,000
Harwood Street Funding I LLC
7/21/03	1.22 (a)(b)	10,000,000	10,000,000
HBOS Treasury Services PLC
9/24/03	1.27 (b)	20,000,000	20,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Landesbank Baden-Wuerttemberg
7/15/03	1.18% (b)	$ 25,000,000	$ 25,001,879
Montauk Funding Corp.
7/15/03	1.14 (b)	15,000,000	15,000,000
Morgan Stanley
7/1/03	1.46 (b)	25,000,000	25,000,000
7/15/03	1.28 (b)	20,000,000	20,000,000
National City Bank, Indiana
7/1/03	1.05 (b)	25,000,000	24,995,442
Verizon Global Funding Corp.
9/15/03	1.57 (b)	30,000,000	30,000,000
9/17/03	1.21 (b)	15,000,000	15,000,703
Wachovia Bank NA
7/28/03	1.32 (b)	10,000,000	10,003,456
TOTAL MEDIUM-TERM NOTES			405,003,641
Short-Term Notes - 3.3%

Jackson National Life Insurance Co.
7/1/03	1.42 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/03	1.48 (b)(c)	10,000,000	10,000,000
7/28/03	1.12 (b)	5,000,000	5,000,000
8/1/03	1.47 (b)(c)	5,000,000	5,000,000
Monumental Life Insurance Co.
7/1/03	1.46 (b)(c)	5,000,000	5,000,000
7/1/03	1.49 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/03	1.42 (b)(c)	30,000,000	30,000,000
Pacific Life Insurance Co.
9/11/03	1.36 (b)(c)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
8/1/03	1.48 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 0.1%

West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) 1.65% tender 7/1/03, CP mode
7/1/03	1.65	2,000,000	2,000,000
Repurchase Agreements - 9.9%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 6/30/03 due 7/1/03 At 1.28%)	$ 753,027	$ 753,000
With:
Banc of America Securities LLC At:
1.05%, dated 6/26/03 due 7/28/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $15,750,000, 4.5%, 7/25/33)	15,014,000	15,000,000
1.51%, dated 6/30/03 due 7/1/03 (Collateralized by Corporate Obligations with principal amounts of $154,035,472, 0% - 9%, 2/15/04 - 12/10/37)	100,004,194	100,000,000
Citigroup Global Markets, Inc. At 1.44%, dated 6/30/03 due 7/1/03 (Collateralized by Corporate Obligations with principal amounts of $60,772,000, 5.88% - 7.7%, 12/1/05 - 5/15/33)	54,002,160	54,000,000
J.P. Morgan Securities, Inc. At:
1.09%, dated 6/26/03 due 7/25/03 (Collateralized by Corporate Obligations with principal amounts of $1,750,500, 6.38% - 6.6%, 2/15/08 - 1/15/12)	2,001,756	2,000,000
1.13%, dated 6/26/03 due 7/25/03 (Collateralized by Corporate Obligations with principal amounts of $33,446,000, 5.3% - 7.35%, 7/3/06 - 6/1/28)	35,031,860	35,000,000
Lehman Brothers, Inc. At 1.15%, dated 6/26/03 due 7/29/03 (Collateralized by Corporate Obligations with principal amounts of $14,441,000, 6% - 9.5%, 12/15/05 - 8/01/29)	15,015,813	15,000,000
Morgan Stanley & Co. At 1.11%, dated 6/26/03 due 7/31/03 (Collateralized by Corporate Obligations with principal amounts of $30,210,132, 9.01% - 9.07%, 6/20/31 - 10/25/33)	25,026,979	25,000,000
TOTAL REPURCHASE AGREEMENTS		246,753,000
TOTAL INVESTMENT PORTFOLIO - 104.0%	2,585,834,267
NET OTHER ASSETS - (4.0)%	(99,330,919)
NET ASSETS - 100%	$ 2,486,503,348
Total Cost for Income Tax Purposes $ 2,585,834,267
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,000,000 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 1.43%, 7/1/03	7/30/02	$ 5,000,000
General Motors Acceptance Corp. Mortgage Credit 1.82%, 7/1/03	6/2/03	$ 30,000,000
Goldman Sachs Group, Inc.: 1.35%, 7/7/03	3/3/03	$ 15,000,000
1.38%, 8/12/03	2/11/03	$ 30,000,000
1.52%, 7/1/03	3/19/03 - 5/27/03	$ 23,000,000
Jackson National Life Insurance Co. 1.42%, 7/1/03	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 1.47%, 8/1/03	2/24/03	$ 5,000,000
1.48%, 7/1/03	3/26/02	$ 10,000,000
Monumental Life Insurance Co.: 1.46%, 7/1/03	9/17/98	$ 5,000,000
1.49%, 7/1/03	3/12/99	$ 5,000,000
New York Life Insurance Co. 1.42%, 7/1/03	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co. 1.36%, 9/11/03	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 1.48%, 8/1/03	4/28/00	$ 10,000,000
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,000,000 or 7.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $246,753,000) - See accompanying schedule		$ 2,585,834,267
Cash		52,810
Receivable for fund shares sold		4,276,205
Interest receivable		2,891,780
Total assets		2,593,055,062

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 100,000,000
Payable for fund shares redeemed	5,837,396
Distributions payable	12,584
Accrued management fee	414,848
Distribution fees payable	11,006
Other payables and accrued expenses	275,880
Total liabilities		106,551,714

Net Assets		$ 2,486,503,348
Net Assets consist of:
Paid in capital		$ 2,486,553,445
Accumulated net realized gain (loss) on investments		(50,097)
Net Assets		$ 2,486,503,348

Initial Class: Net Asset Value, offering price and redemption price per share ($2,428,485,521 ÷ 2,428,432,000 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($8,566,463 ÷ 8,564,720 shares)		$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,451,364 ÷ 49,452,930 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 18,093,265

Expenses
Management fee	$ 2,664,601
Transfer agent fees	907,063
Distribution fees	64,391
Accounting fees and expenses	122,124
Non-interested trustees' compensation	5,570
Custodian fees and expenses	26,876
Audit	27,503
Legal	2,868
Miscellaneous	91,885
Total expenses before reductions	3,912,881
Expense reductions	(225)	3,912,656
Net investment income		14,180,609
Net realized gain (loss) on investment securities		(50,097)
Net increase in net assets resulting from operations		$ 14,130,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,180,609	$ 46,410,100
Net realized gain (loss)	(50,097)	87,888
Net increase (decrease) in net assets resulting from operations	14,130,512	46,497,988
Distributions to shareholders from net investment income	(14,180,609)	(46,410,100)
Share transactions - net increase (decrease)	(274,135,942)	(39,187,088)
Total increase (decrease) in net assets	(274,186,039)	(39,099,200)

Net Assets
Beginning of period	2,760,689,387	2,799,788,587
End of period	$ 2,486,503,348	$ 2,760,689,387
Other Information:
Share Transactions at a net asset value of $1.00 per share	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	4,180,185,892	3,515,483	67,426,377
Reinvested	13,934,846	39,209	193,387
Redeemed	(4,470,656,035)	(3,004,806)	(65,770,295)
Net increase (decrease)	(276,535,297)	549,886	1,849,469

Share Transactions at a net asset value of $1.00 per share	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Sold	6,692,494,433	8,278,271	505,243,362
Reinvested	45,541,480	125,174	705,271
Redeemed	(6,786,431,592)	(6,531,366)	(498,612,121)
Net increase (decrease)	(48,395,679)	1,872,079	7,336,512

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 13,942,252	$ 39,209	$ 199,148

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 45,579,655	$ 125,174	$ 705,271

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.017	.041	.062	.050	.053
Distributions from net investment income	(.005)	(.017)	(.041)	(.062)	(.050)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.54%	1.69%	4.18%	6.30%	5.17%	5.46%
Ratios to Average Net Assets E
Expenses before expense reductions	.30% A	.29%	.28%	.33%	.27%	.30%
Expenses net of voluntary waivers, if any	.30% A	.29%	.28%	.33%	.27%	.30%
Expenses net of all reductions	.30% A	.29%	.28%	.33%	.27%	.30%
Net investment income	1.10% A	1.68%	3.99%	6.18%	5.06%	5.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,428,486	$ 2,705,069	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.016	.040	.031
Distributions from net investment income	(.005)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.49%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.39%	.45% A
Net investment income	.99% A	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,566	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.039	.058
Distributions from net investment income	(.004)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.41%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.54%	.55%	.60% A
Expenses net of all reductions	.55% A	.54%	.55%	.60% A
Net investment income	.84% A	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,451	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Mid Cap Portfolio estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. For the Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences for the Money Market Portfolio. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Manager: Growth	$ 326,768,089	$ 24,244,350	$ (29,639,631)	$ (5,395,281)
Balanced	309,556,253	27,291,077	(8,978,646)	18,312,431
Growth & Income	1,243,948,750	117,638,662	(118,598,245)	(959,583)
Growth Opportunities	631,932,504	87,821,917	(38,223,120)	49,598,797
Investment Grade Bond	2,410,180,481	92,904,764	(3,459,124)	89,445,640
Mid Cap	1,506,596,142	246,407,248	(64,209,142)	182,198,106

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by each applicable fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $926,498 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%	|
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.44%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 3,026	$ 5,658	$ 8,684
Balanced	$ 10,123	$ 25,716	$ 35,839
Growth & Income	$ 132,392	$ 212,171	$ 344,563
Growth Opportunities	$ 92,979	$ 53,804	$ 146,783
Investment Grade Bond	$ 330	$ 106,295	$ 106,625
Mid Cap	$ 186,362	$ 732,507	$ 918,869
Money Market	$ 4,047	$ 60,344	$ 64,391

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth		|
Initial Class	$ 102,049
Service Class	2,541
Service Class 2	3,133
	$ 107,723
Balanced
Initial Class	$ 84,879
Service Class	7,273
Service Class 2	8,110
	$ 100,262
Growth & Income
Initial Class	$ 226,035
Service Class	91,892
Service Class 2	61,884
	$ 379,811
Growth Opportunities
Initial Class	$ 142,032
Service Class	66,063
Service Class 2	19,807
	$ 227,902
Investment Grade Bond
Initial Class	$ 698,613
Service Class	268
Service Class 2	30,987
	$ 729,868
Mid Cap
Initial Class	$ 160,379
Service Class	130,648
Service Class 2	209,337
	$ 500,364
Money Market
Initial Class	$ 886,552
Service Class	2,907
Service Class 2	17,604
	$ 907,063

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 156,277
Balanced	$ 277,295
Growth & Income	$ 850,074
Growth Opportunities	$ 399,385
Investment Grade Bond	$ 1,912,498
Mid Cap	$ 1,140,049

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4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction

Asset Manager: Growth	$ 22,376	$ 420
Balanced	7,641	350
Growth & Income	12,035	29
Growth Opportunities	71,798	46
Investment Grade Bond	-	1,129
Mid Cap	206,697	1,646
Money Market	-	225

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders, each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Asset Manager: Growth	66%	-	-
Balanced	56%	1	29%
Growth & Income	27%	2	45%
Growth Opportunities	18%	1	51%
Investment Grade Bond	55%	-	-
Mid Cap	25%	2	45%
Money Market	54%	-	-

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPGRP2-SANN-0803
1.790134.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 28, 2003